        As filed with the Securities and Exchange Commission on January 21, 1997
                                                       Registration No. 33-16439
                                                                        811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /x/

                           PRE-EFFECTIVE AMENDMENT NO.                       / /

                         POST-EFFECTIVE AMENDMENT NO. 26                     /x/

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /x/

                                AMENDMENT NO. 28                             /x/

                       ROBERTSON STEPHENS INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              555 California Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 766-3863

                                 G. RANDY HECHT
                     c/o Robertson, Stephens & Company, L.P.
                              555 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies to:
                           TIMOTHY W. DIGGINS, ESQUIRE
                                  ROPES & GRAY
                             One International Place
                             Boston, MA  02110-2624

          Approximate date of proposed public offering : As soon as practicable after this Amendment becomes effective.

          It is proposed that this filing will become effective:
               (check appropriate box)

          / /  Immediately upon filing pursuant to paragraph (b);
          / /  On (date) pursuant to paragraph (b)
          /x/  60 days after filing pursuant to paragraph (a)(1);
          / /  On (date) pursuant to paragraph (a)(1);
          / / 75 days after filing pursuant to paragraph (a)(2); or / / On (date) pursuant to paragraph (a)(2) of Rule 485.


          If appropriate, check the following box:

          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Form 24f-2 on February 26, 1996 for the fiscal year ended December 31, 1995. The Registrant expects to file a Form 24f-2 for the fiscal year ended December 31, 1996 on or before the sixteenth day following the end of such fiscal year.

                  Total Number of Pages __ Exhibit Index at __

                       ROBERTSON STEPHENS INVESTMENT TRUST

                              Cross Reference Sheet

The Registration Statement contains a prospectus or prospectuses relating to Registrant's Class A shares and a prospectus or prospectuses relating to Registrant's Class C shares. References under "Prospectus Caption" are to those sections of each of the prospectuses contained in the Registration Statement, except as otherwise noted.

Information Required in
Prospectus by Form N-1A                            Combined
Registration Statement                    Part A   Prospectus Caption
-----------------------                   ------   ------------------

Item 1. Cover Page . . . . . . . . . . . . . . .   Prospectus Cover

Item 2. Synopsis . . . . . . . . . . . . . . . .   Expense Summary

Item 3. Condensed Financial Information. . . . .   How Performance is
                                                   Determined; and see Statement
                                                   of Additional Information -
                                                   Financial Statements

Item 4. General Description of Registrant. . . .   Prospectus Cover; Investment
                                                   Objectives and Policies;
                                                   Additional Information


Item 5. Management of the Fund . . . . . . . . .   Expense Summary; Management
                                                   of the Funds; Additional
                                                   Information


Item 5A. Management's Discussion of Fund
           Performance . . . . . . . . . . . . .   Included in Registrant's
                                                   Annual Performance
                                                   Reports to Shareholders for
                                                   Period ended December 31,
                                                   1995

Item 6. Capital Stock and Other Securities . . .   Dividends, Distributions and
                                                   Taxes; Additional
                                                   Information; Back Cover Page;
                                                   and see Statement of
                                                   Additional Information -
                                                   Management of the Funds

Item 7. Purchase of Securities Being Offered . .   How to Purchase Shares; How
                                                   Net Asset Value is
                                                   Determined; The Funds'
                                                   Distributor; Back Cover
                                                   Page

Item 8. Redemption or Repurchase . . . . . . . .   How to Redeem Shares

Item 9. Pending Legal Proceedings. . . . . . . .   Inapplicable

Information Required in Statement of               Statement of Additional
Additional Information by Form N-1A                Information Caption For
Registration Statement                    Part B   Each Series
------------------------------------      ------   ----------------------------

Item 10. Cover Page. . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents . . . . . . . . . . .   Cover Page

Item 12. General Information and History . . . .   Additional Information

Item 13. Investment Objectives and Policies. . .   Investment Objectives and
                                                   Policies; The Funds'
                                                   Investment Limitations

Item 14. Management of the Fund  . . . . . . . .   Management of the Funds

Item 15. Control Persons and Principal
         Holders of Securities . . . . . . . . .   Management of the Funds

Item 16. Investment Advisory and Other
         Services. . . . . . . . . . . . . . . .   Management of the Funds; The
                                                   Funds' Distributor;
                                                   Additional Information

Item 17. Brokerage Allocation and Other
         Services. . . . . . . . . . . . . . . .   Management of the Funds; The
                                                   Funds' Distributor

Item 18. Capital Stock and Other Securities. . .   See Prospectus - Additional
                                                   Information

Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered. . . . . . . .   How Net Asset Value is
                                                   Determined; and see
                                                   Prospectus - How to Purchase
                                                   Shares;  Prospectus - How to
                                                   Redeem Shares

Item 20. Tax Status. . . . . . . . . . . . . . .   Taxes; and see Prospectus -
                                                   Dividends, Distributions and
                                                   Taxes

Item 21. Underwriter . . . . . . . . . . . . . .   The Funds' Distributor; and
                                                   see Prospectus - The Funds'
                                                   Distributor

Item 22. Calculations of Performance Data. . . .   How Performance is Determined

Item 23. Financial Statements. . . . . . . . . .   Financial Statements


     The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

This Amendment only relates to the Registrant's Class C Shares. The information previously filed as part of the Registration Statement in respect of the Registrant's existing class of shares is not amended or superseded hereby.

                                 ---------------

                                    FORM N-lA


                                     PART A

                                 ---------------

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED JANUARY 21, 1997

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ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS C SHARES
800-270-5829                                                        March , 1997
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    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class C shares of eleven mutual funds by this
Prospectus: The CONTRARIAN FUND-TM-, The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GROWTH & INCOME FUND, The INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS C SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March __, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-270-5829. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

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                 TABLE OF CONTENTS
                                            PAGE
                                            -----
Expense Summary........................           2
Investment Objectives and Policies.....           4
Management of the Funds................          15
Portfolio Managers.....................          16
How to Purchase Shares.................          17
How to Redeem Shares...................          19
The Fund's Distributor.................          21
Shareholder Servicing Plan.............          21
Dividends, Distributions, and Taxes....          22
How Net Asset Value is Determined......          22
How Performance Is Determined..........          23
Additional Information.................          23

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None
  Contingent Deferred Sales Charge                              1.0% in the
   (as a percentage of the original purchase price              first year,
   or the current net asset value, whichever is less)           and
                                                                eliminated
                                                                thereafter.

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                                        GLOBAL         GLOBAL        GROWTH
                                           DEVELOPING     DIVERSIFIED    EMERGING     LOW-PRICED       NATURAL          &
                         CONTRARIAN-TM-     COUNTRIES       GROWTH        GROWTH         STOCK        RESOURCES      INCOME
                         ---------------  -------------  -------------  -----------  -------------  -------------  -----------
Management Fees                 1.50%          1.25%          1.00%          1.00%        1.00%          1.00%         1.00%
Rule 12b-1 Expenses             0.75%          0.75%          0.75%          0.75%        0.75%          0.75%         0.75%
Shareholder Service Fee         0.25%          0.25%          0.25%          0.25%        0.25%          0.25%         0.25%
Other Expenses*                 0.22%          0.35%(1)       0.70%(1)       0.35%        0.70%(1)       0.70%(1)      0.05%(1)
                               ------         ------         ------     -----------      ------         ------     -----------
Total Fund Operating
 Expenses*                      2.72%          2.60%(1)       2.70%(1)       2.35%        2.70%(1)       2.70%(1)      2.05%(1)

ANNUAL FUND OPERATING E
(as a percentage of ave
                                           MICRO
                          INFORMATION       CAP                      VALUE +
                            AGE-TM-       GROWTH       PARTNERS      GROWTH
                         -------------  -----------  ------------  -----------
Management Fees                1.00%        1.25%         1.25%         1.00%
Rule 12b-1 Expenses            0.75%        0.75%         0.75%         0.75%
Shareholder Service Fee        0.25%        0.25%         0.25%         0.25%
Other Expenses*                0.78%        0.45%(1)      0.45%(1)      0.33%
                              ------    -----------      ------    -----------
Total Fund Operating
 Expenses*                     2.78%        2.70%(1)      2.70%(1)      2.33%

----------------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES OF CLASS C SHARES.

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EXAMPLE

An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                                         1 YEAR       3 YEARS
                                                                       -----------  -----------
The Contrarian Fund-TM-                                                 $      28    $      84
The Developing Countries Fund                                           $      26    $      81
The Diversified Growth Fund                                             $      27    $      84
The Emerging Growth Fund                                                $      24    $      73
The Global Low-Priced Stock Fund                                        $      27    $      84
The Global Natural Resources Fund                                       $      27    $      84
The Growth & Income Fund                                                $      21    $      64
The Information Age Fund-TM-                                            $      28    $      86
The MicroCap Growth Fund                                                $      27    $      84
The Partners Fund                                                       $      27    $      84
The Value + Growth Fund                                                 $      24    $      73

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Developing Countries Fund, 1.21% and 3.46%; Diversified Growth Fund, 1.19% and 3.19%; Global Low-Priced Stock Fund, 1.65% and 3.65%; Global Natural Resources Fund, 0.92% and 2.92%; Growth & Income Fund, 0.51% and 2.51%; MicroCap Growth Fund, 4.90% and 7.15%; and Partners Fund, 0.67% and 2.92%. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

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                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE CONTRARIAN FUND-TM-
-------------------------------------

    The Contrarian Fund's-TM- investment objective is maximum long-term growth. Normally, The Contrarian Fund-TM- seeks this growth by aggressive yet flexible investing worldwide in growing companies that are attractively priced. The Contrarian Fund-TM- focuses its investments primarily on equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. Such companies include attractively priced businesses that have not yet been discovered or become popular, previously unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors.

    In implementing its "contrarian" investment strategy, the Fund may take positions that are different from those taken by other mutual funds. For example, the Fund may sell the stocks of some issuers short, and may take positions in options and futures contracts in anticipation of a market decline. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. The Fund will normally invest at least

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65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited

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management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund

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may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes

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in regulatory policies may have a material effect on the business of companies in these industries.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price. The Fund intends to pay dividends quarterly; the amount of any dividends will fluctuate.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE INFORMATION AGE FUND-TM-
-------------------------------------

    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, the Information Age Fund-TM-focuses its investments in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

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    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less.

    Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in Smaller Companies," below.

THE PARTNERS FUND
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    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $750 million. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

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    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also hold a portion of its assets in cash or money market instruments. The Fund is a non-diversified mutual fund.

THE VALUE + GROWTH FUND
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    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relation to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
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    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or

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less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES. (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL LOW-PRICED STOCK, AND PARTNERS FUNDS.) When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries.

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Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income Fund and the Partners Fund may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    THE CONTRARIAN FUND-TM-, THE DIVERSIFIED GROWTH FUND, AND THE GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the OTHER FUNDS will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

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    BORROWING AND LEVERAGE. The CONTRARIAN FUND-TM- and DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases a Fund's market exposure and its risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a

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Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit a Fund's ability to engage in options and futures transactions.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, AND THE PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, THE CONTRARIAN FUND-TM- has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. In addition, the VALUE + GROWTH FUND has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

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    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Portfolio turnover rates for each of the following Funds during their fiscal periods ended December 31, 1995 were as follows: Contrarian Fund, 29%; Developing Countries Fund, 103%; Emerging Growth Fund, 147%; Value+Growth Fund, 104%. Portfolio turnover rates for the following Funds for the nine months ended September 30, 1996 (unannualized) were as follows: Global Low-Priced Stock Fund, 38%; Global Natural Resources Fund, 60%; Growth & Income Fund, 160%; Information Age Fund, 256%; Partners Fund, 55%. Annual portfolio turnover for the Diversified Growth and MicroCap Growth Funds is expected to be less than 200%.

                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc., and the principal limited partner is Robertson, Stephens & Company LLC, the Funds' distributor and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Since 1978, Robertson, Stephens & Company LLC has managed underwritten public offerings for over $26 billion of securities of emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

    ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC., 555 California Street, San Francisco, CA 94104 is the investment adviser for the Emerging Growth Fund. Robertson Stephens Investment Management, Inc. commenced operations in March 1986 and is registered as an investment adviser with the Securities and Exchange Commission and is an indirect wholly-owned subsidiary of Robertson, Stephens & Company LLC.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space

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and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, The Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Low-Priced Stock, Global Natural Resources, and MicroCap Growth Funds, and The Information Age Fund-TM- has entered into an agreement with Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    Paul H. Stephens has served as The Contrarian Fund's-TM- portfolio manager since its inception in June 1993. He is a founder of Robertson, Stephens & Company LLC. In addition to managing public investment portfolios for individuals since 1975, Mr. Stephens has acted as the firm's Chief Investment Officer since 1978. He holds a B.S. and an M.B.A. from the University of California at Berkeley.

    James Callinan is responsible for managing the Emerging Growth Fund's portfolio. Mr. Callinan has more than nine years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for The Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    David Evans is responsible for managing the portfolio of the MicroCap Growth Fund.

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Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Michael Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from Pennsylvania State University and a master's degree in international business from the University of South Carolina.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources Fund. Since August 1993 he has been a member of the Contrarian Fund-TM- management team. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson, Stephens & Company Investment Management, L.P., he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College.

    M. Hannah Sullivan is responsible for managing the Global Low-Priced Stock Fund. Since April 1992, she has been a member of the management team for the Contrarian Fund-TM-. She holds a B.A. in Spanish literature from Cornell University and an M.B.A. from the University of California at Berkeley.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson, Stephens & Company Investment Management, L.P., Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

                             HOW TO PURCHASE SHARES

    Class C shares of any Fund may be purchased through your financial institution, which may be a broker-dealer, a bank, or another institution. You can open an account for Class C shares of a Fund with as little as $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts) and make additional investments at any time with as little as $100 ($1 for IRAs).

    Your financial institution can assist you in establishing your account and making your investment. Your financial institution is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services. If you do not have a financial institution, Robertson, Stephens & Co. LLC, the Funds' principal underwriter ("RS&Co."), can refer you to one.

    Once you have made the initial minimum investment in a Fund, you can make regular investments in that Fund of $100 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your financial institution or through RS&Co.

OTHER INFORMATION
ABOUT PURCHASING SHARES
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    Each Fund's Class C shares are sold at the Fund's net asset value per share next determined after the Fund receives your purchase order. In most cases, in order to receive that day's public offering price, your financial institution

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must ensure that the Trust receives your order before the close of regular trading on the New York Stock Exchange.

    CONTINGENT DEFERRED SALES CHARGE. Class C shares are sold without an initial sales charge, although a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost or current net asset value.

    In determining whether a CDSC is payable in respect of the Class C shares redeemed, a Fund will first redeem the Class C shares held longest (together with any Class C shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. RS&Co. receives the entire amount of any CDSC you pay. The amount of any CDSC is determined as a percentage of the lesser of the current market value and the cost of the shares being redeemed.

    REINVESTMENT PRIVILEGE. If you redeem Class C shares of a Fund, you have a one-time right, within 90 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. RS&Co. must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC. If you redeem shares in a Fund, there may be tax consequences.

GENERAL
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    If you are considering redeeming or exchanging shares of a Fund or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise a Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

    A Fund may waive the CDSC on Class C shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of RS&Co., Robertson Stephens Investment Management, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with RS&Co., employees (and their families) of financial institutions having sales agreements with RS&Co. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Robertson Stephens family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, and tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Robertson Stephens Funds. A Fund may sell shares not subject to any CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; and (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement or separation from service; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; (c) a tax-free return on an excess contribution to an IRA; and (d) distributions to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, RS&Co., or their affiliates. Contact your financial institution or RS&Co. for information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your

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behalf to take advantage of any of the waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

    Because of the relatively high cost of maintaining accounts, the Fund reserves the right to redeem, upon not less than 60 days notice, any Fund account whose account balance falls below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Fund by increasing his investment in shares of the Fund to a value of $500 or more during such 60-day period.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus. No share certificates for Class C shares will be issued.

EXCHANGE PRIVILEGE
-------------------------------------

    Except as otherwise described below, you can exchange your shares in any Fund worth at least $1,000 for Class C shares of the other Robertson Stephens Funds offering such shares, at net asset value beginning 15 days after purchase. If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of determining whether the CDSC applies, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

    Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not without the consent of RS&Co. exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where RS&Co. or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult your financial institution before requesting an exchange.

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

    You can sell your Class C shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your financial institution or directly to the Fund. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR
FINANCIAL INSTITUTION
-------------------------------------

    Your financial institution and RS&Co. must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your financial

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institution will be responsible for furnishing all necessary documentation to RS&Co., and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND
-------------------------------------

    BY MAIL. You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact National Financial Data Services (the "Transfer Agent") for more details at 1-800-272-6944. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

    BY TELEPHONE. Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or contact your financial institution for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which currently include the recording of shareholders' calls, the mailing of confirmation statements, and the use of a personal identification test (which may, for example, require the caller to give a special authorization number or to verify the account owner's address and social security number). If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

    BY WIRE TRANSFER. If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your financial institution or to you by a wire transfer. Please indicate your financial institution's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days

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after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your financial institution, your financial institution is responsible for ensuring that the Transfer Agent receives your redemption request in proper form at the appropriate time.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Each of the Funds has adopted a Distribution Plan under Rule 12b-1 with respect to its Class C shares (each, a "Plan") providing for payments by the Fund to RS&Co. from the assets attributable to the Fund's Class C shares. Payments under the Plan are intended to compensate RS&Co. for services provided and expenses incurred by it as principal underwriter of the Fund's Class C shares, including the payments to financial institutions described below.

    In order to compensate broker-dealers and certain other financial institutions for services provided in connection with sales of Class C shares, RS&Co. makes quarterly payments to qualifying broker-dealers and other financial institutions at an annual rate of up to 0.75% of the average net asset value of Class C shares attributable to shareholders for whom the broker-dealers or financial institutions are the intermediaries of record. RS&Co. may suspend or modify such payments. Such payments are also subject to the continuation of the relevant Plan, the terms of any agreements between financial institutions and RS&Co., and any applicable limits imposed by the National Association of Securities Dealers, Inc.

    Each of the Funds currently makes payments to RS&Co. under its Plan at the annual rate of 0.75% of the assets of the Fund attributable to its Class C shares (although the Plans contemplate payments at a rate of up to 1.00% of a Fund's average net assets attributable to Class C shares). The Plans also by their terms relate to payments under the Funds' Shareholder Servicing Plan, to the extent such payments may be seen as primarily intended to result in the sale of a Fund's Class C shares. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. RS&Co. also receives the proceeds of any CDSC imposed on redemptions of shares.

    RS&Co., Robertson Stephens Investment Management, and their affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

    Each Fund has agreed to indemnify RS&Co. against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                           SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Class C shares of each Fund. Under the Service Plan, each Fund pays fees to RS&Co. at an annual rate

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of up to 0.25% of the Fund's average daily net assets. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS&Co. to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments from RS&Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as RS&Co. reasonably requests.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (or more often if necessary to avoid certain excise or income taxes on the Fund). All distributions by a Fund will be automatically reinvested in Class C shares of the Fund unless the shareholder (or the shareholder's financial institution) requests cash payment on at least 10 days prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its Class C shares by dividing the total value of its assets attributable to its Class C shares, less its liabilities attributable to those shares, by the number of its Class C shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Robertson Stephens Investment Management. The net asset value of a Fund's Class C shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

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                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data may from time to time be included in advertisements about the Funds' Class C shares. The "yield" of a Fund's Class C shares is calculated by dividing the annualized net investment income per Class C share during a recent 30-day period by the net asset value per Class C share on the last day of that period. "Total return" for the period during which Class C shares of a Fund have been offered, through the most recent calendar quarter, represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in Class C shares of that Fund. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment adviser or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
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                          ROBERTSON STEPHENS & COMPANY
                        BRINGING THE FUND MANAGER TO YOU

                                    ADDRESS
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                         Robertson Stephens Investment
                                Management, Inc.
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                  DISTRIBUTOR
                       Robertson, Stephens & Company LLC
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO 64141
                                 1-800-272-6944

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

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---------------------------------------------------

              ---------------------------------------------------

                                   ROBERTSON
                                    STEPHENS
                                     MUTUAL
                                     FUNDS
                              --------------------

                            THE CONTRARIAN FUND-TM-
                             THE ROBERTSON STEPHENS
                           DEVELOPING COUNTRIES FUND
                             THE ROBERTSON STEPHENS
                            DIVERSIFIED GROWTH FUND
                             THE ROBERTSON STEPHENS
                              EMERGING GROWTH FUND
                             THE ROBERTSON STEPHENS
                               GLOBAL LOW-PRICED
                                   STOCK FUND
                             THE ROBERTSON STEPHENS
                                 GLOBAL NATURAL
                                 RESOURCES FUND
                             THE ROBERTSON STEPHENS
                              GROWTH & INCOME FUND
                             THE ROBERTSON STEPHENS
                              MICROCAP GROWTH FUND
                          THE INFORMATION AGE FUND-TM-
                             THE ROBERTSON STEPHENS
                                 PARTNERS FUND
                             THE ROBERTSON STEPHENS
                              VALUE + GROWTH FUND

                                   PROSPECTUS
                                 March   , 1997

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED JANUARY 21, 1997

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ROBERTSON STEPHENS MUTUAL FUNDS
555 California Street, Suite 2600                                     PROSPECTUS
San Francisco, CA 94104                                           CLASS C SHARES
800-270-5829                                                        March , 1997
--------------------------------------------------------------------------------

    ROBERTSON STEPHENS INVESTMENT TRUST makes available to investors the expertise of the investment professionals at Robertson Stephens Investment Management. The Trust is offering Class C shares of ten mutual funds by this
Prospectus: The Robertson Stephens DEVELOPING COUNTRIES FUND, The Robertson Stephens DIVERSIFIED GROWTH FUND, The Robertson Stephens EMERGING GROWTH FUND, The Robertson Stephens GLOBAL LOW-PRICED STOCK FUND, The Robertson Stephens GLOBAL NATURAL RESOURCES FUND, The Robertson Stephens GROWTH & INCOME FUND, The INFORMATION AGE FUND-TM-, The Robertson Stephens MICROCAP GROWTH FUND, The Robertson Stephens PARTNERS FUND, and The Robertson Stephens VALUE + GROWTH FUND.

    THIS PROSPECTUS EXPLAINS CONCISELY THE INFORMATION ABOUT THE TRUST THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS' CLASS C SHARES. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Funds in the March __, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-270-5829. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

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                 TABLE OF CONTENTS
                                            PAGE
                                            -----
Expense Summary........................           2
Investment Objectives and Policies.....           4
Management of the Funds................          15
Portfolio Managers.....................          16
How to Purchase Shares.................          17
How to Redeem Shares...................          19
The Fund's Distributor.................          20
Shareholder Servicing Plan.............          21
Dividends, Distributions, and Taxes....          21
How Net Asset Value is Determined......          22
How Performance Is Determined..........          22
Additional Information.................          22

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                EXPENSE SUMMARY

The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases                       None
  Maximum Sales Load Imposed on Reinvested Dividends            None
  Deferred Sales Load                                           None
  Redemption Fee*                                               None
  Exchange Fee                                                  None
  Contingent Deferred Sales Charge                              1.0% in the
   (as a percentage of the original purchase price              first year,
   or the current net asset value, whichever is less)           and
                                                                eliminated
                                                                thereafter.

--------------------------
* A $9.00 FEE IS CHARGED FOR REDEMPTIONS MADE BY BANK WIRE.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                                           GLOBAL         GLOBAL        GROWTH
                             DEVELOPING     DIVERSIFIED    EMERGING      LOW-PRICED       NATURAL          &        INFORMATION
                             COUNTRIES        GROWTH        GROWTH         STOCK         RESOURCES      INCOME        AGE-TM-
                           --------------  -------------  -----------  --------------  -------------  -----------  -------------
Management Fees                 1.25%           1.00%          1.00%        1.00%           1.00%         1.00%          1.00%
Rule 12b-1 Expenses             0.75%           0.75%          0.75%        0.75%           0.75%         0.75%          0.75%
Shareholder Service Fee         0.25%           0.25%          0.25%        0.25%           0.25%         0.25%          0.25%
Other Expenses*                 0.35%(1)        0.70%(1)       0.35%        0.70%(1)        0.70%(1)      0.05%(1)       0.78%
                               ------          ------     -----------      ------      -------------  -----------       ------
Total Fund Operating
 Expenses*                      2.60%(1)        2.70%(1)       2.35%        2.70%(1)        2.70%(1)      2.05%(1)       2.78%

ANNUAL FUND OPERATING EXP
(as a percentage of avera
                              MICRO
                               CAP                      VALUE +
                             GROWTH       PARTNERS      GROWTH
                           -----------  ------------  -----------
Management Fees                1.25%         1.25%         1.00%
Rule 12b-1 Expenses            0.75%         0.75%         0.75%
Shareholder Service Fee        0.25%         0.25%         0.25%
Other Expenses*                0.45%(1)      0.45%(1)      0.33%
                           -----------      ------    -----------
Total Fund Operating
 Expenses*                     2.70%(1)      2.70%(1)      2.33%

----------------------------------------
(1) REFLECTING VOLUNTARY EXPENSE LIMITATIONS.
 * ESTIMATED BASED ON EXPECTED EXPENSES OF CLASS C SHARES.

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EXAMPLE

An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                                                         1 YEAR       3 YEARS
                                                                       -----------  -----------
The Developing Countries Fund                                           $      26    $      81
The Diversified Growth Fund                                             $      27    $      84
The Emerging Growth Fund                                                $      24    $      73
The Global Low-Priced Stock Fund                                        $      27    $      84
The Global Natural Resources Fund                                       $      27    $      84
The Growth & Income Fund                                                $      21    $      64
The Information Age Fund-TM-                                            $      28    $      86
The MicroCap Growth Fund                                                $      27    $      84
The Partners Fund                                                       $      27    $      84
The Value + Growth Fund                                                 $      24    $      73

This information is provided to help investors understand the operating expenses of the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows:
Developing Countries Fund, 1.21% and 3.46%; Diversified Growth Fund, 1.19% and 3.19%; Global Low-Priced Stock Fund, 1.65% and 3.65%; Global Natural Resources Fund, 0.92% and 2.92%; Growth & Income Fund, 0.51% and 2.51%; MicroCap Growth Fund, 4.90% and 7.15%; and Partners Fund, 0.67% and 2.92%. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

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                       INVESTMENT OBJECTIVES AND POLICIES

    The Robertson Stephens Mutual Funds are designed to make available to mutual fund investors the expertise of the investment professionals at Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. (Robertson, Stephens & Company Investment Management, L.P. and Robertson Stephens Investment Management, Inc. are referred to collectively in this Prospectus as "Robertson Stephens Investment Management").

    None of the Funds, other than the Growth & Income Fund, invests for current income. Each of the Funds may hold a portion of its assets in cash or money market investments.

    The investment policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without shareholder approval, as may each Fund's investment objective. All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. There can, of course, be no assurance that a Fund will achieve its investment objective.

    For a description of certain risks associated with the Funds' investment practices, see "Other Investment Practices and Risk Considerations," below.

THE DEVELOPING COUNTRIES FUND
-------------------------------------

    The Developing Countries Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Fund may also, to a lesser degree, invest in private placements of developing country equity securities.

    Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing countries are countries that in the opinion of Robertson Stephens Investment Management are generally considered to be developing countries by the international financial community. The Fund will normally invest at least 65% of its assets in developing country equity securities. The Fund may also borrow money to purchase additional portfolio securities. The Fund is a non-diversified mutual fund.

    The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Fund, including, for example, advisory and administrative fees. Robertson Stephens Investment Management will waive its investment advisory fees on the Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Fund's investment.

    In selecting investments for the Fund, Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. Robertson Stephens Investment Management may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies in order to minimize risk. In situations where the market for a particular security is determined by

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Robertson Stephens Investment Management to be sufficiently liquid, the Fund may engage in short sales.

THE DIVERSIFIED GROWTH FUND
-------------------------------------

    The Diversified Growth Fund's investment objective is to seek long-term capital growth. In selecting investments for the Fund, Robertson Stephens Investment Management focuses on small- and mid-cap companies, to create a portfolio of investments broadly diversified over industry sectors and companies.

    The Fund will invest principally in common and preferred stocks and warrants. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also purchase debt securities Robertson Stephens Investment Management believes are consistent with the Fund's investment objective, and may engage in short sales of securities it expects to decline in price.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE EMERGING GROWTH FUND
-------------------------------------

    The Emerging Growth Fund's investment objective is capital appreciation. The Fund invests in an actively managed diversified portfolio of equity securities (principally common stocks) of emerging growth companies. Emerging growth companies are companies that, in the opinion of Robertson Stephens Investment Management, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the overall economy.

    The Emerging Growth Fund's investments generally are held in a portfolio of securities of companies in industry segments that are experiencing rapid growth and in companies with proprietary advantages. Robertson Stephens Investment Management may consider a number of factors in evaluating potential investments, including, for example, the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, and/or the financial condition of the company.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL LOW-PRICED STOCK FUND
-------------------------------------

    The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

    Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will

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be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

    It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

    In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

    Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in Smaller Companies," below.

THE GLOBAL NATURAL
RESOURCES FUND
-------------------------------------

    The Global Natural Resources Fund's investment objective is long-term capital appreciation. The Fund will invest primarily in securities of issuers in the natural resources industries. The Fund is designed for investors who believe that investment in securities of such companies provides the opportunity for capital appreciation, while offering the potential over the long term to limit the adverse effects of inflation. The Fund may invest in securities of issuers located anywhere in the world if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Fund will seek to invest in companies with strong potential for earnings growth, and whose earnings and tangible assets could benefit from accelerating inflation. Robertson Stephens Investment Management believes that companies in the natural resources industries with the flexibility to adjust prices or control operating costs offer attractive opportunities for capital growth when inflation is rising.

    Companies in the natural resources industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the discovery, development, production, or distribution of natural resources, the development of technologies for the production or efficient use of natural resources, or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, nonferrous metals, and other basic commodities.

    Companies in the natural resources industries may include, for example:

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    - Companies that participate in the discovery and development of natural resources from new or conventional sources.
    - Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.
    - Companies that engage in the transportation, distribution, or processing of natural resources.
    - Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.
    - Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

    A particular company will be considered to be principally engaged in the natural resources industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the natural resources industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

    The Fund will normally invest at least 65% of its assets in securities of companies in the natural resources industries. The Fund may invest the remainder of its assets in securities of companies in any industry if Robertson Stephens Investment Management believes they would help achieve the Fund's objective of long-term capital appreciation. The portion of the Fund's assets invested in such securities will vary depending on Robertson Stephens Investment Management's evaluation of economic conditions, inflationary expectations, and other factors affecting companies in the natural resources industries and other sectors. The Fund may also sell securities short if it expects their market price to decline. The Fund will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

    Because the Fund's investments are concentrated in the natural resources industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, changes in commodity prices may affect both the industries which produce, refine, and distribute them and industries which supply alternate sources of commodities. In addition, certain of these industries are generally subject to greater government regulation than many other industries; therefore, changes in regulatory policies may have a material effect on the business of companies in these industries.

THE GROWTH & INCOME FUND
-------------------------------------

    The Growth & Income Fund's investment objective is long-term total return. The Fund will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income, or both.

    The Fund will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds, and notes. Although the Fund intends to focus on companies with market capitalizations of up to $3 billion, the Fund will remain flexible and may invest in securities of larger companies. The Fund may also engage in short sales of securities it expects to decline in price. The Fund intends to pay divi-dends quarterly; the amount of any dividends will fluctuate.

    Small- and mid-cap companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

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THE INFORMATION AGE FUND-TM-
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    The Information Age Fund's-TM- investment objective is long-term capital appreciation. The Fund is designed for investors who believe that aggressive investment in common stocks of companies in the information technology industries provides significant opportunities for capital appreciation. While ordinary mutual funds may place some of their investments in securities of companies in the information technology sector, the Information Age Fund-TM-focuses its investments in that sector.

    Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks and warrants if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Companies in the information technology industries include companies that Robertson Stephens Investment Management considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:

    - Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.
    - Telecommunications products and services.
    - Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
    - Data processing products and services.
    - Financial services companies that collect or disseminate market, economic, and financial information.

    A particular company will be considered to be principally engaged in the information technology industries if at the time of investment Robertson Stephens Investment Management determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in the information technology industries if Robertson Stephens Investment Management considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. The Fund will normally invest at least 65% of its assets in securities of companies in the information technology industries.

    Because the Fund's investments are concentrated in the information technology industries, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries. For example, many products and services are subject to risks of rapid obsolescence caused by technological advances. Competitive pressures may have a significant effect on the financial condition of companies in the information technology industries. For example, if information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. In addition, many of the activities of companies in the information technology industries are highly capital intensive, and it is possible that a company which invests substantial amounts of capital in the development of new products or services will be unable to recover its investment or otherwise to meet its obligations.

THE MICROCAP GROWTH FUND
-------------------------------------

    The MicroCap Growth Fund's investment objective is long-term capital appreciation. The Fund will invest in a diversified portfolio of equity securities of "micro-cap" companies that Robertson Stephens Investment Management believes offer the potential for long-term capital appreciation.

    "Micro-cap" companies are companies with market capitalizations of $250 million or less.

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    Robertson Stephens Investment Management seeks to identify micro-cap companies that have the potential, based on superior or niche products or services, operating characteristics, management, or other factors, for long-term capital appreciation. Equity securities in which the Fund may invest include common stocks, preferred stocks, and warrants, and securities convertible into common or preferred stocks. Under normal circumstances, the Fund will invest at least 65% of its assets in securities which Robertson Stephens Investment Management determines at the time of investment to be micro-cap companies. The Fund may invest the remainder of its assets in securities of companies of any size if Robertson Stephens Investment Management believes such investments are consistent with the Fund's investment objective. The Fund may also engage in short sales of securities it expects to decline in price.

    Micro-cap and other small companies may offer greater opportunities for capital appreciation than other companies but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. See "Investments in Smaller Companies," below.

THE PARTNERS FUND
-------------------------------------

    The Partners Fund's investment objective is long-term growth. The Fund will employ a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $750 million. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis.

    In selecting investments for the Fund, Robertson Stephens Investment Management will:

    - Perform fundamental research focusing on business analysis;
    - Observe how management allocates capital;
    - Strive to understand the unit economics of the business of the company;
    - Key on the cash flow rate of return on capital employed;
    - Discern the sources and uses of cash;
    - Consider how management is compensated; and
    - Ask how the stock market is pricing the entire company.

    At times, the Fund may invest all or most of its assets in securities of U.S. issuers. At other times, the Fund may invest any portion of its assets in foreign securities, if Robertson Stephens Investment Management believes they offer attractive investment values.

    Small companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, widely traded companies. See "Investments in Smaller Companies," below.

    Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund may also hold a portion of its assets in cash or money market instruments. The Fund is a non-diversified mutual fund.

THE VALUE + GROWTH FUND
-------------------------------------

    The Value + Growth Fund's investment objective is capital appreciation. The Fund invests primarily in growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. The Fund may invest in

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securities of larger or smaller companies, if Robertson Stephens Investment Management believes they offer the potential for capital appreciation.

    In selecting investments for the Fund, Robertson Stephens Investment Management's primary emphasis is typically on evaluating a company's management, growth prospects, business operations, revenues, earnings, cash flows, and balance sheet in relation to its share price. Robertson Stephens Investment Management may select stocks which it believes are undervalued relative to the current stock price. Undervaluation of a stock can result from a variety of factors, such as a lack of investor recognition of (1) the value of a business franchise and continuing growth potential, (2) a new, improved or upgraded product, service or business operation, (3) a positive change in either the economic or business condition for a company, (4) expanding or changing markets that provide a company with either new earnings direction or acceleration, or
(5) a catalyst, such as an impending or potential asset sale or change in management, that could draw increased investor attention to a company. Robertson Stephens Investment Management also may use similar factors to identify stocks which it believes to be overvalued, and may engage in short sales of such securities.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS
-------------------------------------

    The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which, including, for example, options and futures contracts, and certain debt securities, may be considered "derivative" investments), including limitations designed to reduce these risks.

    INVESTMENTS IN SMALLER COMPANIES. Each of the Funds may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when Robertson Stephens Investment Management would otherwise have sold the security. It is possible that Robertson Stephens Investment Management or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

    SHORT SALES. (ALL FUNDS EXCEPT THE EMERGING GROWTH, GLOBAL LOW-PRICED STOCK, AND PARTNERS FUNDS.) When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

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    FOREIGN SECURITIES. The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

    In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

    Each of the Funds may invest in securities of issuers in developing countries. Certain Funds may at times invest a substantial portion of their assets in such securities. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments.

    DEBT SECURITIES. Each of the Funds may invest in debt securities from time to time, if Robertson Stephens Investment Management believes investing in such securities might help achieve the Fund's objective. The Growth & Income Fund and the Partners Fund may invest without limit in debt securities and other fixed-income securities. Each of the other Funds may invest in debt securities to the extent consistent with its investment policies, although Robertson Stephens Investment Management expects that under normal circumstances those Funds would not likely invest a substantial portion of their assets in debt securities.

    THE DIVERSIFIED GROWTH FUND, AND THE GROWTH & INCOME FUND may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services'

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descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

    Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See the Statement of Additional Information.

    Each of the OTHER FUNDS will invest only in securities rated "investment grade" or considered by Robertson Stephens Investment Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in the Statement of Additional Information.

    Any of the Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

    A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.

    BORROWING AND LEVERAGE. The DEVELOPING COUNTRIES FUND may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Fund's market exposure and its risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which a Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Robertson Stephens Investment Management's ability to predict market movements correctly. A Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by a Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. A Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

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    A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

    Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    INDEX FUTURES AND OPTIONS. A Fund may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

    LEAPS AND BOUNDS. The VALUE + GROWTH FUND may purchase long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Write Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, and BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The VALUE + GROWTH FUND will not purchase these options with respect to more than 25% of the value of its net assets.

    RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of Robertson Stephens Investment Management to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into options or futures transactions only if Robertson Stephens Investment Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit a Fund's ability to engage in options and futures transactions.

    Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that

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are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

    NON-DIVERSIFICATION AND SECTOR CONCENTRATION. THE DEVELOPING COUNTRIES FUND AND THE PARTNERS FUND are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each of those Funds may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.

    At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if Robertson Stephens Investment Management were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

    Currently, the VALUE + GROWTH FUND has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each of the Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    DEFENSIVE STRATEGIES. At times, Robertson Stephens Investment Management may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Robertson Stephens Investment Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities Robertson Stephens Investment Management believes to be consistent with the Fund's best interests.

    PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Portfolio turnover rates for each of the following Funds during their fiscal periods ended December 31, 1995 were as follows: Developing Countries Fund, 103%; Emerging Growth Fund, 147%; Value+Growth Fund, 104%. Portfolio turnover rates for the following Funds for the nine months ended September 30, 1996 (unannualized) were as follows: Global Low-Priced Stock Fund, 38%; Global Natural Resources Fund, 60%; Growth & Income Fund, 160%; Information Age Fund, 256%; Partners Fund, 55%. Annual portfolio turnover for the Diversified Growth and MicroCap Growth Funds is expected to be less than 200%.

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                            MANAGEMENT OF THE FUNDS

    The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. ROBERTSON, STEPHENS & COMPANY INVESTMENT MANAGEMENT, L.P., 555 California Street, San Francisco, CA 94104, is the investment adviser for each of the Funds other than the Emerging Growth Fund. Robertson, Stephens & Company Investment Management, L.P., a California limited partnership, was formed in 1993 and is registered as an investment adviser with the Securities and Exchange Commission. The general partner of Robertson, Stephens & Company Investment Management, L.P. is Robertson, Stephens & Company, Inc., and the principal limited partner is Robertson, Stephens & Company LLC, the Funds' distributor and a major investment banking firm specializing in emerging growth companies that has developed substantial investment research, underwriting, and venture capital expertise. Since 1978, Robertson, Stephens & Company LLC has managed underwritten public offerings for over $26 billion of securities of emerging growth companies. Robertson, Stephens & Company Investment Management, L.P. and its affiliates have in excess of $4.1 billion under management in public and private investment funds. Robertson, Stephens & Company LLC, its general partner, Robertson, Stephens & Company, Inc., and Sanford R. Robertson may be deemed to be control persons of Robertson, Stephens & Company Investment Management, L.P.

    ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC., 555 California Street, San Francisco, CA 94104 is the investment adviser for the Emerging Growth Fund. Robertson Stephens Investment Management, Inc. commenced operations in March 1986 and is registered as an investment adviser with the Securities and Exchange Commission and is an indirect wholly-owned subsidiary of Robertson, Stephens & Company LLC.

    Subject to such policies as the Trustees may determine, Robertson Stephens Investment Management furnishes a continuing investment program for the Funds and makes investment decisions on their behalf pursuant to Investment Advisory Agreements with each Fund. Robertson Stephens Investment Management is also responsible for overall management of the Funds' business affairs, subject to the authority of the Board of Trustees, and for providing office space and officers for the Trust. The Trust pays all expenses not assumed by Robertson Stephens Investment Management including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plans.

    Robertson Stephens Investment Management places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, Robertson Stephens Investment Management may consider research and brokerage services furnished to it and its affiliates. Robertson, Stephens & Company LLC may receive brokerage commissions from the Funds in accordance with procedures adopted by the Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Robertson Stephens Investment Management may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

    Robertson Stephens Investment Management may at times bear certain expenses of the Funds. The Investment Advisory Agreements between each of the Diversified Growth Fund, the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, The Information Age Fund-TM-, the MicroCap Growth Fund, the Partners Fund, and the Value + Growth Fund and Robertson Stephens Investment Management permit Robertson Stephens Investment Management to seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

    ADMINISTRATIVE SERVICES. Each of the Diversified Growth, Growth & Income, Global Low-Priced Stock, Global Natural Resources, and MicroCap Growth Funds, and The Information Age Fund-TM- has entered into an agreement with

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Robertson Stephens Investment Management pursuant to which Robertson Stephens Investment Management provides administrative services to the Fund. Each Fund pays Robertson Stephens Investment Management a fee for such services at the annual rate of 0.25% of its average daily net assets.

                               PORTFOLIO MANAGERS

    James Callinan is responsible for managing the Emerging Growth Fund's portfolio. Mr. Callinan has more than nine years of investment research and management experience. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan received an A.B. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School, and is a Chartered Financial Analyst.

    Ronald E. Elijah has managed the Value + Growth Fund's portfolio since that Fund's inception in April 1992. Mr. Elijah is also the portfolio manager for The Information Age Fund-TM-. From August 1985 to January 1990, Mr. Elijah was a securities analyst for Robertson, Stephens & Company LLC. From January 1990 to January 1992, Mr. Elijah was an analyst and portfolio manager for Water Street Capital, which managed short selling investment funds. He holds a master's degree in economics from Humboldt State University and an M.B.A. with an emphasis in finance from Golden Gate University.

    David Evans is responsible for managing the portfolio of the MicroCap Growth Fund. Mr. Evans has more than fifteen years of investment research and management experience, and has been a part of the management team at Robertson Stephens Investment Management since 1989. Mr. Evans was an analyst and portfolio manager at CIGNA before joining Robertson Stephens Investment Management. He holds a B.A. from Muskingum College and an M.B.A. from the Wharton School of the University of Pennsylvania.

    Michael Hoffman has been responsible for managing the Developing Countries Fund's portfolio since that Fund's inception in April 1994. From August 1990 to April 1994, Mr. Hoffman was a portfolio manager with CIGNA International Investment Advisors, where he managed four portfolios with net assets ranging from $25 million to $100 million. He holds a B.S. from Pennsylvania State University and a master's degree in international business from the University of South Carolina.

    Andrew P. Pilara, Jr. has been responsible for managing the Partners Fund since the Fund's inception in July 1995 and is responsible for managing the Global Natural Resources Fund. Mr. Pilara has been involved in the securities business for over 25 years, with experience in portfolio management, research, trading, and sales. Prior to joining Robertson, Stephens & Company Investment Management, L.P., he was president of Pilara Associates, an investment management firm he established in 1974. He holds a B.A. in economics from St. Mary's College.

    M. Hannah Sullivan is responsible for managing the Global Low-Priced Stock Fund. She holds a B.A. in Spanish literature from Cornell University and an M.B.A. from the University of California at Berkeley.

    John L. Wallace has been responsible for managing the Growth & Income Fund since its inception in July 1995 and is responsible for managing the Diversified Growth Fund. Prior to joining Robertson, Stephens & Company Investment Management, L.P., Mr. Wallace was Vice President of Oppenheimer Management Corp., where he was portfolio manager of the Oppenheimer Main Street Income and Growth Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

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                             HOW TO PURCHASE SHARES

    Class C shares of any Fund may be purchased through your financial institution, which may be a broker-dealer, a bank, or another institution. You can open an account for Class C shares of a Fund with as little as $5,000 ($1,000 for IRA and for gift/transfer-to-minor accounts) and make additional investments at any time with as little as $100 ($1 for IRAs).

    Your financial institution can assist you in establishing your account and making your investment. Your financial institution is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services. If you do not have a financial institution, Robertson, Stephens & Co. LLC, the Funds' principal underwriter ("RS&Co."), can refer you to one.

    Once you have made the initial minimum investment in a Fund, you can make regular investments in that Fund of $100 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your financial institution or through RS&Co.

OTHER INFORMATION
ABOUT PURCHASING SHARES
-------------------------------------

    Each Fund's Class C shares are sold at the Fund's net asset value per share next determined after the Fund receives your purchase order. In most cases, in order to receive that day's public offering price, your financial institution must ensure that the Trust receives your order before the close of regular trading on the New York Stock Exchange.

    CONTINGENT DEFERRED SALES CHARGE. Class C shares are sold without an initial sales charge, although a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost or current net asset value.

    In determining whether a CDSC is payable in respect of the Class C shares redeemed, a Fund will first redeem the Class C shares held longest (together with any Class C shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. RS&Co. receives the entire amount of any CDSC you pay. The amount of any CDSC is determined as a percentage of the lesser of the current market value and the cost of the shares being redeemed.

    REINVESTMENT PRIVILEGE. If you redeem Class C shares of a Fund, you have a one-time right, within 90 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. RS&Co. must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC. If you redeem shares in a Fund, there may be tax consequences.

GENERAL
-------------------------------------

    If you are considering redeeming or exchanging shares of a Fund or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise a Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

    A Fund may waive the CDSC on Class C shares redeemed by the Trust's current and retired Trustees (and their families), current and retired employees (and their families) of RS&Co., Robertson Stephens Investment Management, and their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with RS&Co., employees (and their families) of financial institutions having sales agreements with RS&Co. (or otherwise having an arrangement with a broker-dealer or financial institution with

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respect to sales of Fund shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Robertson Stephens family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, and tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Robertson Stephens Funds. A Fund may sell shares not subject to any CDSC in connection with the acquisition by the Fund of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; and (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement or separation from service; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; (c) a tax-free return on an excess contribution to an IRA; and (d) distributions to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of the Trust, RS&Co., or their affiliates. Contact your financial institution or RS&Co. for information. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of the waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

    Because of the relatively high cost of maintaining accounts, the Fund reserves the right to redeem, upon not less than 60 days notice, any Fund account whose account balance falls below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Fund by increasing his investment in shares of the Fund to a value of $500 or more during such 60-day period.

    Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this prospectus. No share certificates for Class C shares will be issued.

EXCHANGE PRIVILEGE
-------------------------------------

    Except as otherwise described below, you can exchange your shares in any Fund worth at least $1,000 for Class C shares of the other Robertson Stephens Funds offering such shares, at net asset value beginning 15 days after purchase. If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. For purposes of determining whether the CDSC applies, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

    Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state where shares of the appropriate Fund are qualified for sale. However, you may not without the consent of RS&Co. exchange your investment in shares of any Fund more than four times in any twelve-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds during the same twelve-month period).

    The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where RS&Co. or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number

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of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult your financial institution before requesting an exchange.

    Investors should note that an exchange will result in a taxable event. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

    Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

                              HOW TO REDEEM SHARES

    You can sell your Class C shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your financial institution or directly to the Fund. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR
FINANCIAL INSTITUTION
-------------------------------------

    Your financial institution and RS&Co. must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your financial institution will be responsible for furnishing all necessary documentation to RS&Co., and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND
-------------------------------------

    BY MAIL. You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

    If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact National Financial Data Services (the "Transfer Agent") for more details at 1-800-272-6944. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

    BY TELEPHONE. Unless you have indicated that you do not wish to establish telephone redemption privileges (see the Account Application or contact your financial institution for details), you may redeem shares by calling the Transfer Agent at 1-800-272-6944 by 4:00 p.m. New York time on any day the New York Stock Exchange is open for business.

    If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which currently include the recording of shareholders' calls, the mailing of confirmation statements, and the use of a personal identification test (which may, for example, require the caller to give a special authorization number or to verify the account owner's address and social security number). If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

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    Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

    BY WIRE TRANSFER. If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to your account with your financial institution or to you by a wire transfer. Please indicate your financial institution's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

GENERAL REDEMPTION POLICIES
-------------------------------------

    The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your financial institution, your financial institution is responsible for ensuring that the Transfer Agent receives your redemption request in proper form at the appropriate time.

    You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

                             THE FUNDS' DISTRIBUTOR

    Each of the Funds has adopted a Distribution Plan under Rule 12b-1 with respect to its Class C shares (each, a "Plan") providing for payments by the Fund to RS&Co. from the assets attributable to the Fund's Class C shares. Payments under the Plan are intended to compensate RS&Co. for services provided and expenses incurred by it as principal underwriter of the Fund's Class C shares, including the payments to financial institutions described below.

    In order to compensate broker-dealers and certain other financial institutions for services provided in connection with sales of Class C shares, RS&Co. makes quarterly payments to qualifying broker-dealers and other financial institutions at an annual rate of up to 0.75% of the average net asset value of Class C shares attributable to shareholders for whom the broker-dealers or financial institutions are the intermediaries of record. RS&Co. may suspend or modify such payments. Such payments are also subject to the continuation of the relevant Plan, the terms of any agreements between financial institutions and RS&Co., and any applicable limits imposed by the National Association of Securities Dealers, Inc.

    Each of the Funds currently makes payments to RS&Co. under its Plan at the annual rate of 0.75% of the assets of the Fund attributable to its Class C shares (although the Plans contemplate payments at a rate of up to 1.00% of a Fund's average net assets attributable to Class C shares). The Plans also by their terms relate to payments under the Funds' Shareholder Servicing Plan, to the extent such payments may be seen as primarily intended to result in the sale of a Fund's Class C shares. The Trustees may reduce the amount of payments or suspend the Plan for such periods as they may determine. RS&Co. also receives the proceeds of any CDSC imposed on redemptions of shares.

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    RS&Co., Robertson Stephens Investment Management, and their affiliates, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

    Each Fund has agreed to indemnify RS&Co. against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

                           SHAREHOLDER SERVICING PLAN

    The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Class C shares of each Fund. Under the Service Plan, each Fund pays fees to RS&Co. at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS&Co. to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments from RS&Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each Fund for which the financial institution is the financial institution of record. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as RS&Co. reasonably requests.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders at least once a year (or more often if necessary to avoid certain excise or income taxes on the Fund). All distributions by a Fund will be automatically reinvested in Class C shares of the Fund unless the shareholder (or the shareholder's financial institution) requests cash payment on at least 10 days prior written notice to the Transfer Agent.

    Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis.

    All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxed as such, regardless of how long you have held your shares. Distributions will be taxable as described above, whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

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    The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

                       HOW NET ASSET VALUE IS DETERMINED

    Each Fund calculates the net asset value of its Class C shares by dividing the total value of its assets attributable to its Class C shares, less its liabilities attributable to those shares, by the number of its Class C shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Fund securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Robertson Stephens Investment Management. The net asset value of a Fund's Class C shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

                         HOW PERFORMANCE IS DETERMINED

    Yield and total return data may from time to time be included in advertisements about the Funds' Class C shares. The "yield" of a Fund's Class C shares is calculated by dividing the annualized net investment income per Class C share during a recent 30-day period by the net asset value per Class C share on the last day of that period. "Total return" for the period during which Class C shares of a Fund have been offered, through the most recent calendar quarter, represents the average annual compounded rate of return (or, in the case of a period of one year or less, the actual rate of return) on an investment of $1,000 in Class C shares of that Fund. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about a Fund describing the background and professional experience of the Fund's investment adviser or any portfolio manager.

    All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                             ADDITIONAL INFORMATION

    Each Fund is a series of the Trust, which was organized on May 11, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

    When matters are submitted for shareholder vote, shareholders of each series will have one vote for each full share owned and proportionate,

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fractional votes for fractional shares held. Generally, shares of each series vote separately as a class on all matters except (1) matters affecting only the interests of one or more of the series, in which case only shares of the affected series would be entitled to vote, or (2) when the Investment Company Act requires that shares of all series be voted in the aggregate. Each series offered by this Prospectus issues shares of two classes, Class A shares and Class C shares. Although the Trust is not required to hold annual shareholder meetings, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

    State Street Bank and Trust Company, c/o National Financial Data Services, P.O. Box 419717, Kansas City, Missouri 64141, acts as each Fund's transfer agent and dividend paying agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also acts as the custodian of each Fund's portfolio.

----------------------------------------------------
----------------------------------------------------

                          ROBERTSON STEPHENS & COMPANY
                        BRINGING THE FUND MANAGER TO YOU

                                    ADDRESS
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                              INVESTMENT ADVISERS
                         Robertson, Stephens & Company
                          Investment Management, L.P.
                         Robertson Stephens Investment
                                Management, Inc.
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                  DISTRIBUTOR
                       Robertson, Stephens & Company LLC
                             555 California Street
                            San Francisco, CA 94104
                                 1-800-270-5829

                                 TRANSFER AGENT
                      State Street Bank and Trust Company
                      c/o National Financial Data Services
                                P. O. Box 419717
                             Kansas City, MO 64141
                                 1-800-272-6944

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                            San Francisco, CA 94104

                                 LEGAL COUNSEL
                                  Ropes & Gray
                                Boston, MA 02110

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                Boston, MA 02110

    No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made.

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              ---------------------------------------------------

                                   ROBERTSON
                                    STEPHENS
                                     MUTUAL
                                     FUNDS
                              --------------------

                             THE ROBERTSON STEPHENS
                           DEVELOPING COUNTRIES FUND
                             THE ROBERTSON STEPHENS
                            DIVERSIFIED GROWTH FUND
                             THE ROBERTSON STEPHENS
                              EMERGING GROWTH FUND
                             THE ROBERTSON STEPHENS
                               GLOBAL LOW-PRICED
                                   STOCK FUND
                             THE ROBERTSON STEPHENS
                                 GLOBAL NATURAL
                                 RESOURCES FUND
                             THE ROBERTSON STEPHENS
                              GROWTH & INCOME FUND
                             THE ROBERTSON STEPHENS
                              MICROCAP GROWTH FUND
                          THE INFORMATION AGE FUND-TM-
                             THE ROBERTSON STEPHENS
                                 PARTNERS FUND
                             THE ROBERTSON STEPHENS
                              VALUE + GROWTH FUND

                                   PROSPECTUS
                                 March   , 1997

                      _____________________________________

                                    FORM N-lA


                                     PART B


                     ______________________________________

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                              SUBJECT TO COMPLETION
                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 21, 1996

                       STATEMENT OF ADDITIONAL INFORMATION
                         ROBERTSON STEPHENS MUTUAL FUNDS

                                 MARCH __, 1996

                                 CLASS C SHARES


     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Trust dated March __, 1996. This Statement relates to the Fund's Class A and Class Shares. A copy of the Trust's Prospectus for its Class A or Class C Shares can be obtained upon request made to Robertson, Stephens & Company LLC ("RS&Co."), the Trust's distributor, 555 California Street, San Francisco, California 94104, telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

    CAPTION                                                             PAGE
    -------                                                             ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . .    2
THE FUNDS' INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . .   15
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . .   20
THE FUNDS' DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . .   33
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . .   34
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . .   36
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .   39
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   41
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .   44

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion provides supplemental information concerning certain investment techniques in which one or more of the Funds may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to all of the Funds.

     All of the Funds, except for the Emerging Growth Fund, are managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."). The Emerging Growth Fund is managed by Robertson Stephens Investment Management, Inc. ("RSIM, Inc."). RSIM, L.P. and RSIM, Inc. are sometimes referred to in this Statement collectively as "Robertson Stephens Investment Management."

     Class A shares and Class C shares are offered through two separate prospectuses. Any reference to the "Prospectus" in this Statement is a reference to each such prospectus unless the context requires otherwise or unless otherwise specified.

LOWER-RATED DEBT SECURITIES

     Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See APPENDIX A for a description of these ratings. None of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

     The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when Robertson Stephens Investment Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

     The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     A Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPs AND BOUNDs

     The Value + Growth Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Right Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. BOUNDs provide a holder the opportunity to retain dividends on the underlying security while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The Value + Growth Fund will not purchase these options with respect to more than 25% of the value of its net assets.

     LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

     BOUNDs are long-term options which are expected to have the same economic characteristics as covered call options, with the added benefits that BOUNDs can be traded in a single transaction and are not subject to early exercise.
Covered call writing is a strategy by which an investor sells a call option while simultaneously owning the number of shares of the stock underlying the call. BOUND holders are able to participate in a stock's price appreciation up to but not exceeding a specified strike price while receiving payments equivalent to any cash dividends declared on the underlying stock. At expiration, a BOUND holder will receive a specified number of shares of the underlying stock for each BOUND held if, on the last day of trading, the underlying stock closes at or below the strike price. However, if at expiration the underlying stock closes above the strike price, the BOUND holder will receive a payment equal to a multiple of the BOUND's strike price for each BOUND held. The terms of a BOUND are not adjusted because of cash distributions to the shareholders of the underlying security. BOUNDs are subject to the position limits for equity options imposed by the exchanges on which they are traded.

     The settlement mechanism for BOUNDs operates in conjunction with that of the corresponding LEAPs. For example, if at expiration the underlying stock closes at or below the strike price, the LEAP will expire worthless, and the holder of a corresponding BOUND will receive a specified number of shares of stock from the writer of the BOUND. If, on the other hand, the LEAP is "in the money" at expiration, the holder of the LEAP is entitled to receive a specified number of shares of the underlying stock from the LEAP writer upon payment of the strike price, and the holder of a BOUND on such stock is entitled to the cash equivalent of a multiple of the strike price from the writer of the BOUND. An investor holding both a LEAP and a corresponding BOUND, where the underlying stock closes above the strike price at expiration, would be entitled to receive a multiple of the strike price from the writer of the BOUND and, upon exercise of the LEAP, would be obligated to pay the same amount to receive shares of the underlying stock. LEAPs are American-style options (exercisable at any time prior to expiration), whereas BOUNDs are European-style options (exercisable only on the expiration date).

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, a Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, Robertson Stephens Investment Management considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

     Certain of the Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

PRECIOUS METALS

     The value of the investments of certain Funds may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.
Many institutions have rescinded policies that preclude investments in companies doing business in South Africa. In July 1991, the United States lifted the prohibition on new U.S. investment in South Africa, including the purchase of newly-issued securities of South African companies.

     In addition to its investments in securities, a Fund may, as described from time to time in the Prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that Robertson Stephens Investment Management intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

     Under current federal income tax law, gains from selling precious metals (and certain other assets) may not exceed 10% of a Fund's annual gross income. This tax requirement could a Fund to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.


                        THE FUNDS' INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

     THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, THE EMERGING GROWTH FUND AND THE VALUE + GROWTH FUND.

     A Fund may not:

     1. purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by a Fund's investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere in the Prospectus and this Statement;

     2. purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

     3. make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

     4. (a) for the Contrarian Fund-TM- and the Developing Countries Fund only: with respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

          (b) for the Emerging Growth Fund and Value + Growth Fund only: with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

     5. mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

     6. make loans of the Fund's assets, including loans of securities (although it may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), except that the Contrarian Fund-TM- and Developing Countries Fund each may lend up to one-third of its total assets to other parties;

     7. borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of (a) one-third of the value of the Contrarian Fund's-TM- or Developing Countries Fund's total assets, or
          (b) 5% of the Emerging Growth Fund's or Value + Growth Fund's total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

     8. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees (the Board's current policy permits a Fund to invest in companies that directly or through subsidiaries execute portfolio transactions for a Fund or have entered into selling agreements with the Distributor to sell Fund shares, to the extent permitted by applicable law), and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     9. invest more than 25% of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

     10. issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

     11. purchase the securities of any company for the purpose of exercising management or control (nonfundamental restriction for the Contrarian Fund-TM-, the Developing Countries Fund and the Value + Growth Fund);

     12. (a) purchase more than 10% of the outstanding voting securities of any one issuer (fundamental restriction for the Emerging Growth Fund and nonfundamental restriction for the Value + Growth Fund);

          (b) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer (nonfundamental restriction of the Contrarian Fund-TM- and the Developing Countries Fund);

     13. (a) purchase the securities of any registered investment company, except as part of a merger or similar reorganization transaction (Emerging Growth Fund only);

          (b) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (Value + Growth Fund only);

          (c) purchase the securities of other investment companies, except as permitted by the 1940 Act (and then only in the open market where no commission except the ordinary broker's commission is paid) or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (nonfundamental for the Contrarian Fund-TM-);

          (d) purchase the securities of other investment companies, except as permitted by the 1940 Act and except as otherwise provided in the Prospectus (nonfundamental for the Developing Countries Fund);

     14. (a) invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations (Emerging Growth Fund only); and

          (b) invest more than 50% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation or in restricted securities (nonfundamental restriction for The Contrarian Fund-TM- and the Developing Countries Fund);

     15. invest more than 10% of the value of its total assets in securities that are not readily marketable or that would require registration under the Securities Act of 1933, as amended, upon disposition (as a matter of operating policy, the Fund interprets this restriction as including venture capital investments such as venture capital partnerships whose securities are not registered under the Securities Act of 1933 and unregistered securities of companies which are not yet publicly held; furthermore, and as an additional matter of operating policy, the Board of Trustees has adopted a further restriction that no more than 5% of the Fund's total assets may be held in such restricted securities) (Emerging Growth Fund only).

     ALL OTHER FUNDS.

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) (as to 75% of the Diversified Growth Fund's, the Global Low-Priced Stock Fund's, the Global Natural Resources Fund's, the Growth & Income Fund's, the Information Age Fund's-TM-, and the MicroCap Growth Fund's total assets and 50% of the Partners Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund-TM- will invest without limit in any one or more information technology industries and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time;

     6. invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RSIM, L.P. or RSIM, Inc., as the case may be, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the MicroCap Growth Fund);

     7. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     8. purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

     9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.).

     In addition, it is contrary to the current policy of each of the Diversified Growth, Global Low-Priced Stock, Global Natural Resources, Growth & Income, Information Age-TM-, MicroCap Growth, and Partners Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

*G. RANDY HECHT, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Hecht, 45, has served as the Chief Operating Officer of Robertson, Stephens & Company, Inc. since January 1993, as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of the firm's Investment Management Group since 1988. He is a limited partner of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. As of October 18, 1988, Mr. Hecht assumed the responsibilities of President and Chief Executive Officer of the Trust. From May 1987 through May 1995, he served as Chief Financial Officer of the Trust. Mr. Hecht has been a Director of RSIM, Inc., and of Robertson, Stephens & Company, Inc., the sole general partner of RSIM, L.P., one of the Trust's Advisers, from June 1989 to January 1993, and since January 1993, respectively. Mr. Hecht served as the Trust's Secretary from May 1987 through January 1989, as RSIM, L.P.'s Secretary from 1993 to the present, and as RSIM, Inc.'s Secretary from May 1987 through June 1989. He has been a Trustee of the Trust since June 1987.

LEONARD B. AUERBACH, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Auerbach, 49, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also the sole shareholder and director of a company that is a general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services to a variety of institutional clients. Mr. Auerbach is the President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He also is a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. He has been a Trustee of the Trust since June 1987.

DANIEL R. COONEY, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Cooney, 71, is retired. He had a consulting agreement with Lord Abbett & Co., a mutual fund adviser, from January 1987 until December 1989. From September 1985 through December 1986 he was an Executive Vice President and Senior Adviser of the Lord Abbett Developing Growth Fund, a mutual fund. Mr. Cooney was the portfolio manager of the Lord Abbett Developing Growth Fund from its inception (October 1973) through September 1985, at which time the Lord Abbett Developing Growth Fund had assets of approximately $250 million. He has been a Trustee of the Trust since April 1989.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public

---------------

*    Denotes a Trustee who is an "interested person," as defined in the 1940
     Act.

Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Peterson, 55, is a private consultant; he served as Director of the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson has been a Trustee of the Trust since June 1987.

*JOHN P. ROHAL, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Rohal, 49, has served as Managing Director and Director of Research for Robertson, Stephens & Company LLC (and its predecessors) since April 1993. From November 1987 to April 1993 he was Managing Director and co-head of the technology research group for Alex. Brown & Sons, an investment banking firm. He has been a Trustee of the Trust since July 1993.

DANA K. WELCH, SECRETARY
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Ms. Welch, 45, has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreements with the Funds, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $30,000 and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

CONTROL PERSONS AND SHARE OWNERSHIP

     Shareholders of record who owned on December 15, 1996 more than 5% of the outstanding shares of any Fund were as follows:

                                                         PERCENTAGE OF FUND'S
    SHAREHOLDER                     SHARES OWNED         OUTSTANDING SHARES
    -----------                     ------------         --------------------
CONTRARIAN FUND-TM-

Charles Schwab & Co., Inc.         23,442,021.812                36.34%
Cash Account Special Custody
  FBO Customers Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.   7,999,606.048                12.40%
FBO The Exclusive Benefit of
 Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

DEVELOPING COUNTRIES FUND

Charles Schwab & Co., Inc.            2,679,884.727            51.52%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.       625,662.656            12.03%
Attn:  Mutual Funds, 5th Floor
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

DIVERSIFIED GROWTH FUND

Jupiter & Co.                           314,290.127             7.23%
c/o Investors Bank & Trust
330 Commerce Street
Nashville, TN  37201-1805

Charles Schwab & Co., Inc.            1,922,512.028            44.20%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.       545,881.351            12.55%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908 Church Street Station
New York, NY  10008-3908

EMERGING GROWTH FUND

Charles Schwab & Co., Inc.            2,420,867.592            22.74%
Cash Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.       605,614.654             5.69%
FBO The Exclusive Benefit of
  our Customers
P.O. Box 3908 Church Street Station
New York, NY  10008-3908

GLOBAL LOW-PRICED STOCK FUND

National Financial Services Corp.       254,320.179            10.92%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                               199,890.604             8.58%
Attn: Datalynx #003
P.O. Box 173736
Denver, CO  80217-3736

Charles Schwab & Co., Inc.              643,660.789            27.64%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

GLOBAL NATURAL RESOURCES FUND

National Financial Services Corp.     1,298,726.435            16.85%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.            3,358,439.213            43.58%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

GROWTH & INCOME FUND

Charles Schwab & Co., Inc.           10,282,915.495            44.71%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.     3,115,811.039            13.55%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

INFORMATION AGE FUND-TM-

National Financial Services Corp.     1,889,416.728            21.34%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.            2,891,187.560            32.66%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MICRO CAP GROWTH FUND

Charles Schwab & Co., Inc.              114,994.402            11.62%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.       112,700.679            11.35%
FBO The Exclusive Benefit of
  Our Clients
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

PARTNERS FUND

Charles Schwab & Co., Inc.            3,677,515.478            44.21%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.     1,062,499.139            12.77%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                               434,766.749             5.23%
Attn: Datalynx #082
P.O. Box 5508
Denver, CO  80217-5508

VALUE + GROWTH FUND

Charles Schwab & Co., Inc.            8,880,115.966            33.08%
Cash Account

Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.     1,935,293.343            14.66%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908


     To the Funds' knowledge, there were no shareholders who owned beneficially 5% or more of a Fund's shares on December 15, 1996.

     On December 15, 1996 the officers and trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to Investment Advisory Agreements (the "Advisory Agreements"), Robertson Stephens Investment Management determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Funds with investment advice, research, and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Advisory Agreements; and (d) furnishes the Funds with office space and certain administrative services (pursuant, in the case of the Diversified Growth Fund, the Global Low-Price Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the MicroCap Growth Fund, Administrative Services Agreements with the Funds, as described below). The services of Robertson Stephens Investment Management to the Funds are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities.
The Funds may reimburse Robertson Stephens Investment Management (on a cost recovery basis only) for any services performed for a Fund by it outside its duties under the Advisory Agreements.

     Investment decisions for the Funds and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including RS&Co., for research information for the Funds.

     MANAGEMENT FEES. The Funds pay Robertson Stephens Investment Management fees as compensation for the services provided by it under the Advisory Agreements. The amount of these management fees is calculated daily and payable monthly at the following annual rates based on the average daily net assets of each Fund:

          Contrarian Fund-TM-                     1.50%
          Developing Countries Fund               1.25%
          Diversified Growth Fund                 1.00%
          Emerging Growth Fund                    1.00%
          Global Low-Priced Stock Fund            1.00%
          Global Natural Resources Fund           1.00%
          Growth & Income Fund                    1.00%
          Information Age Fund-TM-                1.00%
          MicroCap Growth Fund                    1.25%
          Partners Fund                           1.25%
          Value + Growth Fund                     1.00%

     These management fees are higher than those paid by most other investment companies. Robertson Stephens Investment Management also may at its discretion from time to time pay Fund expenses from its own assets, or reduce the management fee of a Fund.

     ADMINISTRATIVE FEES. The Diversified Growth Fund, Global Low-Priced Stock Fund, Global Natural Resources Fund, Growth & Income Fund, Information Age Fund-TM-, and MicroCap Growth Fund have entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees. The Funds pay RSIM, L.P. a fee, calculated daily and payable monthly, at the annual rate of 0.25% of their respective average daily net assets.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

     Each of the Advisory Agreements is subject to annual approval (in the case of the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the Partners Fund, commencing in 1997, and in the case of the Diversified Growth Fund and the MicroCap Growth Fund, in 1998) by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. Each is terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of its assignment.

     Each of the Administrative Services Agreements is subject to annual approval (in the case of the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM- and the Partners Fund, commencing in 1997, and in the case of the Diversified Growth Fund and the MicroCap Growth Fund, in 1998) by (i) the Board of Trustees, and
(ii) the vote of a majority of the Trustees who are not "interested persons"
(as defined in the 1940 Act). The Administrative Services Agreements may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, on 30 days notice to RSIM, L.P.

     RECENT MANAGEMENT AND ADMINISTRATIVE FEES PAID BY THE FUNDS.

                                             REIMBURSEMENT       ADMINISTRATION
CONTRARIAN FUND-TM-      MANAGEMENT FEES(1)  OF EXPENSES(2)           FEES
-------------------      -----------------   --------------      --------------
6/3/93 - 3/31/94              $1,476,494
Year ended 3/31/95            $8,053,129          $785,897
Nine Months Ended             $5,648,970
12/31/95

DEVELOPING COUNTRIES
FUND
--------------------
5/2/94 - 3/31/95
Nine months ended               $174,084          $ 44,177
 12/31/95                       $145,517          $282,462

EMERGING GROWTH FUND
--------------------
Year ended 3/31/94            $1,084,284
Year ended 3/31/95            $1,736,763
Nine Months Ended             $1,288,465
12/31/95

GLOBAL LOW-PRICED STOCK
FUND
------------------------
11/15/95 - 12/31/95                 $854            $6,440               $213


GLOBAL NATURAL RESOURCES
 FUND
------------------------
11/15/95 - 12/31/95                 $470            $5,748               $117

GROWTH & INCOME FUND
--------------------
7/12/95  - 12/31/95                $415,116

Information Age Fund-TM-
------------------------
11/15/95 - 12/31/95                $25,307          $6,327



PARTNERS FUND
-------------
7/12/95 - 12/31/95                 $42,710          $93,846

VALUE + GROWTH FUND
-------------------
Year ended 3/31/94                $288,116          $191,672
Year ended 3/31/95              $1,260,821
Nine Months Ended               $9,702,327
12/31/95



     (1)  Before giving effect to any reimbursement or waiver by RSIM.
     (2)  Includes amount of management fees waived or reimbursed by RSIM, plus
          the amount of any other expenses   for which RSIM reimbursed the Fund
          or which RSIM bore on behalf of the Fund.

EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management or RS&Co., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to RS&Co. under a Fund's 12b-1 Plans and its Shareholder Service Plans, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or RS&Co., SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Funds, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreements, Robertson Stephens Investment Management may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Neither RSIM, L.P. nor RSIM, Inc. currently intends to cause the Funds to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. and RSIM, Inc. will use their best efforts to obtain the best overall terms available with respect to such transactions.

     The following tables provide information regarding brokerage commissions paid by the Funds for the periods indicated.

                                    PERIOD        FISCAL YEAR       PERIOD
CONTRARIAN FUND-TM-            3/31/95-12/31/95  ENDED 3/31/95  6/3/93 - 3/31/94
-------------------            ----------------  -------------  ----------------
 Percentage of total                62%           69%            83%
 transactions involving
 brokerage commissions

 Dollar amount of commissions       $1,026,683    $1,959,452     $1,140,692

 Percentage (dollar amount)         1% ($6,840)   14.8%          18%
 paid to RS&Co.                                    ($289,074)     ($210,807)

 Percentage of brokerage            1%            14%            26%
 transactions effected through
 RS&Co.

 Percentage of transactions         38%           31%            17%
 effected without brokerage
 commissions

                                          PERIOD              PERIOD
DEVELOPING COUNTRIES FUND             3/31/95-12/31/95   5/2/94 - 3/31/95
                                      ----------------   ----------------
 Percentage of total transactions       87%                 76%
 involving brokerage commissions

 Dollar amount of commissions           $228,245            $170,919

 Percentage (dollar amount) paid
 to RS&Co.                                0% ($0)           .73% ($1,250)

 Percentage of brokerage
 transactions effected through RS&Co.   0%                  2%

 Percentage of transactions
 effected without brokerage
 commissions                            13%                 24%


                                                       FISCAL YEAR      FISCAL YEAR
                                      PERIOD             ENDED            ENDED            PERIOD
EMERGING GROWTH FUND              3/31/95-12/31/95      3/31/95          3/31/94        1/1/94-3/31/94
--------------------              -----------------     --------        ---------       --------------

  Percentage of total
  transactions involving
  brokerage commissions                 21%                21%              37%               10%

  Dollar amount of commissions          $300,963           $559,915         $1,007,880        $105,582


                                             B-29

  Percentage (dollar amount)
  paid to RS&Co.                        24% ($71,498)      29.2% ($163,607)    21% ($216,575)   8% ($8,442)

  Percentage of brokerage
  transactions effected through
   RS&Co.                               4%                 24%                 16%              5%

  Percentage of transactions
  effected without brokerage
  commissions                           79%                79%                 63%              92%



                                                                   FISCAL          FISCAL
                                               PERIOD            YEAR ENDED      YEAR ENDED          PERIOD
 VALUE + GROWTH FUND                      3/31/95-12/31/95         3/31/95         3/31/94       4/21/92-3/31/93
 --------------------                     ----------------       ----------      ----------      ---------------
  Percentage of total transactions
  involving brokerage commissions              77%                 49%              69%               50%

  Dollar amount of commissions                 $1,707,929          $665,354         $295,284          $105,025

  Percentage (dollar amount) paid to
  RS&Co.                                       21% ($356,240)      12.4% ($82,270)  35% ($102,015)    40% ($41,493)

  Percentage of brokerage transactions
  effected through RS&Co.                      9%                  13%              39%               38%


  Percentage of transactions effected
  without brokerage commissions                23%                 51%              31%               50%

                                                                   PERIOD
GLOBAL LOW-PRICED STOCK FUND                                 11/15/95-12/31/95
----------------------------                                 -----------------

 Percentage of total transactions involving brokerage
  commissions                                                      51%

 Dollar amount of commissions                                      $1,595

 Percentage (dollar amount) paid to RS&Co.                         0% ($0)

 Percentage of brokerage transactions effected through
  RS&Co.                                                           0%

 Percentage of transactions effected without
  brokerage commissions                                            49%

                                                                    PERIOD
GLOBAL NATURAL RESOURCES FUND                                 11/15/95-12/31/95
-----------------------------                                 -----------------
 Percentage of total transactions involving brokerage
  commissions                                                      84%

 Dollar amount of commissions                                      $1,242

 Percentage (dollar amount) paid to RS&Co.                         41% ($515)

 Percentage of brokerage transactions effected
  through RS&Co.                                                   39%

 Percentage of transactions effected without
  brokerage commissions                                            16%

                                                                     PERIOD
GROWTH & INCOME FUND                                           7/12/95-12/31/95
--------------------                                           ----------------

 Percentage of total transactions involving
  brokerage commissions                                            45%

 Dollar amount of commissions                                      $282,119

 Percentage (dollar amount) paid to RS&Co.                         18% ($49,415)

 Percentage of brokerage transactions effected through
  RS&Co.                                                            7%

 Percentage of transactions effected without
  brokerage commissions                                             55%

                                                                  PERIOD
INFORMATION AGE FUND-TM-                                      11/15/95-12/31/95
------------------------                                      -----------------

 Percentage of total transactions involving
  brokerage commissions                                             75%

 Dollar amount of commissions                                       $21,166

 Percentage (dollar amount) paid to RS&Co.                          25% ($5,200)

 Percentage of brokerage transactions effected
  through RS&Co.                                                    8%

 Percentage of transactions effected without
  brokerage commissions                                             25%

                                                                    PERIOD
PARTNERS FUND                                                  7/12/95-12/31/95
-------------                                                  ----------------

 Percentage of total transactions involving brokerage
  commissions                                                       70%

 Dollar amount of commissions                                       $21,979

 Percentage (dollar amount) paid to RS&Co.                          0.1% ($25)

 Percentage of brokerage transactions effected
  through RS&Co.                                                    1%

 Percentage of transactions effected without
  brokerage commissions                                             30%


                             THE FUNDS' DISTRIBUTOR

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each, a "Plan") in respect of its Class A and Class C Shares.

     CLASS A SHARES. Pursuant to the Plans adopted in respect of the Funds' Class A Shares (the "Class A Plans"), each Fund may pay RS&Co. (also referred to as the "Distributor"), from the assets attributable to the Fund's Class A Shares, distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's shares, at an annual rate of 0.75% of the Fund's average daily net assets, in the case of The Contrarian Fund-TM-, 0.50% of the Fund's average daily net assets, in the case of the Developing Countries Fund, and 0.25% of the Fund's average daily net assets, in the case of each of the other Funds. (Payments under the Distribution Plan for the Developing Countries Fund are currently being waived to 0.25% of the Fund's average daily net assets). These expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Funds and payments to dealers, financial institutions, advisers, or other firms. The Plans also permit the Distributor to receive compensation based on a prorated portion of its overhead expenses attributable to the distribution of each Fund's shares, which include leases, communications, salaries, training, supplies, photocopying, and any other category of the Distributor's expenses attributable to the distribution of these Funds' shares.

     CLASS C SHARES. Pursuant to the Plans adopted in respect of the Funds' Class C Shares (the "Class C Plans"), each Fund may pay the Distributor fees for services provided and expenses incurred by it as the principal underwriter of the Class C shares. The Plans by their terms also relate to payments under the Funds' shareholder service plans, to the extent such payments may be seen as primarily intended to result in the sale of the Funds' Class C Shares. The Plans provide for payments by each Fund to the Distributor from the assets attributable to the Funds' Class C Shares at an annual rate of up to 1.00%.

     RECENT PAYMENTS UNDER THE FUNDS' CLASS A DISTRIBUTION PLANS*.

CONTRARIAN FUND-TM-           DISTRIBUTION FEES             WAIVER
-------------------           -----------------             ------
6/3/93 - 3/31/94                  $738,247
Year ended 3/31/95                $4,026,498
Nine months ended 12/31/95        $2,824,481

DEVELOPING COUNTRIES FUND
-------------------------
5/2/94 - 3/31/95                  $69,633
Nine months ended 12/31/95        $37,616

EMERGING GROWTH FUND
--------------------
Year ended 3/31/94                $451,071
Year ended 3/31/95                $434,190
Nine months ended 12/31/95        $322,116

GLOBAL LOW-PRICED STOCK FUND
----------------------------
11/15/95 - 12/31/95                   $213                   $213

GLOBAL NATURAL RESOURCES FUND
-----------------------------
11/15/95 - 12/31/95                  $117

GROWTH & INCOME FUND
--------------------
7/25/95 - 12/31/95               $103,780

INFORMATION AGE FUND-TM-
------------------------
11/15/95 - 12/31/95                $6,327

PARTNERS FUND
-------------
7/12/95 - 12/31/95                 $8,542

---------------------------
*  No payments were made under the Funds' Class C Plans during fiscal 1995.


                        HOW NET ASSET VALUE IS DETERMINED

     Each Fund determines the net asset value per share of each class of its shares once daily, as of 4:30 p.m. eastern time on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, Robertson Stephens Investment Management determines their fair values. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                      TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As long as each Fund maintains its status as a regulated investment company and distributes all of its income, it will not, under present law, be subject to any excise or income taxes in Massachusetts or to franchise or income taxes in California.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, including short sales, may be limited by tax considerations, in particular, the requirement that less than 30% of the Fund's gross income be derived from the sale or disposition of assets held for less than three months. A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     Each Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has under reported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.


                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of that class of shares during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     A contingent deferred sales charge may apply to certain redemptions of Class C shares in the first year after purchase. Accordingly, performance information for Class C shares relating to periods of up to one year will reflect deduction of the contingent deferred sales charge. The Funds may at times also present performance for such periods not reflecting deduction of the contingent deferred sales charge. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

          All data are based on past performance and do not predict future results.


PERFORMANCE INFORMATION

     The average annual total returns of the Class A shares of each of the Funds for the periods indicated through December 31, 1996 are set forth below. (No Class C shares were outstanding during those periods.)

          CONTRARIAN FUND-TM-
          -------------------
          Year ended December 31, 1996                                21.68%
          From inception (6/30/93) through December 31, 1996          16.00%

          DEVELOPING COUNTRIES FUND
          -------------------------
          Year ended December 31, 1996                                21.07%

     From inception (5/2/94) through December 31, 1996                (.60)%

     EMERGING GROWTH FUND

     --------------------
     Year ended December 31, 1996                                      21.53%
     Five years ended December 31, 1996                                10.53%
     From inception (11/30/87) through December 31, 1996               21.69%

     GLOBAL LOW-PRICED STOCK FUND
     ----------------------------
     From inception (11/15/95) through December 31, 1996               30.64%

     GLOBAL NATURAL RESOURCES FUND
     -----------------------------
     From inception (11/15/95) through December 31, 1996               37.20%

     GROWTH & INCOME FUND
     --------------------
     From inception (7/12/95) through December 31, 1996                25.38%

     INFORMATION AGE FUND-TM-
     ------------------------
     From inception (11/15/95) - December 31, 1996                    15.66%

     PARTNERS FUND
     -------------
     From inception (7/12/95) through December 31, 1996               30.91%

     VALUE + GROWTH
     --------------
     Year ended December 31, 1996                                      14.07%
     From inception (5/12/92) through December 31, 1996                23.67%


NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in a class of the Fund's shares, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     A Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index, or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. A Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time a Fund may present a statistical measure of the volatility of a Fund's performance relative to the volatility of the performance of the S&P 500. A Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if a Fund's portfolio volatility perfectly represents that of the S&P 500, a Fund's beta would be 1.0. If a Fund's beta is greater than 1.0, a Fund's portfolio would tend to represent a greater market risk than the S&P 500 because a Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if a Fund's beta is 1.1, a Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If a Fund's beta is 0.9, a Fund's performance would tend to vary 10% less than the performance of the S&P 500.
The correlation is not usually exact because, depending upon the diversification of a Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:


                                  n
                                  R   R           R
                            Sigma   FT  MT    R
                                            n    F M
                         Beta =   -----------------------
                                  n
                                    2         2
                            Sigma R         R
                                     MT   n   M


          Where:    n    =    number of months measured

                    R    =    rate of return on the Fund in month T
                     FT

                    R    =    rate of return on the market index, I.E., the S&P
                     MT       500, in month T

                    R    =    arithmetic average monthly rate of return of the
                     F        Fund

                    R    =    arithmetic average monthly rate of return on the
                     M        market index, I.E., the S&P 500


                             ADDITIONAL INFORMATION
GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Funds' transfer agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' Custodian. As transfer agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As custodian, it and subcustodians approved by the

Board of Trustees hold the securities in the Funds' portfolios and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Financial Highlights included in the Trust's combined prospectus for the Contrarian, Developing Countries, Emerging Growth, Global Low-Priced Stock, Global Natural Resources, Growth & Income, Information Age-TM-, Partners, and Value + Growth Funds and the financial statements incorporated by reference therein and included in this Statement have been so included and incorporated in reliance upon the report of Price Waterhouse LLP, the independent accountants, given on the authority of said firm as experts in auditing and accounting.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectuses and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.


BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                              FINANCIAL STATEMENTS

     Attached are financial statements of Robertson Stephens Investment Trust for the specified periods. No Class C shares were outstanding during any of those periods.

THE CONTRARIAN FUND ANNUAL RESULTS



INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Contrarian
Fund:

In our opinion, the accompanying statement of net assets, including the schedules of net assets and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Contrarian Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine months then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/  Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE CONTRARIAN FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                         SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
ALUMINUM -  6.0%
Kaiser Aluminum Corporation(1)                           759,100    $ 9,868,300
MAXXAM, Inc.                                             517,800     18,252,450
Western Mining Holdings, Ltd.(1)                         350,000      2,247,658
--------------------------------------------------------------------------------
                                                                     30,368,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 6.3%
American Buildings Company                               296,000      6,660,000
Easco, Inc.(1)                                           110,500        953,062
Royal Plastics Group, Ltd.                             1,666,300     24,100,641
------------------------------------------------------------------------------
                                                                     31,713,703
--------------------------------------------------------------------------------


COPPER MINING - 3.3%
Adrian Resources, Ltd.                                 1,713,003      6,272,439
Chase Resources Corporation                              212,900        249,462
Indochina Goldfields, Ltd. - Restricted(2)             1,700,000     10,200,000
--------------------------------------------------------------------------------
                                                                     16,721,901
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY - 4.9%
Anderson Exploration, Ltd.                               282,100      2,892,274
Anzoil N.L.                                           45,842,000      3,918,411
Louisiana Land & Exploration(1)                           60,000      2,572,500
McMoRan Oil & Gas Company                              1,412,420      4,855,194
Nescor Energy - Restricted(2)                            375,000      1,125,000
Petro-Canada Installment Receipts                        500,000      2,875,000
Tide West Oil Company                                    505,000      6,754,375
--------------------------------------------------------------------------------
                                                                     24,992,754
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.9%
Dundee Bancorp, Inc., Class A                          1,956,000     19,696,081
--------------------------------------------------------------------------------
                                                                     19,696,081
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES          VALUE
--------------------------------------------------------------------------------
GOLD MINING - 13.0%
Ashanti Goldfields - GDS(1,4)                            600,000    $12,000,000
Bakyrchik Gold PLC                                       504,500      2,162,480
Cambior, Inc.(1)                                       1,159,900     12,635,307
Carson Gold Corporation                                  978,500        988,890
Central Fund of Canada, Class A(1)                       487,300      2,192,850
Delta Gold Mining Corporation                          1,142,600        794,925
El Callao Mining Corporation                             450,000        197,730
Golden Shamrock Mines, Ltd.                            6,477,000      3,995,771
Golden Star Resources, Ltd.(1)                         1,677,500      8,906,535
Guyanor Resources, S.A.                                  335,500        835,372
MK Gold Company                                          636,000      1,590,000
Newmont Mining Corporation(1)                            325,000     14,706,250
Queenstake Resources, Ltd.                             2,039,300        746,723
Tombstone Explorations Co., Ltd.                         244,500        170,102
Vengold, Inc.                                          4,756,400      3,831,593
Vengold, Inc., Series A Warrants(5)                    1,286,000        473,238
--------------------------------------------------------------------------------
                                                                     66,227,766
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CONGLOMERATE - 1.8%
Lonrho PLC(1)                                          7,310,950      9,266,035
--------------------------------------------------------------------------------
                                                                      9,266,035
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NICKEL MINING - 25.6%
Diamond Fields Resources, Inc.                         6,897,600    130,071,915
--------------------------------------------------------------------------------
                                                                    130,071,915
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REAL ESTATE - 4.0%
Atlantic Gulf Communities                                371,700      2,508,975
Avatar Holdings, Inc.                                    262,600      9,191,000
Catellus Development Corporation                       1,471,400      8,828,400
--------------------------------------------------------------------------------
                                                                     20,528,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.7%
Intertape Polymer Group(1)                                49,000      1,537,375
NL Industries, Inc.                                      160,800      1,989,900
--------------------------------------------------------------------------------
                                                                      3,527,275
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 1.9%
China Yuchai International, Ltd.(1)                      388,800  $   3,159,000
Harper Group(1)                                          367,700      6,526,675
--------------------------------------------------------------------------------
                                                                      9,685,675
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 71.5%
 (COST: $259,092,818)                                             $ 362,799,888
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
Golden Star Resources, Ltd. - Warrants(5)                 75,000              0
Queenstake Resources, Ltd. - Warrants(5)                 500,000              0
--------------------------------------------------------------------------------
TOTAL WARRANTS - 0.1% (COST: $13,000)                                         0


                                                          SHARES          VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS
--------------------------------------------------------------------------------
United Services Advisors, Pfd.                           279,860        454,773
Catellus Development, 3.625%, Conv. Pfd.,
 12/31/99, Series B(1)                                    30,000      1,200,000
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS - 0.3%
 (Cost: $2,852,690)                                                   1,654,773
--------------------------------------------------------------------------------


                                                       CONTRACTS          VALUE
--------------------------------------------------------------------------------
PUT OPTIONS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PUT OPTIONS
March 96         300                                         300         91,875
June 96          300                                        1000        625,000
S&P 500 INDEX PUT OPTIONS
March 96         500                                         525         19,687
March 96         525                                         350         21,875
March 96         540                                         975        103,594
March 96         565                                         450        101,250
March 96         600                                       1,700      1,168,750
June 96          525                                         250         59,375
June 96          550                                         250         96,875
June 96          565                                         350        205,625
TECHNOLOGY PUT BASKET
March 96         100                                          20        121,309
June 96          100                                          10        694,693
September 96     100                                           9      1,293,067
August 96        100                                           7      2,338,230
May 96           100                                           7      1,491,573
--------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 1.7% (Cost: $11,816,723)                          8,432,778


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 73.5% (COST: $273,762,231)                    $ 372,887,439
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-------------------------------------------------------------------------------
Cash                                                                     35,870
Repurchase Agreement                                                  4,506,000
     State Street Bank and Trust Company, 5.00%, dated
     12/29/95, due 1/02/96, maturity value $4,508,503
     (collateralized by $3,515,000 par value U.S. Treasury
     Notes, 8.75%, due 05/15/17)
-------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 0.9%                                4,541,870
-------------------------------------------------------------------------------

DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR
SECURITIES SOLD SHORT
-------------------------------------------------------------------------------
Cash                                                                  2,000,000
U.S. Treasury Bills, 5.3%, due 01/25/96                              88,692,060
Repurchase Agreement (Segregated)                                    27,000,000
     State Street Bank and Trust Company, 5.00%, dated
     12/29/95, due 1/02/96, maturity value $27,015,000
     (collateralized by $20,900,000 par value U.S. Treasury
     Notes, 8.75%, due 05/15/17)
-------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK
 FOR SECURITIES SOLD SHORT - 23.2%                                  117,692,060

-------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 24.8%           126,091,492
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (22.2)% (Proceeds: $118,970,688)           (112,746,628)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.2)%                                        (989,492)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 507,476,741
-------------------------------------------------------------------------------


(1)  Income-producing securities.
(2)  See 4.f. in Notes to Financial Statements.
(3)  ADR - American Depository Receipts.
(4)  GDS - Global Depository Shares.
(5)  See 4.g. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1995                                     SHARES               VALUE
--------------------------------------------------------------------------------
HEALTHCARE/MEDICAL TECHNOLOGY/HMO - (2.0)%
Cerner Corporation                                   279,000        $  5,719,500
Integrated Health Services, Inc.                     185,800           4,645,000
--------------------------------------------------------------------------------
                                                                      10,364,500
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - (3.5)%
Biomet, Inc.                                         371,500           6,640,562
Enzo Biochem, Inc.                                   175,100           3,370,675
MediSense, Inc.                                      236,900           7,491,962
--------------------------------------------------------------------------------
                                                                      17,503,199
--------------------------------------------------------------------------------
MEDICAL SERVICES - (0.4)%
Isolyser Company, Inc.                               142,300           1,992,200
--------------------------------------------------------------------------------
                                                                       1,992,200
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - (0.9)%
Silicon Graphics, Inc.                               171,700           4,721,750
--------------------------------------------------------------------------------
                                                                       4,721,750
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - (2.0)%
Avid Technology, Inc.                                114,500           2,175,500
FTP Software, Inc.                                   187,400           5,434,600
Imnet Systems, Inc.                                   73,500           1,764,000
Seventh Level, Inc.                                   23,000             322,000
--------------------------------------------------------------------------------
                                                                       9,696,100
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - (0.9)%
DSC Communications Corporation                       123,100           4,539,312
--------------------------------------------------------------------------------
                                                                       4,539,312
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - (0.8)%
Identix, Inc.                                        148,800           1,581,000
X Rite, Inc.                                         175,900           2,484,588
--------------------------------------------------------------------------------
                                                                       4,065,588
--------------------------------------------------------------------------------
PERIPHERALS - (1.4)%
InFocus Systems, Inc.                                137,500           4,967,188
Proxima Corporation                                   96,500           2,135,062
--------------------------------------------------------------------------------
                                                                       7,102,250
--------------------------------------------------------------------------------
SEMICONDUCTORS - (0.4)%
Atmel Corporation                                     84,900           1,899,638
--------------------------------------------------------------------------------
                                                                       1,899,638
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - (1.9)%
Cidco, Inc.                                          167,900           4,281,450
Colonial Data Technologies Corp.                     232,200           4,760,100
Equalnet Holding Corporation                          86,500             627,125
--------------------------------------------------------------------------------
                                                                       9,668,675
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                      SHARES               VALUE
--------------------------------------------------------------------------------
TECHNOLOGY/NETWORK SYSTEMS - (0.1)%
American Power Conversion Corporation                 72,000         $   684,000
--------------------------------------------------------------------------------
                                                                         684,000
--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - (4.3)%
Bed Bath & Beyond, Inc.                              192,200           7,459,762
Best Buy Company, Inc.                                70,000           1,137,500
Callaway Golf Company                                165,000           3,733,125
First Alert, Inc.                                    103,500             892,688
Gymboree Corporation                                 137,700           2,840,062
Micro Warehouse, Inc.                                135,700           5,869,025
--------------------------------------------------------------------------------
                                                                      21,932,162
--------------------------------------------------------------------------------
RESTAURANTS - (1.7)%
IHOP Corporation                                     120,000           3,120,000
Papa John's International, Inc.                      136,000           5,601,500
--------------------------------------------------------------------------------
                                                                       8,721,500
--------------------------------------------------------------------------------
CONSUMER TECHNOLOGY - (1.9)%
Acclaim Entertainment, Inc.                          295,171           1,313,867
Electronic Arts, Inc.                                200,000           5,225,000
Sensormatic Electronics Corporation                  190,900           3,316,887
--------------------------------------------------------------------------------
                                                                       9,855,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (22.2)%
 (PROCEEDS: $118,970,688)                                           $112,746,628
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


STATEMENT OF NET ASSETS


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $273,762,231)                        $ 372,887,439
Cash and Cash Equivalents                                             4,432,484
Deposits with brokers and custodian bank for
 securities sold short                                              117,801,446
Receivable from brokers for securities sold short                   126,091,492
Receivable for investments sold                                       1,102,973
Receivable for fund shares subscribed                                 1,370,360
Receivables, other                                                       39,752
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        623,725,946
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short (Proceeds: $118,970,688)                      112,746,628
Payable for investments purchaseed                                      335,490
Payable for fund shares redeemed                                      2,011,165
Accrued expenses                                                      1,128,693
Payables, other                                                          27,229
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   116,249,205
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 507,476,741
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                     448,475,149
Accumulated net realized gain from investments                       30,514,626
Accumulated net realized loss from options                          (63,862,419)
Accumulated net realized loss from securities sold short            (12,999,883)
Net unrealized appreciation on investments                          102,509,153
Net unrealized depreciation on options                               (3,383,945)
Net unrealized appreciation on securities sold short                  6,224,060
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 507,476,741
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                $       13.78
     Net Asset Value, offering and redemption price
     per share (net assets of $507,476,741 applicable
     to 36,817,846 shares of beneficial interest
     outstanding with no par value)
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS


FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                          $   7,423,520
Dividends (Net of foreign tax withheld of $48,403)                    1,406,931
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               8,830,451

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Investment advisory fees                                              5,648,970
Distribution fees                                                     2,824,481
Custodian and transfer agent fees                                       629,651
Professional fees                                                       204,044
Shareholder reports                                                     119,775
Registration and filing fees                                             79,621
Dividend expense for securities sold short                               65,042
Trustees' fees and expenses                                              16,875
Other                                                                    16,500
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                        9,604,959

-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (774,508)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT
-------------------------------------------------------------------------------
Net realized gain from investments                                   59,125,328
Net realized loss from options                                      (36,060,843)
Net realized loss from securities sold short                        (12,590,530)
Net change in unrealized appreciation on investments                 99,776,939
Net change in unrealized appreciation on options                     12,067,990
Net change in unrealized depreciation on securities sold short       (3,688,560)
-------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON
INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT                      118,630,324

-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations              $ 117,855,816
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


STATEMENT OF CHANGES IN NET ASSETS



                                                                               NINE MONTHS ENDED          YEAR ENDED
                                                                                        12/31/95             3/31/95
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $     (774,508)     $   (1,464,747)
Net realized gain/(loss) from investments                                             59,125,328         (17,429,453)
Net realized loss from options                                                       (36,060,843)        (27,569,968)
Net realized (loss)/gain from securities sold short                                  (12,590,530)          1,299,923
Net change in unrealized appreciation/(depreciation) on investments                   99,776,939         (10,936,753)
Net change in unrealized appreciation/(depreciation) on options                       12,067,990         (28,287,843)
Net change in unrealized (depreciation)/appreciation on securities sold short         (3,688,560)          1,117,823
--------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      117,855,816         (83,271,018)

--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Realized gains on investments                                                                  -         (12,605,850)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            -         (12,605,850)


--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions       (8,025,100)          8,572,147
--------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                      (8,025,100)          8,572,147


--------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                              109,830,716         (87,304,721)
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  397,646,025         484,950,746
End of period                                                                     $  507,476,741      $  397,646,025
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING                                                           PERIOD ENDED        YEAR ENDED      PERIOD ENDED
THROUGHOUT EACH ERIOD:                                                            12/31/95(2)           3/31/95          3/31/94(1)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                  $  10.70       $     12.34       $     10.00
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      (0.01)            (0.04)            (0.02)
Net realized gain/(loss) and unrealized appreciation/(depreciation) on investments        3.09             (1.35)             2.36
----------------------------------------------------------------------------------------------------------------------------------
Total Increase/(Decrease) in Net Assets Resulting From Operations                         3.08             (1.39)             2.34


----------------------------------------------------------------------------------------------------------------------------------
Distribution from realized gains on investments                                              -             (0.25)                -
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $  13.78       $     10.70       $     12.34
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            28.79%          (11.23)%            23.40%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                        $507,476,741      $397,646,025      $484,950,746
Ratio of Expenses to Average Net Assets                                                  2.54%             2.46%(3)          2.22%
Ratio of Net Investment Loss to Average Net Assets                                     (0.20)%           (0.27)%(3)        (0.77)%
Portfolio Turnover Rate                                                                   29%               79%               14%
----------------------------------------------------------------------------------------------------------------------------------


1    The Fund commenced operations on 6/3/93.

2    Represents a 9-month period then ended.

3 If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1995 would have been 2.58% and the ratio of net investment loss to average net assets would have been (0.42)%.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period.

     Ratios, except for total return and portfolio turnover rate, have been annualized.




The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS



NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Contrarian Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on June 30, 1993. Prior to the public offering, shares were offered in a private placement offering on June 3, 1993, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Contrarian Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


a.   INVESTMENT VALUATIONS:
Marketable equity securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 97.7% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, 2.3% of the Fund's long positions were valued using these guidelines and procedures.

Principally as a result of significant stock price appreciation, on December 31, 1995, and on February 14, 1996, approximately 25.6% and 25.4%, respectively, of the Contrarian Fund's net assets were invested in the common stock of Diamond Fields Resources, a Canadian corporation. Shares of Diamond Fields Resources are freely traded on the Toronto Stock Exchange; the shares held by the Fund are currently restricted as to resale within the U.S.

                                                   ROBERTSON, STEPHENS & COMPANY



As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from investments, options, and securities sold short.

f.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

THE CONTRARIAN FUND ANNUAL RESULTS

NOTE 2  CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995, and the year ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      27,676,642       $ 349,025,223
Shares reinvested                                         -                   -
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Shares redeemed                                 (28,017,625)       (357,050,323)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Net                                                (340,983)      $  (8,025,100)
-------------------------------------------------------------------------------



4/1/94 - 3/31/95                                     SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      50,424,429       $ 580,777,746
Shares reinvested                                 1,072,034          11,311,877
-------------------------------------------------------------------------------
                                                 51,496,463         592,089,623


-------------------------------------------------------------------------------
Shares redeemed                                 (53,652,411)       (583,517,476)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Net                                              (2,155,948)      $   8,572,147
-------------------------------------------------------------------------------



NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $5,648,970. When applicable, RSIM agrees to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees and dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The Fund has obtained a waiver from the State of California to exclude a portion of its advisory fees for purposes of determining the compliance by the Fund with the State's Expense Limitations. For the nine months ended December 31, 1995, there was no expected reimbursement of the advisory fees and other expenses.

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Paul H. Stephens, Portfolio Manager, is a Member of RS Group and Chief Investment Officer of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

                                                   ROBERTSON, STEPHENS & COMPANY



c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,875 for the nine months ended
December 31, 1995.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $2,824,481.

e.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $6,840 to RS & Co. which represented 1% of total commissions paid for the period.


NOTE 4  INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short, and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 29%.

b.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $391,364,722. Accumulated net unrealized appreciation on investments was $110,748,961, consisting of gross unrealized appreciation and depreciation of $177,228,106, and $(66,479,145), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $160,842,180 and $217,827,823, respectively.

d.   OPTIONS:
At December 31, 1995, 1.0% of the Fund's net assets consisted of premiums paid for the purchase of S&P 500 Index put options to hedge portfolio long investments against adverse price fluctuations. In addition, 1.3% of the Fund's net assets represent premiums paid for the purchase of put options on baskets of securities of issuers in the technology sector of the overall market.

THE CONTRARIAN FUND ANNUAL RESULTS

The risk associated with the purchase of these put options is limited to the premium originally paid. The premium paid for the purchase of these options is included in the Fund's "Statement of Net Assets" as an investment and subsequently marked-to-market daily to reflect the market value of the options.

TECHNOLOGY PUT BASKET OPTIONS:
The Technology Put Basket Options (the "Options") are European-style put options. The Options, customized for the Fund, are based on the underlying price of different groups of high technology stocks. The market value of the Options is determined daily based on the price of the underlying stocks, market volatility, exercise date, and other relevant parameters.

e.   SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, the Fund had 18% of its total assets in short positions. For the nine months ended December 31, 1995, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $142,564,487 and $150,129,469, respectively.

Included in the "Other Assets, Net" category in the Schedule of Net Assets are the following securities sold short where the Fund has purchased the underlying securities to effectively close out the short positions. At December 31, 1995, the Fund chose not to complete the transactions which would have required delivery of the purchased securities to the lender. The Fund does not consider these boxed positions as investments.


SECURITIES                                             SHARES              VALUE
--------------------------------------------------------------------------------
Acclaim Entertainment                                  94,500        $ 1,169,438
--------------------------------------------------------------------------------
Avid Technology                                        35,000            665,000
--------------------------------------------------------------------------------
Cidco, Inc.                                            13,500            344,250
--------------------------------------------------------------------------------
Colonial Data Technologies                            105,900          2,170,950
--------------------------------------------------------------------------------
Electronic Arts                                        24,500            640,062
--------------------------------------------------------------------------------
Isolyser Company, Inc.                                153,200          2,144,800
--------------------------------------------------------------------------------
                                                                     $ 7,134,500
--------------------------------------------------------------------------------

                                                   ROBERTSON, STEPHENS & COMPANY


f.   RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. At December 31, 1995, the Fund held restricted securities with an aggregate value of $11,325,000, which represented 2.2% of the Fund's total net assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees.


                                   SHARES         COST        VALUE  ACQUISITION
SECURITY                            (000)         (000)       (000)         DATE
--------------------------------------------------------------------------------
Indochina Goldfields                  233      $   233      $ 1,398      3/24/94
                                      117          117          702      3/28/94
                                      750        1,469        4,500      5/26/94
                                      600        3,000        3,600      8/18/95
--------------------------------------------------------------------------------
Nescor Energy                         125          125          375      4/18/94
                                      250          500          750      5/05/94
--------------------------------------------------------------------------------


g.   WARRANTS:
A warrant is an option which normally entitles the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

The following warrants were valued such that when the exercise price of the warrant was less than that of the underlying common stock, the warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values a warrant by determining the differential between the exercise price of the warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.


                                   SHARES         COST        VALUE   EXPIRATION
SECURITY                            (000)         (000)       (000)         DATE
--------------------------------------------------------------------------------
Golden Star Resources -
Warrants                               75            0            0      7/31/96
--------------------------------------------------------------------------------
Queenstake Resources -
Warrants                              500            0            0      3/18/97
--------------------------------------------------------------------------------
Vengold, Inc. - Series A
Warrants                            1,286           13          473      6/30/00
--------------------------------------------------------------------------------

h.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revalue of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets. At December 31, 1995, the Fund had its largest concentrated investments, worth 33% of the Fund's total assets, in Canada.

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Trustees of The Robertson Stephens Developing Countries Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Developing Countries Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

As explained in Note 1, the financial statements include securities, valued at $1,878,230 (13 percent of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at their estimate of value and have inspected the underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material to the financial statements.


/s/ Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                          SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
Czech Republic - 15.1%
Ceske Energeticke Zavody A.S.                              12,300     $  444,656
Komercni Banka A.S., GDR(3)                                40,000        728,000
SPT Telecom A.S.                                            4,000        378,009
Tabak A.S.                                                  3,985        612,709
--------------------------------------------------------------------------------
                                                                       2,163,374
--------------------------------------------------------------------------------
HONG KONG - 8.5%
ASM Pacific Technology, Ltd.(1)                           460,000        398,577
Cathay Investment Fund, Ltd.                              750,000        824,442
--------------------------------------------------------------------------------
                                                                       1,223,019
--------------------------------------------------------------------------------
INDONESIA - 10.7%
First Dynasty Mines, Ltd.                                 100,000        476,016
PT Dynaplast, Foreign(1),(5),(6)                          510,000        446,097
PT Japfa Comfeed Indonesia, Foreign(1),(5)                500,000        246,009
PT Multibreeder Adirama, Foreign(1),(5),(6)               749,000        262,060
PT Sumalindo Lestari Jaya, Foreign (1),(5)                130,000        105,182
--------------------------------------------------------------------------------
                                                                       1,535,364
--------------------------------------------------------------------------------
KOREA - 9.5%
LG Electronics, Inc., GDR(3)                               70,000        813,750
Samsung Electronics, GDS(4)                                 9,202        545,218
--------------------------------------------------------------------------------
                                                                       1,358,968
--------------------------------------------------------------------------------
MALAYSIA - 8.7%
Aokam Perdana Berhad(1)                                   300,000        484,309
Land and General Berhad(1)                                100,000        216,561
Lingui Developments Berhad(1)                             300,000        555,184
Malaysian Ringgit                                           5,250          2,067
--------------------------------------------------------------------------------
                                                                       1,258,121
--------------------------------------------------------------------------------
MEXICO - 4.5%
Cementos de Mexico, S.A., ADR(1),(2)                       40,000        287,092
Vitro Sociedad Anonima, ADR(1),(2)                         75,000        356,250
--------------------------------------------------------------------------------
                                                                         643,342
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PHILIPPINES - 6.5%
Filinvest Land, Inc.                                    1,910,000     $  611,666
International Container Terminal Services, Inc.           600,000        314,525
Negros Navigation Company, Inc.                            50,500          5,969
--------------------------------------------------------------------------------
                                                                         932,160
--------------------------------------------------------------------------------
POLAND - 7.4%
Bank Rozwolo Eksportu, S.A.                                 9,250        140,692
Exbud, S.A.                                                15,553        164,645
Huta Szkla Gospodarczego Irena                             24,300        280,896
Mostostal Zabrze, S.A.                                     45,500        153,174
Stomil Olsztyn, S.A.                                       34,200        319,043
--------------------------------------------------------------------------------
                                                                       1,058,450
--------------------------------------------------------------------------------
THAILAND - 11.1%
Alphatec Electronics Company, Ltd., Foreign(1),(5),(6)     38,000        543,073
GSS Array Technologies Company, Ltd., Foreign(1),(5)      230,000      1,050,450
--------------------------------------------------------------------------------
                                                                       1,593,093
--------------------------------------------------------------------------------
VENEZUELA - 5.7%
Corimon C.A. Sponsored, ADR(1),(2)                         50,000        187,500
Siderugica Venezolana Sivensa, ADR(1),(2),(6)             330,000        627,000
--------------------------------------------------------------------------------
                                                                         814,500

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 87.7% (COST: $14,787,089)                         12,580,391


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
Cash                                                                         959
Repurchase Agreement                                                   1,661,000
     State Street Bank and Trust Comapny, 5.00%, dated
     12/29/95, due 1/2/96, maturity value $1,661,923
     (collateralized by $1,290,000 par value U.S.
     Treasury Notes, 8.75%, due 5/5/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 11.6%                                1,661,959


The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS

--------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.7%                                            $    101,069
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $ 14,343,420
--------------------------------------------------------------------------------

(1) Income-producing security.
(2) ADR - American Depository Receipt.
(3) GDR - Global Depository Receipt.
(4) GDS - Global Depository Shares.
(5) Foreign - Foreign Shares.
(6) Fair-valued securities, see 1.a. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


STATEMENT OF NET ASSETS


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $14,787,089)                          $ 12,580,391
Cash and cash equivalents                                             1,661,959
Receivable for fund shares subscribed                                    47,474
Receivable from Adviser                                                 326,639
Receivables, other                                                       15,436
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         14,631,899


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for fund shares redeemed                                        221,858
Accrued expenses                                                         66,621
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       288,479


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 14,343,420
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                      19,051,696
Accumulated net realized loss from investments                       (2,321,733)
Accumulated net realized loss from options                             (464,150)
Accumulated net realized gain from securities sold short                284,305
Net unrealized depreciation on investments                           (2,206,698)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 14,343,420
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                 $       8.02
    Net Asset Value, offering and redemption price per
    share (net assets of $14,343,420 applicable to
    1,787,486 share of beneficial interest outstanding
    with no par value)
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS



STATEMENT OF OPERATIONS



FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $     47,012
Dividends (Net of foreign tax withheld $14,794)                         107,568
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 154,580

--------------------------------------------------------------------------------
Investment advisory fees                                                145,517
Custodian and transfer agent fees                                       107,471
Professional fees                                                        77,948
Registration and filing fees                                             56,369
Shareholder reports                                                      43,796
Distribution fees                                                        37,616
Trustees' fees and expenses                                              16,882
Other                                                                    10,126
Dividend expense for securities sold short                                  551
--------------------------------------------------------------------------------
Total Expenses                                                          496,276
Less: Reimbursement from Adviser                                       (282,462)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                     213,814

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (59,234)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DECPRECIATION)
ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
Net realized loss from investments                                   (1,302,128)
Net realized loss from options                                         (464,150)
Net realized loss from securities sold short                            (17,500)
Net change in unrealized appreciation on investments                    112,264
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS,
OPTIONS AND SECURITIES SOLD SHORT                                    (1,671,514)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,730,748)
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY


STATEMENT OF CHANGES IN NET ASSETS

                                                          NINE MONTHS ENDED   PERIOD ENDED
                                                                   12/31/95        3/31/95
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment (loss)/income                                   $    (59,234)  $    103,473
Net realized loss from investments                               (1,302,128)      (880,354)
Net realized loss from options                                     (464,150)             -
Net realized (loss)/gain from securities sold short                 (17,500)       344,728
Net change in unrealized appreciation/(depreciation) on
 investments                                                        112,264     (2,318,966)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             (1,730,748)    (2,751,119)

------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Net investment income                                                     -        (77,099)
Realized gains on investments                                             -       (182,173)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       -       (259,272)

------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share
 transactions                                                     7,729,040     11,355,519
------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                  7,729,040     11,355,519

------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                      5,998,292      8,345,128
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                                               8,345,128              0
End of period                                                  $ 14,343,420   $  8,345,128
------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING                                          PERIOD ENDED     PERIOD ENDED
THROUGHOUT EACH PERIOD:                                              12/31/95(2)       3/31/95(1)
----------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                             $       8.57     $      10.00
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Net investment (loss)/income                                            (0.03)            0.06
Net realized loss and unrealized depreciation on investments            (0.52)           (1.36)
----------------------------------------------------------------------------------------------
Total Decrease in Net Assets Resulting From Operations                  (0.55)           (1.30)

-----------------------------------------------------------------------------------------------
Distributions from net investment income                                    -            (0.04)
Distributions from realized gains on investments                            -            (0.09)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $       8.02     $       8.57
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (6.42)%         (13.14)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net Assets, end of Period                                        $ 14,343,420     $  8,345,128
Ratio of Expenses to Average Net Assets                                 1.83%(2)         3.15%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets           (0.51)%(2)         0.72%(2)
Portfolio Turnover Rate                                                  103%             124%
-----------------------------------------------------------------------------------------------


(1) The Fund commenced operations on 5/2/94.
(2) Represents a 9-month period then ended.
(3) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the nine months ended December 31, 1995, and the period ended March 31, 1995, would have been 4.24% and 3.46%, respectively, and the ratio of net investment
    (loss)/income to average net assets would have been (2.92)% and 0.41%, respectively.

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

                                                   ROBERTSON, STEPHENS & COMPANY


NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Developing Countries Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on April 29, 1994, and it started to offer shares to the public on May 2, 1994. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Developing Countries Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.


NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 87% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 13% of the Fund's long positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date).

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


Notes to Financial Statements


Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period ended December 31, 1995, and for the period ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                         SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                                            2,510,903   $ 23,109,743
Shares reinvested                                              -              -
--------------------------------------------------------------------------------
                                                       2,510,903     23,109,743
--------------------------------------------------------------------------------
Shares redeemed                                       (1,687,748)   (15,380,702)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                             813,155   $  7,729,040
--------------------------------------------------------------------------------

5/2/94 - 3/31/95                                          SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                                            3,093,680   $ 30,436,016
Shares reinvested                                         26,976        252,773
--------------------------------------------------------------------------------
                                                       3,120,656     30,688,789

--------------------------------------------------------------------------------
Shares redeemed                                       (2,146,325)   (19,333,270)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                             974,331   $ 11,355,519
--------------------------------------------------------------------------------


NOTE 3  TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $145,517. In addition, to limit the Fund's annual expense ratio at 1.85%, RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees and dividend expense for short sales that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months period ended December 31, 1995, the Adviser agreed to reimburse $282,462 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's

                                                   ROBERTSON, STEPHENS & COMPANY


Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,882 for the nine months ended December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $37,616.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid no brokerage commissions to RS & Co.

NOTE 4  INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 103%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $14,787,089. Accumulated net unrealized depreciation on investments was $(2,206,698), consisting of gross unrealized appreciation and depreciation of $665,060 and $(2,871,758), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $19,507,366 and $13,996,457, respectively.

d. OPTIONS:
At December 31, 1995, the Fund had no hedge position in put options.

e. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligations on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale "against the box," it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, none of the Funds total assets were in short positions. For the nine months ended December 31, 1995, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $70,500 and $0, respectively.

f. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets. At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 15% of the Fund's total assets, in the Czech Republic.

Independent Accountants' Report

To the Shareholders and Board of Trustees of The Robertson Stephens Emerging Growth Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Emerging Growth Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE EMERGING GROWTH FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31, 1995                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.6%
Cephalon, Inc.                                            65,300   $ 2,660,975
--------------------------------------------------------------------------------
                                                                     2,660,975
--------------------------------------------------------------------------------

COMPUTER HARDWARE & COMPONENTS - 2.5%
Seagate Technology, Inc.                                  40,000     1,900,000
Sun Microsystems, Inc.                                    50,000     2,281,250
--------------------------------------------------------------------------------
                                                                     4,181,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 12.2%
Adobe Systems, Inc.1                                      15,400       954,800
Broderbund Software, Inc.                                 45,000     2,733,750
Citrix Systems, Inc.                                       7,050       229,125
Davidson & Associates, Inc.                               45,000       990,000
FTP Software, Inc.                                        75,000     2,175,000
Informix Corporation                                      40,000     1,200,000
Legato Systems, Inc.                                      13,400       415,400
NetManage, Inc.                                           20,200       469,650
Number Nine Visual Technology Corporation                 52,700       461,125
Premenos Technology Corporation                           36,400       960,050
Remedy Corporation                                       22,400      1,327,200
Sierra On-Line, Inc.                                     103,300     2,969,875
Spectrum HoloByte, Inc.                                  216,900     1,409,850
Symantec Corporation                                     108,900     2,531,925
Tivoli Systems, Inc.                                      23,600       796,500
Verity, Inc.                                              18,400       814,200
--------------------------------------------------------------------------------
                                                                    20,438,450
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 10.6%
Baby Superstore, Inc.                                     22,450     1,279,650
Books-A-Million, Inc.                                    156,400     2,013,650
Cannondale Corporation                                    91,700     1,455,738
Creative Computers, Inc.                                  28,700       523,775
Garden Ridge Corp.                                        25,000       968,750
Gucci                                                     10,000       388,750
Just For Feet, Inc.                                       25,000       893,750
Kohl's Corporation                                        74,100     3,890,250

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES         VALUE
--------------------------------------------------------------------------------
Micro Warehouse, Inc.                                     47,400    $2,050,050
PETsMART, Inc.                                           102,150     3,166,650
Tiffany & Co.(1)                                          23,000     1,158,625
--------------------------------------------------------------------------------
                                                                    17,789,638
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER TECHNOLOGY - 3.4%
Acclaim Entertainment, Inc.                              176,700     2,186,663
CDW Computer Centers, Inc.                                21,200       858,600
Electronic Arts                                           98,700     2,578,537
--------------------------------------------------------------------------------
                                                                     5,623,800
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DATA COMMUNICATIONS/TELECOMMUNICATIONS - 8.1%
3Com Corporation                                          55,400     2,583,025
Ascend Communications, Inc.                                5,000       405,625
Bay Networks, Inc.                                        55,500     2,282,437
Cascade Communications Corporation                        10,000       852,500
Colonial Data Technologies                               111,600     2,287,800
Netcom On Line Communications                             10,000       360,000
Network General Corporation                               63,300     2,112,637
P-COM, Inc.                                              102,600     2,052,000
UUNET Technologies, Inc.                                  10,000       630,000
--------------------------------------------------------------------------------
                                                                    13,566,024
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.2%
Credit Acceptance Corporation                            100,000     2,075,000
--------------------------------------------------------------------------------
                                                                     2,075,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE SERVICES - 3.2%
Emeritus Corporation                                      60,000       697,500
Express Scripts, Inc., Class A                            20,000     1,020,000
Pediatrix Medical Group, Inc.                             30,000       825,000
PhyCor, Inc.                                              46,050     2,328,403
United Dental Care, Inc.                                  11,500       474,375
--------------------------------------------------------------------------------
                                                                     5,345,278
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 17.3%
Coventry Corporation                                     216,200   $ 4,459,125
Endosonics Corporation                                    35,000       529,375
Healthsource, Inc.                                       115,200     4,147,200
Healthwise of America                                     41,400     1,614,600
Mid Atlantic Medical Services, Inc.                      186,800     4,529,900
Oxford Health Plans, Inc.                                 34,800     2,570,850
PacifiCare Health Systems, Inc.                           25,200     2,192,400
Physician Healthcare                                      71,500     2,645,500
Quintiles Transnational Corporation                       46,400     1,902,400
Sierra Health Services                                   139,800     4,438,650
--------------------------------------------------------------------------------
                                                                    29,030,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LODGING - 1.1%
Bristol Hotel Company                                     74,300     1,811,063
--------------------------------------------------------------------------------
                                                                     1,811,063
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MEDICAL SERVICES - 5.2%
American Oncology Resources, Inc.                         19,000       923,875
Compdent Corporation                                      51,000     2,116,500
Exogen, Inc.                                              97,400     1,874,950
HBO & Company(1)                                          49,100     3,762,287
--------------------------------------------------------------------------------
                                                                     8,677,612
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER SERVICES - 4.0%
Corporate Express, Inc.                                   63,600     1,915,950
Landstar Systems, Inc.                                    51,800     1,385,650
Sylvan Learning Systems, Inc.                            114,700     3,412,325
--------------------------------------------------------------------------------
                                                                     6,713,925
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RESTAURANTS - 3.3%
Boston Chicken, Inc.                                      63,000     2,023,875
Daka International, Inc.                                  78,600     2,161,500
Landry's Seafood Restaurants                              80,000     1,365,000
--------------------------------------------------------------------------------
                                                                     5,550,375
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS - 6.1%
Act Manufacturing                                        207,500   $ 2,308,438
Burr-Brown Corporation                                   124,200     3,167,100
Cypress Semiconductor Corporation                        150,000     1,912,500
LSI Logic Corporation                                     50,000     1,637,500
Synopsys, Inc.                                            30,800     1,170,400
--------------------------------------------------------------------------------
                                                                    10,195,938
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 79.8% (Cost: $114,977,657)                   133,659,328
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
--------------------------------------------------------------------------------
Applied Micro Circuits Corporation Series 3 -
 Restricted(2)                                             2,381        43,953
Managed Health Network, Inc. Series B - Restricted(2)        500        72,930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 0.1%
 (Cost: $100,001)                                                      116,883
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 79.9% (Cost: $115,077,658)                     133,776,211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                       408
Repurchase Agreement                                                29,680,000
     State Street Bank and Trust Company, 5.00%,
     dated 12/29/95, due 01/2/96, maturity value
     $29,696,489 (collateralized by $22,995,000
     par value U.S. Treasury Notes, 8.75%, due
     05/15/17).
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 17.6%                             29,680,408


--------------------------------------------------------------------------------
OTHER ASSETS, NET - 2.5%                                             4,271,868
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                          $ 167,728,487
--------------------------------------------------------------------------------

(1)Income-producing security.
(2)See 4.d. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Statement of Net Assets


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $115,077,658)                       $ 133,776,211
Cash and cash equivalents                                           29,680,408
Receivable for investments sold                                      4,998,114
Receivable for fund shares subscribed                                  376,473
Dividends/interest receivable                                           20,330
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       168,851,536

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      114,030
Payable for fund shares redeemed                                       429,171
Accrued expenses                                                       259,379
Capital gains distribution payable                                     320,469
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,123,049

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 167,728,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                    132,299,996
Accumulated net realized gain from investments                      16,729,938
Net unrealized appreciation on investments                          18,698,553
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 167,728,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                               $       19.21
     Net Asset Value, offering and redemption price per share
     (net assets of $167,728,487 applicable to 8,732,520 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Operations


FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $    783,216
Dividends                                                               28,264
Other Income                                                            31,441
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                842,921

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                             1,288,465
Distribution fees                                                      322,116
Custodian and transfer agent fees                                      268,320
Shareholder reports                                                     82,824
Professional fees                                                       80,395
Registration and filing fees                                            45,702
Trustees' fees and expenses                                             16,875
Other                                                                   14,040
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       2,118,737

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (1,275,816)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
 ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain from investments                                  22,504,993
Net change in unrealized depreciation on investments                  (731,214)
--------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS  21,773,779

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 20,497,963
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Statement of Changes in Net Assets



                                            NINE MONTHS ENDED       YEAR ENDED
                                                     12/31/95          3/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                              $ (1,275,816)    $ (1,654,135)
Net realized gain from investments                 22,504,993        6,598,824
Net change in unrealized
 (depreciation)/appreciation on investments          (731,214)      15,035,796
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                        20,497,963       19,980,485

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                     (13,460,981)     (19,811,863)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (13,460,981)     (19,811,863)

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net (decrease)/increase in net assets
 resulting from capital share transactions        (21,583,831)      13,915,017
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                  (21,583,831)      13,915,017

--------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS           (14,546,849)      14,083,639
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               182,275,336      168,191,697
End of period                                   $ 167,728,487    $ 182,275,336
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Financial Highlights



                                                                                               THREE-MONTH
FOR A SHARE OUTSTANDING                               PERIOD ENDED    YEAR ENDED  YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED
THROUGHOUT EACH PERIOD:                                   12/31/95(1)    3/31/95     3/31/94       3/31/93    12/31/92    12/31/91
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                      $  18.36      $  18.37    $  14.71      $  16.77    $  17.50     $ 11.67
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.15)        (0.17)      (0.40)        (0.02)      (0.15)      (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) and unrealized
     appreciation/(depreciation)
     on investments                                           2.58          2.26        4.06        (2.04)      (0.31)        6.82
-----------------------------------------------------------------------------------------------------------------------------------
Total Increase/(Decrease) in Net Assets
     Resulting From Operations                                2.43          2.09        3.66        (2.06)      (0.46)        6.73

-----------------------------------------------------------------------------------------------------------------------------------
Distribution from realized gains
     on investments                                         (1.58)        (2.10)           -             -      (0.27)      (0.90)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  19.21      $  18.36    $  18.37      $  14.71    $  16.77    $  17.50
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                13.50%        12.01%      24.88%      (12.28)%     (2.55)%      58.70%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                         $ 167,728     $ 182,275   $ 168,192     $ 228,893   $ 277,531   $ 141,929
Ratio of Expenses to
     Average Net Assets                                      1.64%         1.56%       1.60%         1.54%       1.49%       1.59%
Ratio of Net Investment Loss to
     Average Net Assets                                    (0.99)%       (0.96)%     (1.27)%       (0.61)%     (0.92)%     (0.68)%
Portfolio Turnover Rate                                       147%          280%        274%           43%        124%        147%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Represents a 9-month period then ended.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.
Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Notes to Financial Statements

The Robertson Stephens Emerging Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 30, 1987. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Emerging Growth Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 99.9% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, approximately 0.1% of the Fund's portfolio was valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital

                                                   ROBERTSON, STEPHENS & COMPANY

Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995, and for the year ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                      SHARES           AMOUNT
--------------------------------------------------------------------------------
Shares sold                                         2,181,298     $ 41,669,243
Shares reinvested                                     686,387       13,000,659
--------------------------------------------------------------------------------
                                                    2,867,685       54,669,902
--------------------------------------------------------------------------------
Shares redeemed                                    (4,060,471)     (76,253,733)
--------------------------------------------------------------------------------
Net (decrease)                                     (1,192,786)   $ (21,583,831)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4/1/94 - 3/31/95                                       SHARES           AMOUNT
--------------------------------------------------------------------------------
Shares sold                                         5,163,070     $ 94,127,247
Shares reinvested                                   1,070,767       18,663,580
--------------------------------------------------------------------------------
                                                    6,233,837      112,790,827
--------------------------------------------------------------------------------
Shares redeemed                                    (5,463,027)     (98,875,810)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                          770,810     $ 13,915,017
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens Investment Management, Inc. ("RSIM Inc.") an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $1,288,465. RSIM Inc. has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended December 31, 1995, there was no expected reimbursement of the advisory fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM Inc., the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM Inc., a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,875 for the nine months ended December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an

THE EMERGING GROWTH FUND ANNUAL RESULTS
annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $322,116.

e. BROKERAGE COMMISSIONS:
RSIM Inc. may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $71,498 to RS & Co. which represented 24% of total commissions paid for the period.

NOTE 4 INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 147%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $116,066,463. Accumulated net unrealized appreciation on investments was $17,709,748, consisting of gross unrealized appreciation and depreciation of $29,507,196 and $(11,797,448), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the period ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $219,859,671 and $278,926,405, respectively.

d. RESTRICTED SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At December 31, 1995, the Fund held restricted securities with an aggregate value of $116,883, which represented 0.1% of the Fund's total net assets.

                                                                   ACQUISITION
SECURITY                             SHARES       COST      VALUE         DATE
--------------------------------------------------------------------------------
Applied Micro
Circuits
Corporation
Convertible
Preferred Stock,
   Series 3                           2,381    $50,001    $43,953      9/14/87
--------------------------------------------------------------------------------
Managed Health
Network, Inc.
Convertible
Preferred Stock,
   Series B                             500    $50,000    $72,930     12/30/87
--------------------------------------------------------------------------------

Each of the above securities was valued based on its common share price equivalent. Each common share was valued at its fair value according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in
Note 1.a., paragraph 2.

At December 31, 1995, Applied Micro Circuits Corporation Convertible Preferred Stock, Series 3, was valued at the common share price equivalent of $1.75, assuming the 2,381 shares of the Convertible Preferred Stock were converted to 25,116 shares of common stock. Managed Health Network, Inc. Convertible Preferred Stock, Series B, was valued at the common share price equivalent of $1.6336, assuming the 500 shares of the Convertible Preferred Stock were converted to 44,642 shares of common stock.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Trustees of The Robertson Stephens Global Low-Priced Stock Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Low-Priced Stock Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
Pharmos Corporation                                       20,000  $    29,375
--------------------------------------------------------------------------------
                                                                       29,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 3.8%
Cathay Investment Fund, Ltd.                              10,000       10,993
Greenchip Development Capital, Ltd.                       12,026        7,866
Greenchip Emerging Growth, Ltd.                           25,439       24,202
Greenchip Investments, Ltd.                               30,000       19,845
--------------------------------------------------------------------------------
                                                                       62,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 0.8%
CD Radio, Inc.                                             3,000       13,313
--------------------------------------------------------------------------------
                                                                       13,313
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 3.8%
Overseas and General, Ltd.                               102,500       24,761
Van Der Horst, Ltd.(1)                                     4,000       20,219
Vietnam Industrial Investments, Ltd.                      80,000       17,095
--------------------------------------------------------------------------------
                                                                       62,075
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.9%
AER Energy Resources, Inc.                                 5,000       14,375
--------------------------------------------------------------------------------
                                                                       14,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENERGY - 2.3%
Canadian Conquest Exploration, Inc.                       10,000        7,836
Nugas, Ltd.                                               10,000       15,526
Olympia Energy, Inc., Class A                             25,000       14,280
--------------------------------------------------------------------------------
                                                                       37,642
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES        VALUE
--------------------------------------------------------------------------------
ENERGY SERVICES - 2.4%
Grant Geophysical, Inc.                                   14,000      $35,000
Veritas Energy Services, Inc.                                700        3,845
--------------------------------------------------------------------------------
                                                                       38,845
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLD MINING - 2.3%
Bakyrchik Gold PLC                                         9,000       38,577
--------------------------------------------------------------------------------
                                                                       38,577
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MEDIA - 1.3%
Valuevision International, Inc.                            4,000       22,250
--------------------------------------------------------------------------------
                                                                       22,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REAL ESTATE - 2.9%
Catellus Development Corporation                           8,000       48,000
--------------------------------------------------------------------------------
                                                                       48,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RESTAURANTS - 2.4%
Taco Cabana, Class A                                       8,000       40,000
--------------------------------------------------------------------------------
                                                                       40,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETAIL - 1.8%
Kmart Corporation(1)                                       4,000       29,000
--------------------------------------------------------------------------------
                                                                       29,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT AND SERVICES - 1.6%
China Yuchai International, Ltd.(1)                        3,200       26,000
--------------------------------------------------------------------------------
                                                                       26,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 28.1% (Cost: $411,549)                            462,358
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                              $       927
Federal Mortgage Corporation Discount Note, 5.65% due 1/4/96          999,529
Repurchase Agreement
  State Street Bank and Trust Company, 5.00%, dated 12/29/95, due 1/2/96,maturity value $316,176 (collateralized by $245,000
  par value U.S. Treasury Notes, 8.75%, due 5/5/17)                   316,000
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 80.1%                             1,316,456

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (8.2)%                                      (135,426)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                           $ 1,643,388
--------------------------------------------------------------------------------


(1) Income-producing securities.

The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $441,549)                            $   462,358
Cash and cash equivalents                                           1,316,456
Receivable for fund shares subscribed                                   7,000
Receivable from Adviser                                                 6,440
Receivables, other                                                     19,283
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,811,537

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     147,835
Accrued expenses                                                       20,314
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     168,149

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    1,643,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                     1,620,721
Accumulated undistributed investment income                             1,858
Net unrealized appreciation on investments                             20,809
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 1,643,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                                $     10.45
  Net Asset Value, offering and redemption price per share
  (Net assets of $1,643,388 applicable to 157,267 shares
  of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $  3,584
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 3,584

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Professional fees                                                       2,307
Shareholder reports                                                     1,667
Investment advisory fees                                                  854
Trustees' fees and expenses                                               813
Custodian and transfer agent fees                                         706
Registration and filing fees                                              640
Organizational expenses                                                   500
Other                                                                     253
Distribution fees                                                         213
Administration fees                                                       213
--------------------------------------------------------------------------------
Total Expenses                                                          8,166
Less: Reimbursement from Adviser                                       (6,440)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                     1,726

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,858
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   20,809
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON INVESTMENTS                           20,809

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  22,667
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                                 $   1,858
Net change in unrealized appreciation on investments                     20,809
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     22,667

-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
Net investment income                                                       -
Realized gains on investments                                               -
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         -

-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                                          1,620,721
-------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                      1,620,721
-------------------------------------------------------------------------------
Total Increase in Net Assets                                          1,643,388
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                       $   1,643,388
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                              $     10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net investment income                                                    0.03
Unrealized appreciation on investments                                   0.42
--------------------------------------------------------------------------------
Total increase in net assets resulting from operations                   0.45

--------------------------------------------------------------------------------
Distributions from net investment income                                    -
Distributions from realized gains on investments                            -
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $     10.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN                                                            4.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                         $ 1,643,388
Ratio of Expenses to Average Net Assets                                1.91%(2)
Ratio of Net Investment Income to Average Net Assets                   2.06%(2)
Portfolio Turnover Rate                                                    0%
--------------------------------------------------------------------------------


(1) The Fund commenced operations on 11/15/95.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995, would have been 9.04%, and the ratio of net investment loss to average net assets would have been (5.07)%.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Global Low-Priced Stock Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 0% of the Fund's long positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income taxes for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, were as follows:


11/15/95 - 12/31/95                                       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                                              164,230  $ 1,691,739
Shares reinvested                                              -            -
--------------------------------------------------------------------------------
                                                         164,230    1,691,739

--------------------------------------------------------------------------------
Shares redeemed                                           (6,963)     (71,018)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                             157,267  $ 1,620,721
--------------------------------------------------------------------------------


NOTE 3   TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION: Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $854 and $213, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Adviser agreed to reimburse $6,440 of its fees and other expenses.

b. AFFILIATED PERSONS: Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of

                                                 ROBERTSON, STEPHENS & COMPANY

RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $813 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, RS & Co. agreed to waive distribution fees worth $213.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid no brokerage commissions to RS & Co.

NOTE 4   INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 0%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $441,549. Accumulated net unrealized appreciation on investments was $20,809, consisting of gross unrealized appreciation and depreciation of $22,945 and $(2,136), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $441,549 and $0, respectively.

d. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 5% of the Fund's total assets, in Australia.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Global Natural Resources Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Natural Resources Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS

DECEMBER 31, 1995                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ALUMINUM - 12.6%
Aluminum Company of America(1)                                600     $  31,725
Kaiser Aluminum Corporation                                 1,300        16,900
MAXXAM, Inc.                                                  700        24,675
Western Mining Holdings, Ltd. - ADR(1,2)                    1,000        26,125
--------------------------------------------------------------------------------
                                                                         99,425
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COAL MINING - 3.5%
Zeigler Coal Holding Company(1)                             2,000        27,750
--------------------------------------------------------------------------------
                                                                         27,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY - 14.8%
Alberta Energy Company, Ltd.(1)                               900        14,400
Amerada Hess Corporation(1)                                   600        31,800
New Cache Petroleums, Ltd.                                  8,000        25,192
Olympia Energy, Inc., Class A                              25,000        14,280
Suncor, Inc.(1)                                             1,000        31,875
--------------------------------------------------------------------------------
                                                                        117,547
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY SERVICES - 1.7%
Ryan Energy Technologies, Inc.                             16,000         9,374
Veritas Energy Services, Inc.                                 700         3,845
--------------------------------------------------------------------------------
                                                                         13,219
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GOLD MINING - 5.5%
Ashanti Goldfields - GDR(1,3)                                 727        14,540
Bakyrchik Gold PLC                                          1,000         4,287
Emperor Mines, Ltd.                                         5,000         7,990
Golden Shamrock Mines, Ltd.                                10,000         6,169
Golden Star Resources, Ltd.(1)                              2,000        10,250
--------------------------------------------------------------------------------
                                                                         43,236
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NICKEL MINING - 4.2%
Inco, Ltd.(1)                                               1,000        33,250
--------------------------------------------------------------------------------
                                                                         33,250
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE - 4.5%
Catellus Development Corporation                            6,000     $  36,000
--------------------------------------------------------------------------------
                                                                         36,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.1%
NL Industries, Inc.                                         2,000        24,750
--------------------------------------------------------------------------------
                                                                         24,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 49.9% (Cost: $389,087)                              395,177
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                     81,423
Federal Mortgage Corporation Discount Note, 5.65%,
  due 1/4/96                                                            499,765
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 73.4%                                 581,188


--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (23.3)%                                       (184,621)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                               $ 791,744
--------------------------------------------------------------------------------

(1)  Income - producing security.
(2)  ADR - American Depository Receipts.
(3)  GDR - Global Depository Receipts.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF NET ASSETS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments, at value (Cost: $389,087)                               $  395,177
Cash and cash equivalents                                               581,188
Receivable for fund shares subscribed                                     7,000
Receivable from Adviser                                                   5,748
Receivables, other                                                       32,538
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,021,651


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       209,659
Accrued expenses                                                         20,248
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       229,907



--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                        791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                         784,748
Accumulated undistributed investment income                                 906
Net unrealized appreciation on investments                                6,090
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $  791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                   $    10.12
     Net Asset Value, offering and redemption price per share
     (Net assets of $791,744 applicable to 78,211 shares
     of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $    2,139
Dividends                                                                    50
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,189


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Professional fees                                                         2,104
Shareholder reports                                                       1,521
Trustees' fees and expenses                                                 742
Custodian and transfer agent fees                                           645
Registration and filing fees                                                584
Organizational expenses                                                     500
Investment advisory fees                                                    470
Other                                                                       231
Distribution fees                                                           117
Administration fees                                                         117
--------------------------------------------------------------------------------
Total Expenses                                                            7,031
Less: Reimbursement from Adviser                                         (5,748)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                       1,283


--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       906
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON INVESTMENTS                              6,090


--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    6,996
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

Net investment income                                                $      906
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      6,996


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Net investment income                                                         -
Realized gains on investments                                                 -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions    784,748
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                        784,748


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                            791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                          $  791,744
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING                                            PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $   10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment income                                                    0.02
Unrealized appreciation on investments                                   0.10
--------------------------------------------------------------------------------
Total increase in net assets resulting from operations                   0.12


--------------------------------------------------------------------------------
Distributions from net investment income                                    -
Distributions from realized gains on investments                            -
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $   10.12
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            1.20%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                           $ 791,744
Ratio of Expenses to Average Net Assets                                 2.60%(2)
Ratio of Net Investment Income to Average Net Assets                    1.84%(2)
Portfolio Turnover Rate                                                    0%
--------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/15/95.
(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995 would have been 14.25%, and the ratio of net investment loss to average net assets would have been (9.81)%.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Natural Resources Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Global Natural Resources Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, none of the Fund's long positions were valued using these guidelines and procedures.

                                                   ROBERTSON, STEPHENS & COMPANY

B.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

G.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, were as follows:


11/15/95 - 12/31/95                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
Shares sold                                           79,226         $  794,930
Shares reinvested                                          -                  -
--------------------------------------------------------------------------------
                                                      79,226            794,930


--------------------------------------------------------------------------------
Shares redeemed                                       (1,015)           (10,182)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                          78,211         $  784,748
--------------------------------------------------------------------------------

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $470 and $117, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Advisor agreed to reimburse $5,748 of its fees and other expenses.

B.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $742 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

D.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $117.

                                   ROBERTSON, STEPHENS & COMPANY

E.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid brokerage commissions of $515 to RS & Co. which represented 41% of total commissions paid for the period.

NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 0%.

B.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $389,087. Accumulated net unrealized appreciation on investments was $6,090, consisting of gross unrealized appreciation and depreciation of $9,940 and $(3,850), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $389,087 and $0, respectively.

D.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1995, the Fund had its largest concentration of foreign investments, worth 13% of the Fund's total assets, in Canada.

THE GROWTH & INCOME FUND ANNUAL RESULTS


INDEPENDENT ACCOUNTANTS' REPORT



To the Shareholders and Board of Trustees of The Robertson Stephens Growth & Income Fund

In our opinion, the accompanying statement of net assets, including the schedules of net assets and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Growth & Income Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP

Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GROWTH & INCOME FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                     SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
ALUMINUM - 0.9%
MAXXAM, Inc.(1)                                       35,000        $1,233,750
--------------------------------------------------------------------------------
                                                                     1,233,750
--------------------------------------------------------------------------------
BANKS - 6.3%
Bank of New York - Warrants(2), Expire 11/29/98       30,000         1,113,750
Commercial Federal Corporation                        50,000         1,887,500
Corestates Financial Corporation                      41,500         1,571,813
Mellon Bank Corporation                               27,500         1,478,125
Meridian Bancorp                                       5,000           232,500
Norwest Corporation                                   25,500           841,500
Premier Bancorp, Inc.                                 10,000           233,750
UJB Financial Corporation                             35,000         1,251,250
--------------------------------------------------------------------------------
                                                                     8,610,188
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
Genzyme Corporation(1)                                28,500         1,777,687
Molecular Dynamics, Inc.(1)                          125,000           781,250
--------------------------------------------------------------------------------
                                                                     2,558,937

--------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
Moore Corporation, Ltd.                               75,000         1,396,875
NuCO2, Inc.(1)                                        32,500           422,500
U.S. Office Products Company(1)                       60,000         1,365,000
--------------------------------------------------------------------------------
                                                                     3,184,375
--------------------------------------------------------------------------------
CLOTHING/RETAIL - 3.3%
Adidas AG, 144A                                       42,000         1,126,125
Sport-Haley, Inc.(1)                                  75,000           726,562
Vans, Inc.(1)                                        169,000         1,415,375
Warnaco Group, Inc., Class A                          50,000         1,250,000
--------------------------------------------------------------------------------
                                                                     4,518,062
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.0%
ADT, Ltd.(1)                                          70,000         1,050,000
CKS Group, Inc.(1)                                     2,500            97,500
Learning Tree International, Inc.(1)                  40,000           625,000
National Education Corporation(1)                    185,000         1,503,125
Prepaid Legal Services, Inc.(1)                       85,000           881,875
--------------------------------------------------------------------------------
                                                                     4,157,500
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 2.4%
Seagate Technology, Inc.(1)                           30,000         1,425,000
Sun Microsystems, Inc.(1)                             31,500         1,437,188
Truevision, Inc.(1)                                   80,000           395,000
--------------------------------------------------------------------------------
                                                                     3,257,188
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY





                                                      Shares             Value
-------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                   27,000        $1,674,000
Citrix Systems, Inc.(1)                                5,100           165,750
Computervision Corporation                            90,000         1,383,750
Dialogic Corporation(1)                               35,000         1,347,500
Expert Software, Inc.(1)                              60,000           840,000
Informix Corporation(1)                               35,000         1,050,000
Oracle Corporation(1)                                 25,000         1,059,375
Project Software & Development, Inc.(1)               10,000           348,750
Secure Computing Corporation(1)                        4,500           252,000
Sybase, Inc.(1)                                       31,000         1,116,000
Vantive Corporation(1)                                30,000           675,000
--------------------------------------------------------------------------------
                                                                     9,912,125
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.6%
Estee Lauder Companies, Class A(1)                    23,000           802,125
--------------------------------------------------------------------------------
                                                                       802,125
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 3.5%
Affiliated Computer Services, Inc., Class A(1)        50,000         1,875,000
Computer Management Sciences, Inc.(1)                 20,400           362,100
DST Systems, Inc.(1)                                  30,000           855,000
Reynolds & Reynolds Company                           43,000         1,671,625
--------------------------------------------------------------------------------
                                                                     4,763,725
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 1.3%
Data Translation, Inc.(1)                            105,000         1,706,250
Sync Research, Inc.(1)                                 2,000            90,500
--------------------------------------------------------------------------------
                                                                     1,796,750
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 2.3%
Diebold, Inc.                                         24,000         1,329,000
ITI Technologies, Inc.(1)                             60,000         1,785,000
--------------------------------------------------------------------------------
                                                                     3,114,000
--------------------------------------------------------------------------------
ENERGY SERVICES - 5.7%
Diamond Offshore Drilling, Inc.(1)                    40,000         1,350,000
Falcon Drilling Company, Inc.(1)                      90,000         1,350,000
Halliburton Company                                   30,000         1,518,750
Kerr-McGee Corporation                                18,000         1,143,000
Schlumberger, Ltd.                                    18,000         1,246,500
Western Atlas, Inc.(1)                                25,000         1,262,500
--------------------------------------------------------------------------------
                                                                     7,870,750
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.9%
National Gaming Corporation(1)                        57,500           682,812
Stratosphere Corporation(1)                          200,000         1,975,000
--------------------------------------------------------------------------------
                                                                     2,657,812
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

                                                      SHARES             VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.7%
Continental Waste Industries, Inc.(1)                 87,500        $1,017,183
--------------------------------------------------------------------------------
                                                                     1,017,183
--------------------------------------------------------------------------------
FINANCIAL SERVICE - 2.8%
Federal Home Loan Mortgage Corporation                16,000         1,336,000
Federal National Mortgage Association                 12,500         1,551,563
Sirrom Capital Corporation                            50,000           943,750
--------------------------------------------------------------------------------
                                                                     3,831,313
--------------------------------------------------------------------------------
FOOD PROCESSING - 0.8%
Smithfield Foods, Inc.(1)                             35,000         1,111,250
--------------------------------------------------------------------------------
                                                                     1,111,250
--------------------------------------------------------------------------------
HEALTHCARE/HMO - 3.3%
American Oncology Resources, Inc.(1)                  15,000           729,375
Community Health Systems, Inc.(1)                     35,000         1,246,875
Mid Atlantic Medical Services, Inc.(1)                45,000         1,091,250
Oxford Health Plans, Inc.(1)                          13,500           997,313
Surgical Care Affiliates, Inc.                        12,500           425,000
--------------------------------------------------------------------------------
                                                                     4,489,813
--------------------------------------------------------------------------------
INSURANCE - 4.3%
GCR Holdings, Ltd.(1)                                 57,000         1,282,500
Lincoln National Corporation                          21,500         1,155,625
Prudential Reinsurance Holdings, Inc.                 65,000         1,519,375
W. R. Berkley Corporation                             35,000         1,881,250
--------------------------------------------------------------------------------
                                                                     5,838,750
--------------------------------------------------------------------------------
MANUFACTURING - 2.6%
Fleetwood Enterprises, Inc.                           67,000         1,725,250
Millipore Corporation                                 45,000         1,850,625
--------------------------------------------------------------------------------
                                                                     3,575,875
--------------------------------------------------------------------------------
MEDIA - 2.2%
Emmis Broadcasting Corporation(1)                     42,500         1,317,500
US West Media Group                                   40,000           760,000
United International Holdings, Inc., Class A(1)       62,500           921,875
--------------------------------------------------------------------------------
                                                                     2,999,375
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & DEVICES - 3.6%
Dentsply International, Inc.                          32,000         1,280,000
Guidant Corporation                                   55,000         2,323,750
Ventritex, Inc.(1)                                    80,000         1,390,000
--------------------------------------------------------------------------------
                                                                     4,993,750
--------------------------------------------------------------------------------
Motor Vehicles and Parts Suppliers - 1.0%
Strattec Security Corporation(1)                      75,000         1,350,000
--------------------------------------------------------------------------------
                                                                     1,350,000
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY



--------------------------------------------------------------------------------
                                                      SHARES             VALUE
--------------------------------------------------------------------------------
NETWORK SYSTEMS - 4.6%
Bay Networks, Inc.(1)                                24,500$        $1,007,563
Cisco Systems, Inc.(1)                                20,000         1,492,500
Madge Networks N.V.(1)                                24,000         1,074,000
NetManage, Inc.(1)                                    61,000         1,418,250
NetStar, Inc.(1)                                      23,000           419,750
Newbridge Networks Corporation(1)                     20,000           827,500
--------------------------------------------------------------------------------
                                                                     6,239,563
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.9%
Alteon, Inc.(1)                                       25,000           403,125
Bergen Brunswig Corporation                           47,500         1,181,563
Biochem Pharma, Inc.(1)                               17,000           682,125
Martek Biosciences Corporation                        35,000           883,750
Matrix Pharmaceutical, Inc.(1)                        68,000         1,275,000
North American Biologicals, Inc.(1)                   71,100           764,325
Pharmacia & Upjohn, Inc.                              39,000         1,511,250
--------------------------------------------------------------------------------
                                                                     6,701,138
--------------------------------------------------------------------------------
REITs - 2.4%
Bay Apartment Communities, Inc.                       50,000         1,212,500
Hospitality Properties Trust                          30,000           802,500
Prime Residential, Inc.                               65,000         1,202,500
--------------------------------------------------------------------------------
                                                                     3,217,500
--------------------------------------------------------------------------------
RESTAURANTS - 1.2%
Consolidated Products, Inc.(1)                        71,000         1,047,250
Main Street & Main, Inc.(1)                          235,000           660,937
--------------------------------------------------------------------------------
                                                                     1,708,187
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.7%
IMC Global, Inc                                       36,000         1,471,500
Mississippi Chemical Corporation                      50,000         1,162,500
Monsanto Company                                      14,000         1,715,000
Vigoro Corporation                                    12,500           771,875
--------------------------------------------------------------------------------
                                                                     5,120,875
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.6%
Applied Digital Access, Inc.(1)                       75,000           881,250
Davox Corporation(1)                                  57,500           682,812
VTEL Corporation(1)                                   50,000           925,000
AT&T Corporation                                      18,000         1,165,500
MFS Communications Company(1)                            301            16,028
Sprint Corporation                                    30,000         1,196,250
--------------------------------------------------------------------------------
                                                                     4,866,840
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
Airborne Freight Corporation                             25,000     $  665,625
Atlantic Southeast Airlines, Inc.                        72,500      1,558,750
Canada National Railway Company                          64,500        967,500
--------------------------------------------------------------------------------
                                                                     3,191,875
--------------------------------------------------------------------------------
UTILITIES - 1.8%
Equitable Resources, Inc.                                42,500      1,328,125
US West Communications Group                             30,000      1,072,500
--------------------------------------------------------------------------------
                                                                     2,400,625
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 88.4% (Cost: $108,160,639)                   121,091,199
--------------------------------------------------------------------------------


                                                         SHARES          VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
Energy - 0.9%
Enron Corporation, 6.25%, 12/13/98 Series                50,000      1,200,000
--------------------------------------------------------------------------------
                                                                     1,200,000
--------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 2.3%
Atlantic Richfield Company, 9%, 9/15/97 Series           40,000        940,000
Noble Drilling Company, $1.5 Series                      22,000        566,500
Westinghouse Electric Corporation, Pfd Series C, $1.30  100,000      1,650,000
--------------------------------------------------------------------------------
                                                                     3,156,500
--------------------------------------------------------------------------------
REAL ESTATE - 0.6%
Catellus Development Corporation, $3.625, Class B        22,000        880,000
--------------------------------------------------------------------------------
                                                                       880,000
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
MFS Communications Company, 8%, 5/31/99 Series           10,000        486,875
--------------------------------------------------------------------------------
                                                                       486,875
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 4.2% (Cost: $5,496,837)         5,723,375
--------------------------------------------------------------------------------


                                                            PAR          VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS
Computer Hardware & Components - 0.4%
Telxon Corporation, 5.75%, Due 01/01/03                 500,000        537,500
--------------------------------------------------------------------------------
                                                                       537,500
--------------------------------------------------------------------------------
CONSUMER & SPECIALITY RETAIL - 0.9%
Staples, Inc. 144A, 4.50%, Due 10/01/00               1,200,000      1,200,000
--------------------------------------------------------------------------------
                                                                     1,200,000
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                                 PAR       VALUE
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.9%
Integrated Device Technology, Inc., 5.50%, Due 06/01/02      700,000    $570,500
Intermagnetics General Corporation, 5.75%, Due 09/15/03      500,000     690,000
--------------------------------------------------------------------------------
                                                                       1,260,500
--------------------------------------------------------------------------------
ENERGY - 0.9%
Box Energy Corporation, 8.25%, Due 12/01/02                  600,000     600,000
Cross Timbers Oil Company, 5.25%, Due 11/01/03               650,000     611,000
--------------------------------------------------------------------------------
                                                                       1,211,000
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.2%
Sandoz Capital, 144A, 2%, Due 10/06/02                       250,000     235,625
--------------------------------------------------------------------------------
                                                                         235,625
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 0.8%
Federated Department Stores, Inc., 5.0%, Due 10/01/03      1,100,000   1,097,250
--------------------------------------------------------------------------------
                                                                       1,097,250
--------------------------------------------------------------------------------
HOME BUILDING - 0.4%
Continental Homes Holding Corporation, 6.875%, Due 11/01/02  500,000     530,000
--------------------------------------------------------------------------------
                                                                         530,000
--------------------------------------------------------------------------------
IRON/STEEL - 0.3%
USX Corporation, 7.0%, Due 06/15/17                          500,000     476,250
--------------------------------------------------------------------------------
                                                                         476,250
--------------------------------------------------------------------------------
PRECIOUS METALS - 0.3%
Coeur d'Alene Mines Corporation, 6.375%, Due 01/31/04        500,000     473,750
--------------------------------------------------------------------------------
                                                                         473,750
--------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
Reno Air, Inc. 144A, 9.0%, Due 09/30/02                      500,000     485,000
--------------------------------------------------------------------------------
                                                                         485,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 5.5% (Cost: $7,303,573)                      7,506,875
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.1% (Cost: $120,961,049)                       134,321,449
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                         122
Repurchase Agreement                                                   2,077,000
     State Street Bank and Trust Company, 5.0%, dated 12/29/95, due 01/02/96 maturity value, $2,078,154 (collateralized by
     $1,611,000 par value U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 1.5%                                 2,077,122


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

--------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
Cash                                                              $     64,375
Repurchase Agreement (Segregated)                                    1,700,000
        State Street Bank and Trust Company, 5.0%,
        dated 12/29/95, due 01/02/96 maturity value,
        $1,700,944 (collateralized by $1,319,000
        par value U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK
        FOR SECURITIES SOLD SHORT - 1.3%                              1,764,375


--------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 1.0%              1,312,937
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (0.9) % (Proceeds: $1,312,937)               (1,267,125)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (1.0)%                                      (1,306,792)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 136,901,966
--------------------------------------------------------------------------------

(1)Non-income-producing security.
(2)See Note 4.e. of Notes to Financial statements.



SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1995                                       SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE-(0.6)%
Netscape Communications, Inc.                            6,000       $  834,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(0.3)%
Applied Materials, Inc.                                 11,000          433,125


--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT-(0.9)%(Procceds:$1,312,937)              $1,267,125
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY



STATEMENT OF NET ASSETS



DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $120,961,049)                       $ 134,321,449
Cash and cash equivalents                                            2,077,122
Deposits with brokers and custodian bank
    for securities sold short                                        1,764,375
Receivable for investments sold                                      2,147,005
Receivable from brokers for securities sold short                    1,312,937
Receivable for fund shares subscribed                                  937,174
Dividends/interest receivable                                          233,834
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       142,793,896



--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short (Proceeds: $1,312,937)                         1,267,125
Payable for investments purchased                                    4,103,136
Payable for fund shares redeemed                                       302,007
Accrued expenses                                                       217,547
Payables, other                                                          2,115
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    5,891,930
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 136,901,966
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                    126,943,354
Accumulated net realized loss from investments                      (3,511,975)
Accumulated net realized gain from securities sold short                64,375
Net unrealized appreciation on investments                          13,360,400
Net unrealized appreciation on securities sold short                    45,812
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 136,901,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                               $       11.24
     Net Asset Value, offering and redemption price per share
     (net assets of $136,901,966 applicable to 12,183,332 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS



STATEMENT OF OPERATIONS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95


--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $   328,706
Dividends (Net of foreign tax withheld of $3,172)                      482,644
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                811,350


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                               415,116
Distribution fees                                                      103,780
Administrative fees                                                    103,780
Custodian and transfer agent fees                                       73,989
Professional fees                                                       34,977
Registration and filing fees                                            28,460
Shareholder reports                                                     17,348
Organizational costs                                                    15,520
Trustees' fees and expenses                                             11,249
Other                                                                   12,255
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                         816,474


--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (5,124)


--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED
     APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized loss from investments                                  (3,511,975)
Net realized gain from securities sold short                            64,375
Net change in unrealized appreciation on investments                13,360,400
Net change in unrealized appreciation on securities sold short          45,812
-------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS   9,958,612


--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 9,953,488
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                               $     (5,124)
Net realized loss from investments                                  (3,511,975)
Net realized gain from securities sold short                            64,375
Net change in unrealized appreciation on investments                13,360,400
Net change in unrealized appreciation on securities sold short          45,812
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 9,953,488


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                                                -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting
      from capital share transactions                              126,948,478
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                   126,948,478


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                       136,901,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                          0
End of period                                                     $136,901,966
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS



FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING                                           PERIOD ENDED
THROUGHOUT EACH PERIOD:                                            12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                    $10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment loss                                                       0.00

Net realized gain and unrealized appreciation from investments            1.24
--------------------------------------------------------------------------------
Total Increase in Net Assets Resulting From Operations                    1.24


--------------------------------------------------------------------------------
Distribution from realized gains on investments                           0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $11.24
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            12.40%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                         $136,901,966
Ratio of Expenses to Average Net Assets                                  1.94%
Ratio of Net Investment Loss to Average Net Assets                     (0.01)%
Portfolio Turnover Rate                                                    97%
--------------------------------------------------------------------------------


(1)The Fund commenced operations on 7/12/95.


Per-share data for each period has been determined by using the average number of shares outstanding throughout each period.
Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Growth & Income Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 99.5% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, approximately 0.5% of the Fund's long portfolio was valued using these guidelines and procedures.

B. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

THE GROWTH & INCOME FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

F. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2  CAPITAL SHARES:

A. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995 were as follows:


7/12/95 - 12/31/95                          SHARES                      AMOUNT
--------------------------------------------------------------------------------
Shares sold                             14,440,164                $150,810,508
Share reinvested                                 0                           0
--------------------------------------------------------------------------------
                                        14,440,164                 150,810,508

-------------------------------------------------------------------------------
Shares redeemed                         (2,256,832)                (23,862,030)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                            12,183,332                $126,948,478
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

A. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $415,116 and $103,780, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. At December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

B. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,249 for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995.

D. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co., for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $103,780.

                                                 ROBERTSON, STEPHENS & COMPANY



E. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund paid brokerage commissions of $49,415 to RS & Co., which represented 18% of total commissions paid for the period.

NOTE 4 INVESTMENTS:

A. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, was 97%.

B. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $122,418,733. Accumulated net unrealized appreciation on investments was $13,261,465 consisting of gross unrealized appreciation and depreciation of $15,555,488 and $(2,294,023), respectively.

C. INVESTMENT PURCHASES AND SALES:
For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $213,718,729 and $89,250,840, respectively.


D. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not want, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short against the box (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, the Fund had 0.8% of its total assets in short positions. For the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased to cover short sales and proceeds from investments sold short were $205,625 and $1,582,937, respectively.

E. WARRANTS:
A warrant is an option which normally entitles the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

The Bank of New York Warrants held by the Fund at December 31, 1995, were valued at the last sale price on the principal exchange or market on which they are traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

THE INFORMATION AGE FUND ANNUAL RESULTS

Independent Accountants' Report


To the Shareholders and Board of Trustees of The Robertson Stephens Information Age Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Information Age Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE INFORMATION AGE FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31, 1995                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 11.7%
Adaptec, Inc.                                            15,000     $    615,000
Compaq Computer Corporation                              18,000          864,000
Gateway 2000, Inc.                                       20,000          490,000
Seagate Technology, Inc.                                 20,000          950,000
Sun Microsystems, Inc.                                   20,000          912,500
--------------------------------------------------------------------------------
                                                                       3,831,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 22.9%
Adobe Systems Incorporated(1)                            15,000          930,000
Cadence Design Systems, Inc.                             15,000          630,000
FTP Software, Inc.                                       30,000          870,000
HNC Software, Inc.                                       10,000          477,500
Informix Corporation                                     30,000          900,000
Microsoft Corporation                                     9,500          833,625
Objective Systems Integrators, Inc.                       1,300           71,175
Oracle Corporation                                       20,000          847,500
Parametric Technology, Inc.                              15,000          997,500
Progress Software Corporation                            10,000          375,000
Symantec Corporation                                     25,000          581,250
--------------------------------------------------------------------------------
                                                                       7,513,550
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NETWORK SYSTEMS - 11.1%
ALANTEC Corporation                                      20,000        1,165,000
Bay Networks, Inc.                                       21,750          894,469
PairGain Technologies, Inc.                              10,000          547,500
Shiva Corp.                                              10,000          727,500
UUNET Technologies, Inc.                                  5,000          315,000
--------------------------------------------------------------------------------
                                                                       3,649,469
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DATA COMMUNICATIONS - 5.6%
Ascend Communications, Inc.                              10,000          811,250
Cabletron Systems, Inc.                                  12,500        1,012,500
--------------------------------------------------------------------------------
                                                                       1,823,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.6%
3Com Corporation                                         25,500        1,188,938
--------------------------------------------------------------------------------
                                                                       1,188,938
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                         SHARES            VALUE
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 7.3%
Cisco Systems, Inc.                                      15,000     $  1,119,375
DSC Communications Corporation                           15,000          553,125
Stratacom, Inc.(1)                                       10,000          735,000
--------------------------------------------------------------------------------
                                                                       2,407,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 5.1%
Applied Materials, Inc.                                  15,000          590,625
KLA Instruments Corporation                              12,500          325,781
Lam Research Corporation                                  5,000          228,750
Novellus Systems, Inc.                                    5,000          270,000
Ultratech Stepper, Inc.                                  10,000          257,500
--------------------------------------------------------------------------------
                                                                       1,672,656
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTORS - 7.6%
Altera Corporation                                       22,500        1,119,375
Analog Devices, Inc.                                     20,000          707,500
LSI Logic Corporation                                    20,000          655,000
--------------------------------------------------------------------------------
                                                                       2,481,875
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.5%
Cascade Communications Corporation                        6,000          511,500
Nokia Corporation, ADR(1),(2)                            15,000          583,125
QUALCOMM, Incorporated                                   15,000          645,000
Westell Technologies, Inc.                                2,600           65,325
--------------------------------------------------------------------------------
                                                                       1,804,950
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.7%
ADC Telecommunications                                   15,000          547,500
--------------------------------------------------------------------------------
                                                                         547,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.6%
MFS Communications Company, Inc.                         10,000          532,500
--------------------------------------------------------------------------------
                                                                         532,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TECHNOLOGY/NETWORK SYSTEMS - 1.2%
Synopsys, Inc.                                           10,000          380,000
--------------------------------------------------------------------------------
                                                                         380,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

DECEMBER 31, 1995                                        SHARES            VALUE
--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 1.9%
CompUSA, Inc.                                            20,000     $    622,500
--------------------------------------------------------------------------------
                                                                         622,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.7%
America Online, Inc.                                     15,000          562,500
--------------------------------------------------------------------------------
                                                                         562,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSUMER SOFTWARE - 2.1%
Intuit, Inc.                                              9,000          702,000
--------------------------------------------------------------------------------
                                                                         702,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 90.6% (Cost: $29,423,102)                       29,721,188
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
Intel Corp. - Warrants(3), Expire 3/14/98                20,000          535,000
--------------------------------------------------------------------------------
TOTAL WARRANTS - 1.6% (Cost: $577,500)                                   535,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 92.2% (Cost: $30,000,602)                         30,256,188
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                         500
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%,
     dated 12/29/95, due 1/02/96, maturity value
     $2,071,725 (collateralized by $1,605,000 par
     value U.S. Treasury Notes, 8.75%, due 05/15/17)                   2,070,000
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 6.3%                                 2,070,500


--------------------------------------------------------------------------------
OTHER ASSETS, NET - 1.5%                                                 498,948
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                             $ 32,825,636
--------------------------------------------------------------------------------

(1) Income-producing security.
(2) ADR -- American Depository Receipts.
(3) See 4.e. in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Net Assets

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $30,000,602)                          $ 30,256,188
Cash and cash equivalents                                             2,070,500
Receivable for investments sold                                       1,493,250
Receivable for fund shares subscribed                                   927,454
Receivables, other                                                       33,350
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         34,780,742


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,313,975
Payable for fund shares redeemed                                        581,621
Accrued expenses                                                         59,510
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     1,955,106


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                      34,686,571
Accumulated net realized loss from investments                       (2,116,521)
Net unrealized appreciation on investments                              255,586
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                 $       9.30
     Net Asset Value, offering and redemption price per share
     (Net assets of $32,825,636 applicable to 3,530,635 shares
     of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

Statement of Operations

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $     32,484
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  32,484


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                 25,307
Custodian and transfer agent fees                                         7,032
Distribution fees                                                         6,327
Administrative fees                                                       6,327
Professional fees                                                         3,691
Shareholder reports                                                       2,901
Registration and filing fees                                              1,744
Trustees' fees and expenses                                               1,120
Other                                                                     1,046
Organizational expense                                                      500
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                           55,995


--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (23,511)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED GAIN/LOSS AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized loss from investments                                   (2,116,521)
Net change in unrealized appreciation on investments                    255,586
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS   (1,860,935)


--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,884,446)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Changes in Net Assets

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                                $    (23,511)
Net realized loss from investments                                   (2,116,521)
Net change in unrealized appreciation on investments                    255,586
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 (1,884,446)


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Net investment income                                                         -
Realized gains on investments                                                 -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from capital share
transactions                                                         34,710,082
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                     34,710,082


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                         32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                        $ 32,825,636
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

Financial Highlights

FOR A SHARE OUTSTANDING                                             PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $     10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment loss                                                       (0.01)
Net realized loss and unrealized appreciation on investments              (0.69)
--------------------------------------------------------------------------------
Total decrease in net assets resulting from operations                    (0.70)


--------------------------------------------------------------------------------
Distributions from net investment income                                      -
Distributions from realized gain on investments                               -
--------------------------------------------------------------------------------
Total Distributions                                                           -


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $      9.30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            (7.00)%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                           $32,825,636
Ratio of Expenses to Average Net Assets                                   2.13%
Ratio of Net Investment Loss to Average Net Assets                      (0.89)%
Portfolio Turnover Rate                                                     89%
--------------------------------------------------------------------------------

(1)The Fund commenced operations on 11/15/95.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Notes to Financial Statements


The Robertson Stephens Information Age Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Information Age Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

THE INFORMATION AGE FUND ANNUAL RESULTS

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995 were as follows:


11/15/95 - 12/31/95                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        3,937,648       $ 38,546,017
--------------------------------------------------------------------------------
                                                   3,937,648         38,546,017

--------------------------------------------------------------------------------
Shares redeemed                                     (407,013)        (3,835,935)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                       3,530,635       $ 34,710,082
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $25,307 and $6,327, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. At December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & CompanyLLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

                                                   ROBERTSON, STEPHENS & COMPANY

c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $1,120 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distirbution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $6,327.

e.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid brokerage commissions of $5,200 to RS & Co., which represented 25% of total commissions paid for the period.

NOTE 4  INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 89%.

b.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $30,721,627. Accumulated net unrealized depreciation on investments was $(465,439), consisting of gross unrealized appreciation and depreciation of $1,169,474 and $(1,634,913), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $46,256,105 and $14,138,982, respectively.

d. WARRANTS: A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period.

The Intel Corp. Warrants held by the Fund at December 31, 1995, were valued at the last sale price on the principal exchange or market on which they are traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

THE PARTNERS FUND ANNUAL RESULTS



INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Partners
Fund:

In our opinion, the statement of net assets, including the schedules of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Partners Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/  Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE PARTNERS FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                       SHARES                   VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
ALUMINUM -- 7.7%
Kaiser Aluminum Corporation             20,000              $    260,000
MAXXAM, Inc.                             9,000                   317,250
------------------------------------------------------------------------
                                                                 577,250
------------------------------------------------------------------------

AUTOMOBILE PARTS/EQUIPMENT -- 1.6%
Wescast Industries, Inc., Class A(1)    12,500                   120,312
------------------------------------------------------------------------
                                                                 120,312
------------------------------------------------------------------------

Construction/Infrastructure -- 6.0%
American Buildings Company              20,000                   450,000
------------------------------------------------------------------------
                                                                 450,000
------------------------------------------------------------------------

CONSUMER & BUSINESS SERVICES -- 10.9%
Barefoot, Inc.(1)                       11,000                   115,500
Harper Group(1)                         18,000                   319,500
Pittston Services Group(1)              12,000                   376,500
------------------------------------------------------------------------
                                                                 811,500
------------------------------------------------------------------------

ENERGY -- 20.8%
Aztec Resources, Ltd.                   29,000                    47,785
Berkley Petroleum Corporation           50,000                   302,087
CS Resources                            10,000                    72,318
Canadian 88 Energy Corporation         209,300                   343,341
Canadian Conquest Exploration, Inc.    475,000                   372,208
Discovery West Corporation              49,400                   148,327
New Cache Petroleums, Ltd.              46,200                   142,102
Nugas, Ltd.                             50,000                    77,627
Olympia Energy, Inc., Class A           75,000                    42,841
------------------------------------------------------------------------
                                                               1,548,636
------------------------------------------------------------------------
ENERGY SERVICES -- 7.9%
EnServ Corporation                      14,000              $    120,469
Veritas Energy Services, Inc.           85,000                   466,862
------------------------------------------------------------------------
                                                                 587,331


The accompanying notes are integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY

                                        SHARES                   VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MANUFACTURING -- 2.5%
Gardner Denver Machinery, Inc.          10,000                   190,000
------------------------------------------------------------------------
                                                                 190,000
------------------------------------------------------------------------

REAL ESTATE -- 5.6%
Catellus Development Corporation        70,000                   420,000
------------------------------------------------------------------------
                                                                 420,000
------------------------------------------------------------------------

OTHER COMMON STOCK-0.1%                    600                     6,450
------------------------------------------------------------------------
                                                                   6,450
------------------------------------------------------------------------
TOTAL COMMON STOCKS-63.1% (COST: $4,535,499)                   4,711,479

------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
Cash                                                                 142
Federal Mortgage Corporation Discount Note, 5.65%, 01/04/95    1,799,152
Repurchase Agreement                                           1,665,000
     State Street Bank and Trust Company, 5.00%, 12/29/95
     due 01/2/96, maturity value $1,665,925 (collateralized
     by $1,290,000 par value U.S. Treasury Notes, 8.75%,
     due 05/15/17)
------------------------------------------------------------------------

TOTAL CASH AND CASH EQUIVALENTS -- 46.3%                       3,464,294
------------------------------------------------------------------------
------------------------------------------------------------------------
OTHER LIABILITIES, NET - (9.4%)                                 (695,429)
------------------------------------------------------------------------
------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                   $  7,480,344
------------------------------------------------------------------------
------------------------------------------------------------------------

(1) Income-producing security.


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS




STATEMENT OF NET ASSETS

                                                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSETS

Investments, at value (Cost: $4,535,499)                        $    4,711,479
Cash and cash equivalents                                            3,464,294
Receivable for investments sold                                        378,000
Receivable for fund shares subscribed                                   10,050
Receivable from Adviser                                                 93,846
Dividends/interest receivable                                              694
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         8,658,363
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    1,141,652
Accrued expenses                                                        36,367
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,178,019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                $    7,480,344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
Paid-in capital                                                      7,248,887
Accumulated undistributed net investment income                         46,395
Accumulated net realized gain from investments                          36,775
Accumulated net realized loss from options                            (27,693)
Net unrealized appreciation on investments                             175,980
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                $    7,480,344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRICING OF SHARES:                                              $        10.39
    Net Asset Value, offering and redemption price per share (net assets of $7,480,344 applicable to 720,218 shares of beneficial interest outstanding with no par value)



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS


FOR THE PERIOD 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend Income                                                     $      692
Interest                                                               129,179

TOTAL INVESTMENT INCOME                                                129,871


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                42,710
Organizational expenses                                                 32,420
Professional fees                                                       28,841
Custodian and transfer agent fees                                       20,574
Shareholder reports                                                     20,254
Trustees' fees and expenses                                             11,251
Registration and filing fees                                             9,441
Distribution fees                                                        8,542
Other                                                                    3,289
--------------------------------------------------------------------------------
Total Expenses                                                         177,322
Less: Reimbursement from Adviser                                       (93,846)
TOTAL EXPENSES, NET                                                     83,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   46,395


-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND OPTIONS

Net realized gain from investments                                      36,775
Net realized loss from options                                         (27,693)
Net change in unrealized appreciation on investments                   175,980
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS     185,062

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    231,457


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS

STATEMENT OF CHANGES IN NET ASSETS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                                $   46,395
Net realized gain from investments                                       36,775
Net realized loss from options                                          (27,693)
Net change in unrealized appreciation on investments                    175,980
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    231,457


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
Net investment income
Realized gains on investments
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets resulting from capital share transactions  7,248,887
-------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                      7,248,887


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


TOTAL INCREASE IN NET ASSETS                                          7,480,344
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                           0
End of period                                                        $7,480,344
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS





FOR A SHARE OUTSTANDING                                           PERIOD ENDED
THROUGHOUT THE PERIOD:                                            12/31/95 (1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                    $10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment income                                                     0.06
Net realized gain and unrealized appreciation on investments              0.33
--------------------------------------------------------------------------------

Total Increase in Net Assets Resulting From Operations                    0.39


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distributions from net investment income                                     -

Distributions from realized gains on investments                             -
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $ 10.39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN                                                              3.90%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                          $ 7,480,344
Ratio of Expenses to Average Net Assets                                2.41%(2)
Ratio of Net Investment Income to Average Net Assets                   1.34%(2)
Portfolio Turnover Rate                                                     71%
--------------------------------------------------------------------------------



(1)The Fund commenced operations on 7/12/95.

(2)If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995, would have been 5.12%, and the ratio of net investment loss to average net assets would have been (1.37)%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Partners Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Partners Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:

Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 0% of the Fund's long positions were valued using these guidelines and procedures.


B.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:

The Fund has made no provision for federal income tax for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign

                                                   ROBERTSON, STEPHENS & COMPANY

currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

G.   CAPITAL ACCOUNTS:

The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995 were as follows:


7/12/95 - 12/31/95       SHARES         AMOUNT
-----------------------------------------------
Shares sold              993,987   $ 10,001,278
Shares reinvested              -              -
-----------------------------------------------
                         993,987     10,001,278
-----------------------------------------------

Shares redeemed         (273,769)    (2,752,391)
------------------------------------------------
Net increase             720,218   $  7,248,887


NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred investment advisory fees of $42,710. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Adviser agreed to reimburse $93,846 of its fees and other expenses.

B.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation

THE PARTNERS FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

and reimbursement of expenses of $11,251 for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995.

D.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred distribution fees of $8,542.

E.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund paid brokerage commissions of $25 to RS & Co., which represented 0.1% of the total commissions paid for the period.

NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:

The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, was 71%.

B.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $4,535,499. Accumulated net unrealized appreciation on investments was $175,980, consisting of gross unrealized appreciation and depreciation of $403,307 and $(227,327), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $6,038,159 and $1,539,435, respectively.

D.   OPTIONS:
At December 31, 1995, the Fund had no hedge positions in put options.

E.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 25% of the Fund's total assets, in Canada.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Independent Accountants' Report

To the Shareholders and Board of Trustees of The Robertson Stephens Value + Growth Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Value + Growth Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine-month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE VALUE + GROWTH FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31,1995                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
Biotechnology - 1.8%
Amgen, Inc.                                              350,000  $ 20,781,250
--------------------------------------------------------------------------------
                                                                    20,781,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.5%
3Com Corporation                                       1,100,000    51,287,500
--------------------------------------------------------------------------------
                                                                    51,287,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 13.4%
Adaptec, Inc.                                            368,000    15,088,000
Compaq Computer Corporation                              906,000    43,488,000
Dell Computer                                            380,000    13,157,500
Hewlett-Packard Company(1)                               390,000    32,662,500
Seagate Technology, Inc.                                 638,000    30,305,000
Sun Microsystems, Inc.                                   400,000    18,250,000
--------------------------------------------------------------------------------
                                                                   152,951,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 12.5%
Adobe Systems Incorporated(1)                            312,000    19,344,000
Cadence Design Systems, Inc.                             690,000    28,980,000
Computer Sciences Corporation                            400,000    28,100,000
Microsoft Corporation                                    500,000    43,875,000
Parametric Technology Corporation                        340,000    22,610,000
--------------------------------------------------------------------------------
                                                                   142,909,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 6.6%
CompUSA, Inc.                                            400,000    12,450,000
Nike, Inc.(1)                                            900,000    62,662,500
--------------------------------------------------------------------------------
                                                                    75,112,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER ELECTRONICS - 1.3%
Kemet Corporation                                        510,000    12,176,250
Vishay Intertechnology, Inc.                              82,300     2,592,450
--------------------------------------------------------------------------------
                                                                    14,768,700
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

ROBERTSON, STEPHENS & COMPANY

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 7.7%
Cabletron Systems, Inc.                                  595,000  $ 48,195,000
Cisco Systems, Inc.                                      530,000    39,551,250
--------------------------------------------------------------------------------
                                                                    87,746,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.6%
Charles Schwab Corporation(1)                            821,900    16,540,737
First USA, Inc.(1)                                       184,000     8,165,000
Green Tree Financial Corporation(1)                      510,000    13,451,250
Household International, Inc.(1)                         385,000    22,763,125
MBNA Corporation(1)                                      250,000     9,218,750
Merrill Lynch & Company, Inc.(1)                         100,000     5,100,000
--------------------------------------------------------------------------------
                                                                    75,238,862
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 15.4%
Columbia/HCA Healthcare Corporation(1)                   500,000    25,375,000
Healthsource, Inc.                                     1,162,000    41,832,000
Horizon/CMS Healthcare Corporation                       100,000     2,525,000
Oxford Health Plans                                      630,000    46,541,250
PacifiCare Health Systems, Class B                        70,000     6,090,000
U.S. Healthcare, Inc.(1)                                 300,000    13,950,000
United Healthcare Corporation(1)                         545,000    35,697,500
Vencor, Inc.                                             100,000     3,250,000
--------------------------------------------------------------------------------
                                                                   175,260,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LODGING/RECREATION - 3.2%
Hospitality Franchise Systems, Inc.                      215,000    17,576,250
La Quinta Inns, Inc.(1)                                  235,000     6,433,125
Mirage Resorts, Inc.                                     350,000    12,075,000
--------------------------------------------------------------------------------
                                                                    36,084,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NETWORK SYSTEMS - 3.4%
Bay Networks                                             942,000    38,739,750
--------------------------------------------------------------------------------
                                                                    38,739,750
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 11.5%
Applied Materials, Inc.(1)                             1,410,000   $55,518,750
KLA Instruments Corporation                              547,400    14,266,613
Lam Research Corporation                                 424,200    19,407,150
Novellus Systems, Inc.                                   403,300    21,778,200
Teradyne, Inc.                                           788,600    19,715,000
--------------------------------------------------------------------------------
                                                                   130,685,713
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMICONDUCTORS - 8.4%
Altera Corporation                                       629,000    31,292,750
Atmel Corporation                                        365,000     8,166,875
Intel Corporation(1)                                     500,000    28,375,000
LSI Logic Corporation                                    300,000     9,825,000
Microchip Technology, Inc.                               454,200    16,578,300
VLSI Technology, Inc.                                     80,000     1,450,000
--------------------------------------------------------------------------------
                                                                    95,687,925
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
Allen Group(1)                                           354,000     7,920,750
Frontier Corporation(1)                                  450,000    13,500,000
LCI International, Inc.                                  495,000    10,147,500
--------------------------------------------------------------------------------
                                                                    31,568,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%(Cost: $948,763,109)                    1,128,821,825
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                       233
--------------------------------------------------------------------------------
Repurchase Agreement                                                16,544,000
   State Street Bank and Trust Company, 5.00%, dated 12/29/95, due 01/2/96, maturity value $16,553,191 (collateralized by $12,820,000 par value
   U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 1.4%                              16,544,233

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.5)%                                      (5,214,891)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSESTS - 100%                                        $1,140,151,167
--------------------------------------------------------------------------------


(1) Income-producing security

The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

Statement of Net Assets


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $948,763,109)                    $ 1,128,821,825
Cash and cash equivalents                                          16,544,233
Receivable for investments sold                                        46,500
Receivable for fund shares subscribed                               5,695,678
Receivables, other                                                    417,093
--------------------------------------------------------------------------------
TOTAL ASSETS                                                    1,151,525,329
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   2,023,749
Payable for fund shares redeemed                                    7,969,344
Accrued expenses                                                    1,381,069
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  11,374,162

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                               $1,140,151,167
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                   986,869,159
Accumulated net realized loss from investments                     (26,776,708)
Net unrealized appreciation on investments                        180,058,716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                               $1,140,151,167
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                             $        22.66

    Net Asset Value, offering and redemption price per share
    (Net assets of $1,140,151,167 applicable to 50,318,588 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Statement of Operations


NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign tax withheld of $21,089)                $   1,998,900
Interest                                                              1,143,886
Other Income                                                              6,776
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               3,149,562

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                              9,702,327
Custodian and transfer agent fees                                       834,156
Registration and filing fees                                            305,986
Interest expense                                                        148,037
Shareholder reports                                                     142,430
Professional fees                                                        79,985
Trustees' fees and expenses                                              41,401
Other                                                                    17,598
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       11,271,920

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (8,122,358)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized loss from investments                                  (25,249,381)
Net change in unrealized appreciation on investments                139,393,491
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS  114,144,110

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $106,021,752
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

Statement of Changes in Net Assets


                                             NINE MONTHS ENDED     YEAR ENDED
                                                      12/31/95        3/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                               $  (8,122,358) $  (1,115,225)
Net realized loss from investments                  (25,249,381)    (1,344,592)
Net realized gain from options                                -        455,848
Net realized gain from securities sold short                  -         73,750
Net change in unrealized appreciation
  on investments                                    139,393,491     39,217,602
Net change in unrealized depreciation on
  securities sold short                                       -       (103,750)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   106,021,752     37,183,633

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                                 -     (1,566,892)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           -     (1,566,892)

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                        605,226,408    348,785,903
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                    605,226,408    348,785,903

--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                        711,248,160    384,402,644
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                   428,903,007     44,500,363
End of year                                      $1,140,151,167   $428,903,007
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Financial Highlights


FOR A SHARE OUTSTANDING                                             PERIOD ENDED       YEAR ENDED   YEAR ENDED   PERIOD ENDED
THROUGHOUT THE PERIOD:                                               12/31/95(2)         3/31/95      3/31/94     3/31/93(1)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                             $         18.25    $       13.56  $     11.94  $       10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                               (0.16)           (0.18)       (0.04)          0.12
Net realized gain and unrealized appreciation on investments                4.57             5.07         1.99           1.88
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets resulting from operations                      4.41             4.89         1.95           2.00

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                       -                -        (0.03)         (0.06)
Distributions from realized gain on investments                                -            (0.20)       (0.30)             -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                            -            (0.20)       (0.33)         (0.06)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $         22.66    $       18.25  $     13.56  $       11.94
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              24.16%           36.27%       16.32%         20.05%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                        $ 1,140,151,167    $ 428,903,007  $44,500,363  $  17,833,350
Ratio of Expenses to Average Net Assets                                    1.45%            1.68%        1.55%(3)       1.33%(3)
Ratio of Net Investment (Loss)/Income to Average Net Assets              (1.04)%          (1.09)%       (0.51)%(3)      1.26%(3)
Portfolio Turnover Rate                                                     104%             232%         250%           210%
------------------------------------------------------------------------------------------------------------------------------

(1) From April 21, 1992 (Commencement of Operations) to 3/31/93.

(2) Represents a 9-month period then ended.

(3) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the periods ended March 31, 1994 and March 31, 1993 would have been 2.35% and 2.71%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (1.31)% and (0.12)%, respectively.

    Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


Notes to Financial Statements

The Robertson Stephens Value + Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on May 12, 1992. Prior to the public offering, shares were offered in a private placement offering on April 21, 1992, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Value + Growth Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.  REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

THE VALUE + GROWTH FUND ANNUAL RESULTS

c.  FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.  SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.  INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.  CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a.  TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995 and for the year ended March 31, 1995 were as follows:


4/1/95 - 12/31/95                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        71,111,212  $1,642,177,404
Shares reinvested                                       2,182          54,597
--------------------------------------------------------------------------------
                                                   71,113,394   1,642,232,001

--------------------------------------------------------------------------------
Shares redeemed                                   (44,296,835) (1,037,005,593)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                       26,816,559  $  605,226,408


4/1/94 - 3/31/95                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        34,759,244  $  574,001,458
Shares reinvested                                      79,555       1,276,754
--------------------------------------------------------------------------------
                                                   34,838,799     575,278,212

--------------------------------------------------------------------------------
Shares redeemed                                   (14,619,427)   (226,492,309)

--------------------------------------------------------------------------------
Net increase                                       20,219,372  $  348,785,903
--------------------------------------------------------------------------------


NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.  ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund paid Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee during fiscal 1995 calculated at an annual rate of 1.25% of the average daily net assets of the Fund. (As of January 1, 1996, that rate was reduced to 1% of the average daily net assets of the Fund.) For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $9,702,327. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

b.  AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial

                                                   ROBERTSON, STEPHENS & COMPANY

Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.  COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $41,401 for the nine months ended December 31, 1995.

d.  DISTRIBUTION FEES:
Effective on January 1, 1996, the Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund.

e.  BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $356,240 to RS & Co. which represented 21% of total commissions paid for the period.

NOTE 4  INVESTMENTS:

a.  PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short, and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 104%.

b.  TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $951,916,535. Accumulated net unrealized appreciation on investments was $176,905,290, consisting of gross unrealized appreciation and depreciation of $205,497,759 and $(28,592,469), respectively.

c.  INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $1,619,932,751 and $1,035,627,673, respectively.

d.  OPTIONS:
At December 31, 1995, the Fund had no hedge position in put options.

e.  SHORT SALES:
At December 31, 1995, the Fund did not sell any securities short.


THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS

SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(7)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.2%
Lockheed Martin Corporation(1)                                                                     20,000     $     1,802,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,802,500
------------------------------------------------------------------------------------------------------------------------------
ALUMINUM - 6.7%
Alumax, Inc.                                                                                      678,100          22,716,350
Kaiser Aluminum Corporation(1)                                                                  1,760,100          20,461,162
MAXXAM, Inc.                                                                                      517,800          22,912,650
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   66,090,162
------------------------------------------------------------------------------------------------------------------------------
BASE METALS - 1.0%
Teck Corporation, Class B(1)                                                                      500,000          10,186,477
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,186,477
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 6.3%
American Buildings Company                                                                        292,000           7,738,000
Royal Plastics Group, Ltd.                                                        CAD           3,203,200          54,676,162
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   62,414,162
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/BUSINESS SERVICES - 0.5%
The Pittston Brink's Group(1)                                                                     150,000           4,706,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,706,250
------------------------------------------------------------------------------------------------------------------------------
COPPER MINING - 4.7%
Adrian Resources, Ltd.                                                            CAD           1,150,403           3,293,864
Armada Copper, Inc.                                                               CAD             593,400             840,806
Cambior, Inc.(1)                                                                  CAD           1,044,400          14,338,360
Indochina Goldfields, Ltd.                                                        CAD           2,547,900          18,986,260
Indochina Goldfields, Ltd., Restricted(2,3)                                       CAD           1,700,000           8,867,557
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   46,326,847
------------------------------------------------------------------------------------------------------------------------------
DIAMOND MINING - 0.4%
DiamondWorks, Ltd.                                                                CAD             978,500           1,846,226
Diamond Fields International Note(2)                                              CAD           6,687,600           2,602,179
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,448,405
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 6.5%
Alberta Energy Corporation(1)                                                     CAD             150,000           2,984,362
Anderson Exploration, Ltd.                                                        CAD             382,100           3,843,161
Anzoil NL                                                                         AUD          59,997,000           7,361,886
Basin Exploration, Inc.                                                                           110,600             774,200
Beau Canada Exploration, Ltd.                                                     CAD             685,000           1,252,221
Burlington Resources, Inc.(1)                                                                     125,000           5,546,875
Encal Energy, Ltd.                                                                CAD             361,600             902,606
Louisiana Land & Exploration(1)                                                                    60,000           3,157,500
McMoRan Oil & Gas Company                                                                       1,303,420           3,584,405
Nescor Energy, Restricted(2,3)                                                                    375,000             243,750
Noble Affiliates, Inc.(1)                                                                         150,000           6,337,500
Petro-Canada                                                                      CAD             500,000           4,827,105
Petroleum Securities Australia, Ltd., ADR(4)                                                      100,000           2,325,000
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(7)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY - 6.5% (CONTINUED)
Tarragon Oil & Gas, Ltd.                                                          CAD             500,000     $     4,790,397
Union Pacific Resources Group, Inc.(1)                                                            200,000           5,600,000
United Meridian Corporation                                                                         3,000             136,500
Vastar Resources, Inc.(1)                                                                         175,000           5,643,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   59,311,218
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 4.0%
Coastal Corporation(1)                                                                             50,000           2,062,500
Enron Corporation(1)                                                                               75,000           3,056,250
KN Energy, Inc.(1)                                                                                125,000           4,406,250
NGC Corporation(1)                                                                                374,400           5,850,000
Roper Industries, Inc.(1)                                                                          20,500             968,625
Sonat, Inc.(1)                                                                                    150,000           6,637,500
USX-Delhi Group(1)                                                                                260,300           3,676,737
Williams Companies, Inc.(1)                                                                       250,000          12,750,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   39,407,862
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.7%
Dundee Bancorp, Inc., Class A                                                     CAD           1,735,500          26,565,726
U.S. Global Investor, Inc., Class A                                                               279,860             752,124
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   27,317,850
------------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 11.5%
Bakyrchik Gold PLC                                                                GBP           2,782,932          11,978,499
Central Fund of Canada, Class A(1)                                                CAD             184,600             842,238
Delta Gold Mining Corporation                                                     CAD             807,900             871,899
El Callao Mining Corporation                                                      CAD             450,000             564,936
Euro-Nevada Mining Corporation(1)                                                 CAD             100,000           2,896,263
First Dynasty Mines, Ltd.                                                         CAD             339,400           1,083,907
First Dynasty Mines, Ltd., Restricted(2,3)                                        CAD           1,600,000           4,087,806
Franco-Nevada Mining Corporation, Ltd.(1)                                         CAD              80,000           2,998,311
Golden Knight Resources, Inc., Restricted(2,3)                                    CAD             325,000           1,723,901
Golden Star Resources, Ltd.(1)                                                    CAD           1,787,500          27,952,243
Guyanor Ressources, S.A., Class B                                                 CAD             585,700           4,729,976
Harmony Gold Mining Company Ltd., ADR(1,4)                                                        855,000           7,160,625
Lydenburg Exploration, Ltd.                                                       SAR              22,000              33,219
MK Gold Company                                                                                   714,500           1,027,094
New East Daggafontein Mines, Ltd.(1)                                              SAR             229,100             767,622
Newmont Mining Corporation(1)                                                                     331,300          15,653,925
Normandy Mining, Ltd.(1)                                                          AUD          11,131,180          15,156,452
Queenstake Resources, Ltd.                                                        CAD           1,988,900           3,285,386
Randgold & Exploration Company, Ltd.(1)                                           SAR             664,700           4,798,617
Tombstone Explorations Company, Ltd.                                              CAD             244,500             359,004
Vengold, Inc.                                                                     CAD           4,756,400           5,936,333
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  113,908,256
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(7)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL CONGLOMERATE - 2.6%
Companhia Vale Do Rio Doce, ADR(1,4)                                                              700,000     $    18,000,000
Gencor, Ltd.(1)                                                                   SAR           1,544,100           5,514,035
Government of Poland Privatisation Certificates                                   PLZ              53,000           2,810,320
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   26,324,355
------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES - 0.0%
Fresenius Medical Care AG, ADR(4)                                                                   3,609              83,909
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       83,909
------------------------------------------------------------------------------------------------------------------------------
NICKEL MINING - 11.2%
Inco, Ltd.(1)                                                                     CAD           1,840,657          56,485,913
Voisey Bay Nickel, Ltd.                                                           CAD           1,971,900          55,012,260
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  111,498,173
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.0%
Atlantic Gulf Communities                                                                         371,700           1,812,038
Avatar Holdings, Inc.                                                                             210,100           6,565,625
Catellus Development Corporation                                                                1,471,400          14,530,075
Horsham Corporation(1)                                                                            400,000           6,500,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   29,407,738
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.0%
NL Industries, Inc.                                                                               152,600           1,602,300
W.R. Grace & Company                                                                              150,000           7,875,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,477,300
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION/MEDIA - 1.4%
Metromedia International Group, Inc.                                                            1,060,600          11,268,875
Tele-Communications Liberty Media, Inc., Class A                                                   77,500           2,218,438
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,487,313
------------------------------------------------------------------------------------------------------------------------------
TEXTILES - 0.7%
PT Apac Centertex Corporation, Foreign(1,2,6)                                     IDR          17,668,000           6,845,114
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,845,114
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 1.9%
China Yuchai International, Ltd.(1)                                                               609,900           3,125,738
Harper Group(1)                                                                                   332,850           6,823,425
Pittston Burlington Group(1)                                                                      518,900           9,405,063
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,354,226
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(7)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS - 65.8% (Cost: $521,386,162)                                                               $  652,398,117
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG, Series D(2)                                                            100,000              23,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS - 0.0% (Cost $16,829)                                                                           23,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.5%
Mesa, Inc., 8.00%, 6/30/08 Series A(1)                                                          1,012,163           5,187,335
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,187,335
------------------------------------------------------------------------------------------------------------------------------
NICKEL MINING - 2.3%
Inco, Ltd., 5.50%, 12/31/49 Series E(1)                                                           448,372          22,979,045
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   22,979,045
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 2.8% (Cost $5,752,662)                                                        28,166,380
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Apac Centertex Corporation, Warrants, Strike IDR1000,
 Expire 7/14/01(5)                                                                IDR           2,700,000             249,892
First Dynasty Mines, Ltd., Warrants, Strike CAD4.50,
 Expire 9/13/97(2,5)                                                              CAD           1,600,000             626,591
Golden Star Resources, Ltd., Warrants, Strike CAD11.00,
 Expire 3/7/97(5)                                                                 CAD              55,000             454,262
Vengold, Inc., Warrants, Strike $1.30, Expire 6/30/00(2,5)                        CAD           1,286,000             844,582
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.2% (Cost: $155,436)                                                                              2,175,327

------------------------------------------------------------------------------------------------------------------------------
OPTIONS
Normandy Mining, Ltd., Options, Strike AUD2.50, Expire 4/30/01                    AUD           1,673,426             569,643
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 0.1% (Cost $0)                                                                                        569,643


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT


SEPTEMBER 30, 1996                                                                              CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------

[caad 214]S&P 500 INDEX PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------
December 96   625                                                                                     874       $     371,450
December 96   640                                                                                     703             404,225
December 96   660                                                                                     493             437,538
December 96   665                                                                                     176             184,800
December 96   675                                                                                     271             335,363
December 96   750                                                                                     581             443,013
March 97      575                                                                                     900             360,000
March 97      600                                                                                   1,517             967,088
March 97      625                                                                                   3,307           2,893,625
March 97      640                                                                                     590             700,625
March 97      650                                                                                     322             434,700
March 97      750                                                                                   1,962           2,575,125
March 97      760                                                                                     436             703,050
March 97      770                                                                                   1,415           2,582,375
March 97      775                                                                                     824           1,668,600
March 97      780                                                                                     445             967,875
March 97      785                                                                                     405             956,813
March 97      800                                                                                     330             928,125
------------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 1.8% (Cost $26,946,550)                                                                        17,914,390


                                                                                                      PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
------------------------------------------------------------------------------------------------------------------------------
Randgold and Exploration Company, Ltd., 7.00%, Due 10/3/01(1)                                   3,250,000           3,266,250
------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 0.3% (Cost $3,318,250)                                                                    3,266,250

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 71.0% (Cost: $557,575,889)                                                                    704,513,107

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      232
South African Rand                                                                                                     61,267
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/1/96, maturity value $27,779,742 (collateralized by $20,075,000 par value
     U.S. Treasury Note, 12.00%, due 8/15/13)                                                                      27,776,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 2.8%                                                                             27,837,499



The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY


SEPTEMBER 30, 1996                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------

DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            $  35,263,522
U.S. Treasury Bills, 4.96%, due 10/17/96, $187,000,000 par value                                                  186,587,769
------------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 22.4%                                  221,851,291

------------------------------------------------------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 23.6%                                                         233,951,090
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (21.1)% (PROCEEDS: $215,140,581)                                                         (209,377,343)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 1.3%                                                                                           12,716,318
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                     $   991,491,962
------------------------------------------------------------------------------------------------------------------------------



(1)  Income-producing security.

(2)  Fair-value security.  See 1.a. in Notes to Financial Statements.

(3)  See 4.f. in Notes to Financial Statements.

(4)  ADR - American Depository Receipt.

(5)  See 4.g. in Notes to Financial Statements.

(6)  Shares registered for foreign investors.

(7) Foreign-denominated security: AUD - Australian Dollar; CAD - Canadian Dollar; GBP - British Pound; IDR - Indonesian Rupiah; PLZ - Polish Zloty; SAR - South African Rand.


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $557,575,889)                                                                     $  704,513,107
Cash and cash equivalents                                                                                          27,837,499
Deposits with brokers and custodian bank for securities sold short                                                221,851,291
Receivable from brokers for securities sold short                                                                 233,951,090
Receivable for investments sold                                                                                    18,066,881
Receivable for fund shares subscribed                                                                              12,630,622
Dividends/interest receivable                                                                                         226,913
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                    1,219,077,403

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $215,140,581)                                                                    209,377,343
Payable for investments purchased                                                                                  14,378,711
Payable for fund shares redeemed                                                                                    1,684,067
Payable to adviser                                                                                                  1,196,278
Payable to distributor                                                                                                599,229
Accrued expenses                                                                                                      349,813
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                 227,585,441

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  991,491,962
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   832,335,709
Accumulated undistributed net investment income                                                                       925,407
Accumulated net realized gain from investments                                                                      2,346,066
Accumulated net realized loss from securities sold short                                                           (1,542,136)
Net unrealized appreciation on investments                                                                        147,612,769
Net unrealized appreciation on securities sold short                                                                9,814,147
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                               $  991,491,962
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        16.38
     Net Asset Value, offering and redemption price per share
     (net assets of $991,491,962 applicable to 60,512,656 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $   14,533,733
Dividends (net of foreign tax withheld of $74,926)                                                                  2,098,957
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                            16,632,690

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            9,580,121
Distribution fees                                                                                                   4,790,061
Custodian and transfer agent fees                                                                                     742,272
Shareholder reports                                                                                                   236,500
Dividend expense for securities sold short                                                                            139,532
Professional fees                                                                                                     136,886
Registration and filing fees                                                                                           61,880
Trustees' fees and expenses                                                                                            16,714
Insurance fees                                                                                                          3,317
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                     15,707,283

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 925,407
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 35,693,860
Net realized gain from securities sold short                                                                       11,431,578
Net change in unrealized appreciation on investments                                                               48,484,425
Net change in unrealized appreciation on short sales                                                                3,616,255
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                       99,226,118

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $  100,151,525
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE NINE        FOR THE NINE
                                                                                             MONTHS ENDED        MONTHS ENDED
                                                                                                  9/30/96            12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                               $      925,407      $     (774,508)
Net realized gain from investments                                                             35,693,860          23,064,485
Net realized gain/(loss) from securities sold short                                            11,431,578         (12,590,530)
Net change in unrealized appreciation on investments                                           48,484,425         111,844,929
Net change in unrealized appreciation/(depreciation) on securities sold short                   3,616,255          (3,688,560)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          100,151,525         117,855,816


------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from capital share transactions               383,863,696          (8,025,100)
------------------------------------------------------------------------------------------------------------------------------
Total Capital Share Transactions                                                              383,863,696          (8,025,100)

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  484,015,221         109,830,716
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           507,476,741         397,646,025
End of period                                                                              $  991,491,962      $  507,476,741
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                       ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

                                                     FOR THE NINE        FOR THE NINE             FOR THE             FOR THE
FOR A SHARE OUTSTANDING                              MONTHS ENDED        MONTHS ENDED          YEAR ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                   9/30/96            12/31/95             3/31/95             3/31/94(1)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period               $        13.78      $       10.70       $        12.34      $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                 0.02               (0.01)              (0.04)              (0.02)
Net realized gain/(loss) and unrealized
     appreciation/(depreciation) on investments
     and securities sold short                               2.58                3.09               (1.35)               2.36
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
     Resulting from Operations                               2.60                3.08               (1.39)               2.34

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                        -                   -                   -                   -
Distributions from realized gains on investments                -                   -               (0.25)                  -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $        16.38      $        13.78      $        10.70      $        12.34
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                18.87%              28.79%             (11.23)%             23.40%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                          $  991,491,962      $  507,476,741      $  397,646,025      $  484,950,746
Ratio of Expenses to Average Net Assets                      2.45%               2.54%               2.46%(2)            2.22%
Ratio of Net Investment Income/
     (Loss) to Average Net Assets                            0.14%              (0.20)%             (0.27)%(2)          (0.77)%
Portfolio Turnover Rate                                        37%                 29%                 79%                 14%
------------------------------------------------------------------------------------------------------------------------------

(1)  The Fund commenced operations on 6/3/93.

(2) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1995, would have been 2.58%, and the ratio of net investment loss to average net assets would have been (0.42)%.

     Per-share data has been determined by using the average number of shares outstanding throughout the period.

     Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Contrarian Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, open-end management investment company. The Fund became effective to offer shares to the public on June 30, 1993. Prior to the public offering, shares were offered in a private placement offering on June 3, 1993, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth, and The Robertson Stephens MicroCap Growth. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable equity securities, including options and foreign securities, are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At September 30, 1996, 96% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer; changes in the industry and other competing companies; significant changes in the issuer's financial position; and any other event which could have a significant impact on the value of the security. At September 30, 1996, 4% of the Fund's long positions were valued using these guidelines and procedures.

                                                   ROBERTSON, STEPHENS & COMPANY

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund intends to comply with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from investments and securities sold short.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and the nine months ended December 31, 1995, were as follows:

1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------

Shares sold                                  49,021,100       $ 795,232,824
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             49,021,100         795,232,824

----------------------------------------------------------------------------
Shares redeemed                             (25,326,290)       (411,369,128)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net                                          23,694,810       $ 383,863,696
----------------------------------------------------------------------------

4/1/95 - 12/31/95                                SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  27,676,642       $ 349,025,223
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             27,676,642         349,025,223

----------------------------------------------------------------------------
Shares redeemed                             (28,017,625)       (357,050,323)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net                                            (340,983)      $  (8,025,100)
----------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees of $9,580,121. When applicable, RSIM agrees to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees and dividend expense for short sales that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The Fund has obtained a waiver from the State of California to exclude a portion of its advisory fees for purposes of determining the compliance by the Fund with the State's expense limitations. For the nine months ended September 30, 1996, there was no expected reimbursement of the advisory fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Paul H. Stephens, Portfolio Manager, is a Member of RS Group and Chief Investment Officer of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined

                                                   ROBERTSON, STEPHENS & COMPANY

in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $4,790,061.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $24,730 to RS & Co., which represented 1.0% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 37%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments and securities sold short for federal income tax purposes was $805,627,661. Accumulated net unrealized appreciation on investments and securities sold short was $157,410,283, consisting of gross unrealized appreciation and depreciation of $246,001,647, and $(88,591,364), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $420,785,564 and $218,255,166, respectively.

d. PUT OPTIONS:
At September 30, 1996, 2.7% of the Fund's net assets consisted of premiums paid for the purchase of S&P 500 Index put options to hedge portfolio long investments against adverse price fluctuations.

The risk associated with the purchase of these put options is limited to the premium originally paid. The premium paid for the purchase of these options is included in the Fund's "Statement of Net Assets" as an investment and subsequently mark-to-market daily to reflect the market value of the options.

THE CONTRARIAN FUND-TM- THIRD-QUARTER REPORT

e. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions.

The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At September 30, 1996, the Fund had 17% of its total assets in short positions. For the nine months ended September 30, 1996, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $271,690,917 and $391,093,724, respectively.

Included in the "Other Assets, Net" category in the Schedule of Net Assets are the following securities sold short where the Fund has purchased the underlying securities to effectively close out the short positions. Included in Receivable from Brokers for Securities Sold Short is $18,710,509 for these short positions. At September 30, 1996, the cost of the associated long positions and the unrealized appreciation of investments and securities sold short are $14,100,682 and $4,609,827, respectively. At September 30, 1996, the Fund chose not to complete the transactions which would have required delivery of the purchased securities to the lender. The Fund does not consider these boxed positions as investments.

SECURITIES                                       SHARES               VALUE
----------------------------------------------------------------------------
Colonial Data Technologies                      142,000         $ 2,112,250
Imnet Systems, Inc.                              17,200             335,400
IMP, Inc.                                        30,000             148,125
Iomega Corporation                              363,700           8,819,725
Isolyser Company, Inc.                          153,200           1,206,450
Micron Technology, Inc.                          83,000           2,531,500
Vista 2000, Inc.                                206,300             103,150
----------------------------------------------------------------------------
                                                                $14,759,600

f. RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. At September 30, 1996, the Fund held restricted secu-rities with an aggregate value of $15,549,605, which represented 1.6% of the Fund's total net assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in
Note 1.a., paragraph 2.

                                 SHARES      COST      VALUE    ACQUISITION
SECURITY                           (000)     (000)      (000)          DATE
----------------------------------------------------------------------------
First Dynasty Mines, Ltd.         1,600   $ 4,959    $ 4,088        9/13/96
----------------------------------------------------------------------------
First Dynasty Mines,
  Ltd., Warrants                  1,600         0        627        9/13/96
----------------------------------------------------------------------------
Golden Knight
  Resources, Inc.                   325     1,958      1,724        9/10/96
----------------------------------------------------------------------------
Indochina Goldfields, Ltd.          233       233      1,215        3/24/94
                                    117       117        610        3/28/94
                                    750     1,469      3,912        5/26/94
                                    600     3,000      3,130        8/18/95
----------------------------------------------------------------------------
Nescor Energy                       125        25         81        4/18/94
                                    250       100        163        5/05/94

g. OPTIONS AND WARRANTS:
Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period. Options and warrants for which market quotations are not readily available were valued such that when the exercise price of the option or warrant was less than that of the underlying common stock, the option or warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the option or warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

h. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revalue of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At September 30, 1996, the Fund had its largest concentrated investments, worth 25% of the Fund's total assets, in Canada.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
AFRICA - 0.2%
General Gold Resources NL                                                                         240,220       $      93,182
Ghana Gold Mines, Ltd.                                                                            307,500              58,423
-----------------------------------------------------------------------------------------------------------------------------
-                                                                                                                     151,605
------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 3.9%
Astra Cia Argentina de Petroleo, S.A.(1)                                                          273,437             440,310
Inversiones y Representaciones,, S.A.(1)                                                          200,000             594,119
Perez Companc S.A., ADR(1,2)                                                                       80,000           1,030,000
YPF Sociedad Anonima, ADR(1,2)                                                                     25,000             353,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,417,554
------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 1.1%
Anzoil NL                                                                                       5,700,000             699,414
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      699,414
------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 4.3%
Companhia Vale Do Rio Doce, ADR(1,2)                                                              132,000           2,640,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,640,000
------------------------------------------------------------------------------------------------------------------------------
CANADA - 1.2%
Golden Knight Resources, Inc., Restricted(6,7)                                                    112,000             594,083
NDU Resources, Ltd., Restricted(6,7)                                                               75,000              75,848
Solomon Resources, Ltd., Restricted(6,7)                                                           75,000              86,723
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      756,654
------------------------------------------------------------------------------------------------------------------------------
CHINA - 4.8%
China Yuchai International, Ltd.(1)                                                                93,100             477,137
Royal Plastics Group, Ltd.                                                                         25,000             426,731
Sino Forest Corporation, Class A                                                                  710,900             756,776
 Wuxi Little Swan Company, Ltd., Class B                                                        1,881,000           1,264,865
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,925,509
------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC - 9.7%
Alpha-Effect                                                                                        6,000             116,719
Bohemia Crystal, I.F., A.S.                                                                        12,000              61,512
Czech Industries, Inc.                                                                             44,000             203,500
Czech Value Fund(6)                                                                               125,000           1,172,500
I.F. Yse 2                                                                                          8,850              65,913
Komercni Banka A.S., GDR(3)                                                                        60,000           1,687,500
Komercni Banka, I.F.                                                                               11,000             286,942
PF YSE Akcionara                                                                                    9,300             106,136
PPF Cesky Podilovy                                                                                  1,425              18,797
PPF Investicni Holding                                                                              3,667              39,540
Privatzacni Investicni Fond, I.F.                                                                   5,250              58,943
Restirucni Investicni Fond Ceske                                                                    4,684             150,475
SPT Telecom, A.S.                                                                                  11,100           1,369,609
Sporitelni Privat Vseobecny                                                                        40,000             100,815
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CZECH REPUBLIC - 9.7% (CONTINUED)
Sporitelni Vynosovy Investic                                                                       18,429       $      98,263
Stavby Silinic a Zeleznic, A.S.                                                                     4,300             220,194
Zivnobanka-Investicni Fond                                                                          7,250             134,856
Zivnobanka-Podilovy Fond                                                                            6,218              85,478
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,977,692
------------------------------------------------------------------------------------------------------------------------------
ECUADOR - 0.2%
Overseas and General, Ltd.                                                                        575,077             102,432
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      102,432
------------------------------------------------------------------------------------------------------------------------------
EGYPT - 1.1%
Commercial International Bank of Egypt, 144A, GDR(3,4)                                             42,100             654,655
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      654,655
------------------------------------------------------------------------------------------------------------------------------
GHANA - 0.8%
Leo Shield Exploration NL                                                                       1,000,000             467,068
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      467,068
------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 1.7%
Cathay Investment Fund, Ltd.(1)                                                                   900,000           1,047,459
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,047,459
------------------------------------------------------------------------------------------------------------------------------
HUNGARY - 3.6%
Compagnie Financiere Pour L'Europe Central                                                         12,000             330,000
Pannonplast Muanjagipari(1)                                                                        15,000             498,596
Tisza Vegyi Kombinat Rt, GDR, 144A(3,4)                                                           153,000           1,361,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,190,296
------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 7.7%
First Dynasty Mines, Ltd.                                                                         326,100           1,041,432
First Dynasty Mines, Ltd., Restricted(6,7)                                                        100,000             255,488
PT Apac Centertex Corporation, Foreign(1,5,6)                                                   2,977,000           1,153,379
PT Dynaplast, Foreign(1,5,6)                                                                      829,000             910,009
PT Multibreeder Adirama, Foreign(1,5,6)                                                           872,500             338,033
PT Perdanacipta Multi Finance, Foreign(1,5,6)                                                     550,000             426,173
PT Sumalindo Lestari Jaya, Foreign(1,5,6)                                                         362,500             358,911
PT Tambang Timah, Foreign(1,5,6)                                                                  170,000             289,066
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,772,491
------------------------------------------------------------------------------------------------------------------------------
ISRAEL - 2.5%
Blue Square Israel, Ltd., ADR(2)                                                                  104,400           1,539,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,539,900
------------------------------------------------------------------------------------------------------------------------------
KOREA - 1.3%
LG Electronics, Inc., 144A, GDR(3,4)                                                               80,000             472,000
Samsung Electronics, 144A, GDR, non-voting(3,4)                                                     8,987             222,428
Samsung Electronics, 144A, GDR, non-voting bonus shares(3,4)                                        2,708              53,483
Samsung Electronics, 144A. GDR, voting(3,4)                                                           479              23,950
Samsung Electronics, 144A, GDR, voting bonus shares(3,4)                                              144               5,292
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      777,153
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

MEXICO - 12.9%
Acer Comutech Latino America, ADR(2)                                                               62,300       $   1,113,613
Amarc Resources, Ltd.                                                                              35,000              87,365
Amarc Resources, Ltd., Restricted(6,7)                                                             65,000             105,462
Anooraq Resources Corporation, Restricted(6,7)                                                     65,000             125,266
Bufete Industrial, S.A., ADR(2)                                                                    75,400           1,319,500
Cifra, S.A. de C.V., Class B, ADR(2)                                                              600,000             840,000
Corporacion GEO, S.A. de C.V., Series B                                                            85,000             393,935
Corporacion Industrial Sanluis, S.A. de C.V., 144A, ADR(2,4,6)                                     30,000           1,027,500
Empresas ICA Sociedad Controladora, S.A., de C.V., ADR(1,2)                                        68,500           1,044,625
Farallon Resources, Ltd.                                                                           85,000             904,853
Grupo Mexicano de Desarrollo, S.A., Class L, ADR(2)                                                63,900             127,800
Grupo Tribasa, S.A. de C.V.,  ADR(2)                                                               41,900             230,450
Transportacion Maritima Mexicana, S.A. de C.V., ADR(1,2)                                           79,300             624,487
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,944,856
------------------------------------------------------------------------------------------------------------------------------
MYANMAR - 2.1%
Indochina Goldfields, Ltd.                                                                        177,000           1,318,956
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,318,956
------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 3.7%
Manila Mining Corporation, Class B(1)                                                         300,000,000             194,397
Paper Industries Corporation of the Philippines                                                 4,122,000             746,312
Philex Mining Corporation, Class B(1)                                                           2,731,000             322,702
Uniwide Holdings, Ltd.                                                                          5,762,000           1,043,244
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,306,655
------------------------------------------------------------------------------------------------------------------------------
POLAND - 12.6%
Bank Rozwolo Eksportu, S.A.(1)                                                                     10,500             358,719
Budimex, S.A., Series D                                                                             9,570              76,628
Exbud, S.A.                                                                                        28,566             254,146
FX Energy, Inc.                                                                                   130,000           1,267,500
Fleming Poland Fund                                                                                89,200             981,200
Government of Poland Privatisation Certificates                                                    35,000           1,855,872
Huta Szkla Gospodarczego Irena                                                                     24,300             194,573
Mostostal Zabrze Holding, S.A.(1)                                                                  45,500             199,164
Mostostal-Export, S.A.(1)                                                                         200,000             569,395
Okocimskie Zaklady Piwowarskie, S.A.                                                              175,000           1,307,829
Polifarb-Cieszyn, S.A.(1)                                                                          61,950             304,238
Stalexport, S.A.(1)                                                                                27,700             384,448
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,753,712
------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 5.4%
Bakyrchik Gold PLC                                                                                174,000             748,944
Chernogorneft, ADR(2)                                                                              95,000             650,750
Lukoil Holding, ADR(2)                                                                             25,000             912,500
Mosenergo, ADR(2)                                                                                  35,000             936,250
Star Mining Corporation NL                                                                        500,000              61,352
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,309,796
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                                                                ROBERTSON, STEPHENS & COMPANY


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

SINGAPORE - 2.1%
ABR Holdings, Ltd.(1)                                                                             390,000       $     445,888
L & M Group Investments, Ltd.(1)                                                                  555,500             714,000
Want Want Holdings, Ltd.                                                                           58,000             138,040
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,297,928
------------------------------------------------------------------------------------------------------------------------------
SLOVAKIA - 0.1%
Ferro Fond, I.F.                                                                                   14,545              79,645
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       79,645
------------------------------------------------------------------------------------------------------------------------------
THAILAND - 0.8%
Alphatec Electronics Company, Ltd., Foreign(1,5,6)                                                 38,000             361,606
Muramoto Electronic Thai PLC, Foreign(1,5,6)                                                       79,200             142,480
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      504,086
------------------------------------------------------------------------------------------------------------------------------
TURKEY - 4.4%
Akal Tekstil Sanayii(1)                                                                        11,980,000             807,523
Altinyildiz Mensucat ve Konfeksiyon Fabriklari, A.S.(1)                                         2,868,000             358,578
Bolu Cimento Sanayii, A.S.(1)                                                                   9,018,000             250,010
Eczacibasi Ilac Sanayi ve Ticaret, A.S.                                                        12,101,000             519,667
Eczacibasi Yatirim Holding Ortaklig, A.S.(1)                                                    4,828,041             383,178
Yapi ve Kredi Bankasi, A.S.(1)                                                                 16,065,000             401,712
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,720,668
------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.6%
Vietnam Industrial Investments, Ltd.                                                            2,016,000             383,027
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      383,027
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS- 88.8% (Cost: $56,816,515)                                                                     54,739,211
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
WARRANTS
Amarc Resources, Ltd., Warrants, Strike CAD2.05, Expire 7/16/97(6,7,8,9)                           65,000              55,742
Anooraq Resources Corporation, Warrants, Strike CAD2.07, Expire 9/12/97(6,7,8,9)                   65,000              65,220
Farallon Resources, Ltd., Warrants, Strike CAD6.25, Expire 5/7/97(6,8,9)                           85,000             538,025
First Dynasty Mines, Ltd., Warrants, Strike CAD4.50, Expire 3/13/97(6,7,8,9)                      100,000              39,162
Fleming Poland Fund, Warrants, Strike $10, Expire 1/1/99(8)                                        17,840              53,520
NDU Resources, Ltd., Warrants, Strike CAD2.31, Expire 5/17/98(6,7,8,9)                             75,000                   -
PT Apac Centertex Corporation, Warrants, Strike IDR1000, Expire 7/14/01(8,9)                      450,000              41,649
Solomon Resources, Ltd., 1/2 Warrants, Strike CAD1.05, Expire 1/3/98(6,7,8,9)                      75,000              51,466
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.4% (Cost: $0)                                                                                      844,784



                                                                                                CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------

OPTIONS
------------------------------------------------------------------------------------------------------------------------------
KOSPI 200 Index, Strike  $0.13742, Expire April 97(8)                                         100,000,000             152,500
Taiwan Blue Chip, Strike $100.00, Expire November 97(8)                                            10,000             196,750
Taiwan Weighted Index 1, Strike $180.16, Expire March 97(8)                                        20,000           1,227,500
Taiwan Weighted Index 2, Strike $198.17, Expire March 98(8)                                        15,000             961,500
------------------------------------------------------------------------------------------------------------------------------
Total Options - 4.1% (Cost: $1,754,250)                                                                             2,538,250



The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 94.3% (Cost: $58,570,765)                                                                     $58,122,245
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   66,118
Argentine Peso                                                                                                        581,931
Turkish Lira                                                                                                          494,499
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/1/96, maturity value $2,438,328 (collateralized by $1,765,000 par value
     U.S. Treasury Bond, 12.00%, due 8/15/13)                                                                       2,438,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS  - 5.8%                                                                             3,580,548

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, Net - (0.1)%                                                                                       (69,925)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Net Assets - 100.0%                                                                                         $61,632,868
------------------------------------------------------------------------------------------------------------------------------




(1)  Income-producing security.

(2)  ADR - American Depository Receipt.

(3)  GDR - Global Depository Receipt.

(4) These securities may be resold in transactions exempt from registration, under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(5)  Shares registered for foreign investors.

(6)  Fair-valued security.  See 1.a. in Notes to Financial Statements.

(7)  See 4.g. in Notes to Financial Statements.

(8)  See 4.f. in Notes to Financial Statements.

(9)  Foreign-denominated security. CAD - Canadian Dollar; IDR - Indonesian
     Rupiah.



The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $58,570,765)                                                                       $  58,122,245
Cash and cash equivalents                                                                                           3,580,548
Receivable for investments sold                                                                                       633,371
Receivable for fund shares subscribed                                                                                 460,153
Receivable from adviser                                                                                               240,858
Interest/dividends receivable                                                                                          57,071
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       63,094,246

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   1,163,076
Payable for fund shares redeemed                                                                                      191,720
Accrued expenses                                                                                                       65,395
Payable to distributor                                                                                                 41,187
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   1,461,378

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                              $    61,632,868
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    62,159,318
Accumulated undistributed net investment income                                                                       248,258
Accumulated net realized loss from investments                                                                       (637,269)
Accumulated net realized gain from securities sold short                                                              317,146
Net unrealized depreciation on investments                                                                           (454,585)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                $  61,632,868
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                              $        9.69
     Net Asset Value, offering and redemption price per share
     (net assets of $61,632,868 applicable to 6,358,751 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT


STATEMENT OF OPERATIONS


FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividends (Net of foreign tax withheld of $27,091)                                                             $      608,887
Interest                                                                                                              184,914
Other                                                                                                                  25,409
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               819,210

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              385,171
Custodian and transfer agent fees                                                                                     214,745
Distribution fees                                                                                                      77,033
Professional fees                                                                                                      62,272
Shareholder reports                                                                                                    45,620
Registration and filing fees                                                                                           38,908
Trustees' fees and expenses                                                                                            16,714
Other                                                                                                                   4,756
Insurance                                                                                                                 247
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        845,466
Less: Reimbursement from adviser                                                                                     (274,514)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   570,952

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 248,258
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                  2,148,614
Net realized gain from short sales                                                                                     32,841
Net change in unrealized appreciation on investments                                                                1,752,113
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                        3,933,568

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $     4,181,826
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE NINE        FOR THE NINE
                                                                                             MONTHS ENDED        MONTHS ENDED
                                                                                                  9/30/96            12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                                $     248,258       $     (59,234)
Net realized gain/(loss) from investments                                                       2,148,614          (1,766,278)
Net realized gain/(loss) from securities sold short                                                32,841             (17,500)
Net change in unrealized appreciation on investments                                            1,752,113             112,264
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 4,181,826          (1,730,748)

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           43,107,622           7,729,040
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               43,107,622           7,729,040

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   47,289,448           5,998,292
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            14,343,420           8,345,128
End of period                                                                               $  61,632,868       $  14,343,420
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

FINANCIAL HIGHLIGHTS

                                                                         FOR THE NINE        FOR THE NINE             FOR THE
FOR A SHARE OUTSTANDING                                                  MONTHS ENDED        MONTHS ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                       9/30/96            12/31/95             3/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $        8.02       $        8.57       $       10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                     0.06               (0.03)               0.06
Net realized gain/(loss) and unrealized appreciation/
     (depreciation) on investments and securities sold short                     1.61               (0.52)              (1.36)
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting From Operations                  1.67               (0.55)              (1.30)

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                            -                   -               (0.04)
Distributions from realized gains on investments                                    -                   -               (0.09)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $        9.69       $        8.02       $        8.57
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    20.82%              (6.42%)            (13.14)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                               $  61,632,868       $  14,343,420       $   8,345,128
Ratio of Expenses to Average Net Assets                                          1.84%(2)            1.83%(2)           3.15%(2)
Ratio of Net Investment Income/(Loss) to Average Net Assets                      0.80%(2)           (0.51)%(2)          0.72%(2)
Portfolio Turnover Rate                                                            99%                103%                124%
------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on May 2, 1994.

(2) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the nine months ended September 30, 1996, the nine months ended December 31, 1995, and the period from March 31, 1994 (commencement of operations), to March 31, 1995, would have been 2.73%, 4.24%, and 3.46%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (0.09)%, (2.92)%, and 0.41%, respectively.

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Developing Countries Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a nondiversified, open-end management investment company. The Fund became effective to offer shares to the public on April 29, 1994, and it started to offer shares to the public on May 2, 1994. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At September 30, 1996, 88% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At September 30, 1996, 12% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit


The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS

repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day and included in unrealized gain or loss from investments until realized. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the nine months ended December 31, 1995, were as follows:


1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  10,540,738        $100,041,283
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             10,540,738         100,041,283

----------------------------------------------------------------------------
Shares redeemed                              (5,969,473)        (56,933,656)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  4,571,265        $ 43,107,627
----------------------------------------------------------------------------

4/1/95 - 12/31/95                                SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   2,510,903        $ 23,109,743
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                              2,510,903          23,109,743

----------------------------------------------------------------------------
Shares redeemed                              (1,697,748)        (15,380,703)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                    813,155        $  7,729,040
----------------------------------------------------------------------------

                                                   ROBERTSON, STEPHENS & COMPANY


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees of $385,171. RSIM has voluntarily agreed to reimburse the Fund for any annual operating expenses exceeding an annual expense ratio of 1.85%. For the nine months ended September 30, 1996, the Adviser agreed to reimburse $274,514 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $77,033.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions $50 to RS & Co., which represented 0.0% of total commissions paid for the period.

THE DEVELOPING COUNTRIES FUND THIRD-QUARTER REPORT

NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 99%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $58,579,765. Accumulated net unrealized depreciation on investments was $448,520, consisting of gross unrealized appreciation and depreciation of $5,970,273 and $(6,418,793), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $76,369,501 and $36,272,675, respectively.

d. PUT OPTIONS:
At September 30, 1996, the Fund had no hedge position in put options.

e. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligations on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At September 30, 1996, none of the Fund's total assets were in short positions. For the nine months ended September 30, 1996, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $1,879,109 and $1,912,688, respectively.

f. OPTIONS AND WARRANTS:
Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations are not readily available were valued such that when the exercise price of the option or warrant was less than that of the underlying common stock, the option or warrant was priced using the modified Black-Scholes Valuation

                                                   ROBERTSON, STEPHENS & COMPANY


Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the option or warrant was valued at zero. This valuation method is subject to frequent review and in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

g. RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At September 30, 1996, the Fund held restricted securities with an aggregate value of $1,454,459, which represented 2.3% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                                                ACQUISITION
SECURITY                       SHARES       COST       VALUE           DATE
----------------------------------------------------------------------------
Amarc Resources, Ltd.          65,000   $ 97,192   $ 105,462        7/17/96
Amarc Resources, Ltd.,
  Warrants                     65,000          0      55,742        7/17/96
Anooraq Resources, Ltd.        65,000     98,175     125,266        9/12/96
Anooraq Resources, Ltd.,
  Warrants                     65,000          0      65,220        9/12/96
First Dynasty Mines, Ltd.     100,000    309,925     255,488        9/13/96
First Dynasty Mines,
  Ltd., Warrants              100,000          0      39,162        9/13/96
Golden Knight
  Resources, Ltd.             112,000    674,650     594,083        9/10/96
NDU Resources, Ltd.            75,000    109,649      75,848        5/17/96
NDU Resources, Ltd.,
  Warrants                     75,000          0           0        5/17/96
Solomon Resources, Ltd.        75,000     46,868      86,723         7/3/96
Solomon Resources, Ltd.,
  1/2 Warrants                 75,000          0      51,466         7/3/96


h. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign currency. At September 30, 1996, the Fund had its largest concentrated foreign investments, worth 13% of the Fund's total assets, in Mexico.

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
Advertising - 0.1%
Snyder Communications, Inc.                                                                           500      $        9,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,500
------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL SERVICES - 1.4%
Delta & Pine Land Company(1)                                                                       15,000             438,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      438,750
------------------------------------------------------------------------------------------------------------------------------
BANKS - 1.8%
Mercantile Bancorporation(1)                                                                       11,000             572,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      572,000
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
Intercardia, Inc.                                                                                  22,000             544,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      544,500
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.8%
International Imaging Materials, Inc.                                                              20,000             437,500
Wallace Computer Services, Inc.(1)                                                                 15,000             423,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      861,250
------------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 5.4%
Brown Group, Inc.(1)                                                                                4,000              93,000
J.C. Penney Company, Inc.(1)                                                                       10,000             541,250
Sport-Haley, Inc.                                                                                  30,000             375,000
Vans, Inc.                                                                                         14,000             267,750
Warnaco Group, Inc., Class A(1)                                                                    17,000             403,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,680,750
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.2%
ADT, Ltd.                                                                                          15,000             286,875
ICTS International NV                                                                              10,000             122,500
Mail Boxes Etc.                                                                                    15,000             339,375
Pittston Brink's Group(1)                                                                           7,500             235,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      984,062
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 3.5%
Applied Magnetics Corporation                                                                       8,000             142,000
Data Translation, Inc.                                                                             15,000             168,750
Raster Graphics, Inc.                                                                              10,000              90,000
Southern Electronics Corporation                                                                   42,500             361,250
Sun Microsystems, Inc.                                                                              5,000             310,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,072,625
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 6.2%
BMC Software, Inc.                                                                                  3,500      $      278,250
Ciber, Inc.                                                                                         7,000             266,000
Computer Associates International, Inc.(1)                                                          8,000             478,000
Dynamic Healthcare Technologies, Inc.                                                              60,000             352,500
Microsoft Corporation                                                                               3,000             395,625
Platinum Technology, Inc.                                                                          12,000             151,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,921,875
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 4.9%
Compuware Corporation                                                                              11,000             503,250
Information Resources Engineering, Inc.                                                            26,000             507,000
National TechTeam, Inc.                                                                             7,900             214,288
Wall Data, Inc.                                                                                    13,000             295,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,520,288
------------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 3.5%
Cabletron Systems, Inc.                                                                             7,000             478,625
FORE Systems, Inc.                                                                                 15,000             620,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,099,250
------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 0.8%
Electronic Data Systems Corporation(1)                                                              4,000             245,500
Industri-Matematik International Corporation                                                          500               6,187
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      251,687
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.2%
American Power Conversion Corporation                                                              25,000             365,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      365,625
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.1%
El Paso Natural Gas Company(1)                                                                      6,000             264,000
Nuevo Energy Company                                                                                6,000             243,750
Questar Corporation(1)                                                                             13,000             459,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      967,625
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 3.7%
Pride Petroleum Services, Inc.                                                                     25,000             353,125
Tejas Gas Corporation                                                                              10,000             363,750
Veritas DGC, Inc.                                                                                  24,500             441,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,157,875
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 3.3%
Ascent Entertainment Group, Inc.                                                                   15,000             356,250
Hollywood Entertainment Corporation                                                                20,000             410,000
Signature Resorts, Inc.                                                                            11,000             261,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,027,500
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.9%
Philip Environmental, Inc.                                                                         30,000      $      285,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      285,000
FINANCIAL SERVICES - 3.4%
Conseco, Inc.(1)                                                                                    6,500             320,125
Federal National Mortgage Association(1)                                                           10,000             348,750
J.P. Morgan & Company, Inc.(1)                                                                      4,500             399,938
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,068,813
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMOS - 0.8%
Diagnostic Health Services, Inc.                                                                   30,000             251,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      251,250
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.9%
Liberty Corporation(1)                                                                              8,000             281,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      281,000
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 5.1%
AlliedSignal, Inc.(1)                                                                               5,000             329,375
Applied Power Inc., Class A(1)                                                                     12,000             382,500
Kimball International, Inc., Class B(1)                                                            22,000             805,750
Oregon Metallurgical Corporation(1)                                                                 2,000              65,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,582,625
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.2%
Lin Television Corporation                                                                          8,000             328,000
Univision Communications, Inc.                                                                      1,000              33,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      361,500
------------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.5%
Novoste Corporation                                                                                15,000             198,750
Ventritex, Inc.                                                                                    32,500             568,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      767,500
------------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.0%
3Com Corporation                                                                                    5,000             300,313
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      300,313
------------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 5.8%
Diamond Offshore Drilling, Inc.                                                                     8,500             467,500
ENSCO International, Inc.                                                                          15,000             487,500
Noble Drilling Corporation                                                                         25,000             378,125
Transocean Offshore, Inc.(1)                                                                        7,500             459,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,792,500
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -1.3%
Allergan, Inc.(1)                                                                                  10,000             381,250
Applied Analytical Industries, Inc.                                                                   500              11,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      392,625
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 1.0%
Wendy's International, Inc.(1)                                                                     14,000      $      301,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      301,000
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.7%
Memc Electronic Materials, Inc.                                                                    10,000             231,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      231,250
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.0%
National Semiconductor Corporation                                                                 15,000             301,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      301,875
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.9%
Potash Corporation of Saskatchewan, Inc.(1)                                                         4,000             292,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      292,500
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 7.4%
Abercrombie & Fitch Company, Class A                                                                  500              12,250
CompUSA, Inc.                                                                                       5,000             270,000
Herman Miller, Inc.(1)                                                                             12,000             486,000
Regal Cinemas, Inc.                                                                                27,500             687,500
Sports and Recreation, Inc.                                                                        25,000             209,375
TAG Heuer International SA, ADR(4)                                                                    500               9,875
Video Update, Inc., Class A                                                                       125,000             601,562
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,276,562
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 1.3%
Fisher Scientific International(1)                                                                 10,000             412,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      412,500
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.4%
Metro One Telecommunications                                                                        8,500             114,750
Orckit Communications, Ltd.                                                                           500               9,187
WorldCom, Inc.                                                                                     15,000             320,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      444,562
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 2.3%
Loral Space & Communications                                                                       20,000             315,000
Paging Network, Inc.                                                                               20,000             400,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      715,000
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
Hvide Marine, Inc., Class A                                                                        11,000             143,000
Mesa Airlines, Inc.                                                                                30,000             273,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      416,750
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 86.8% (COST $25,231,642)                                                                      26,950,287
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------
Energy - 1.0%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A(1)                                                    60,462      $      309,869
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 1.0% (COST $280,785)                                                             309,869
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 1.5%
Midcom Communications, Inc., 8.25%, Due 8/15/03, 144A(1,2,3)                                      400,000             456,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 1.5% (COST $400,000)                                                                        456,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS - 3.5%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.625%, Due 7/31/01(1)                                                        818,000             822,982
U.S. Treasury Strip, Due 11/15/24(1)                                                            1,850,000             260,054
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS - 3.5% (COST $1,076,894)                                                                     1,083,036
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 92.8% (COST $26,989,321)                                                                       28,799,192
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value $915,123 (collateralized by $710,000 par value
     U.S. Treasury Bond, 12.00%, due 8/15/13)                                                                         915,000
------------------------------------------------------------------------------------------------------------------------------
Total Cash and Cash Equivalents - 2.9%                                                                                915,000

------------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value $1,741,235 (collateralized by $1,240,000 par value
     U.S. Treasury Bond, 12.00%, due 8/15/13)                                                                       1,741,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT - 5.6%                                     1,741,000



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------

RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 3.7%                                                       $    1,142,711
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (3.9)% (PROCEEDS: $1,142,711)                                                              (1,221,563)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (1.1)%                                                                                      (359,204)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                         $31,017,136
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2) These securities may be resold in transactions exempt from registration, under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(3)  Fair-value security.  See 1.a. in Notes to Financial Statements.

(4)  ADR - American Depository Receipt.


The accompanying notes are an integral part of these financial statements.

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $26,989,321)                                                                      $   28,799,192
Cash and cash equivalents                                                                                             915,000
Deposits with brokers and custodian bank for securities sold short                                                  1,741,000
Receivable from brokers for securities sold short                                                                   1,142,711
Receivable for investments sold                                                                                       725,215
Receivable for fund shares subscribed                                                                                 569,985
Receivable from adviser                                                                                                53,503
Dividend/interest receivable                                                                                           27,388
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       33,973,994

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds $1,142,711)                                                                         1,221,563
Payable for investments purchased                                                                                   1,582,074
Payable for fund shares redeemed                                                                                        9,437
Payable to distributor                                                                                                  4,197
Accrued expenses                                                                                                       61,013
Payable, other                                                                                                         78,574
------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                                   2,956,858

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                  $31,017,136
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    29,481,294
Accumulated undistributed net investment loss                                                                          (4,139)
Accumulated net realized loss from investments                                                                       (113,725)
Accumulated net realized loss from securities sold short                                                              (77,313)
Net unrealized appreciation on investments                                                                          1,809,871
Net unrealized depreciation on short sales                                                                            (78,852)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   31,017,136
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        11.11
     Net Asset Value, offering and redemption price per share
     (Net assets of $31,017,136 applicable to 2,793,057 shares
     of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FOR THE PERIOD FROM AUGUST 1, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $       43,681
Dividends                                                                                                              17,426
------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                                                61,107

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Custodian and transfer agent fees                                                                                      24,827
Investment advisory fees                                                                                               22,046
Professional fees                                                                                                      10,736
Shareholder reports                                                                                                     8,235
Administrative expense                                                                                                  5,512
Distribution fees                                                                                                       5,512
Trustees' fees and expenses                                                                                             3,721
Organizational expense                                                                                                  3,707
Registration and filing fees                                                                                            3,660
Insurance fees                                                                                                             61
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                         88,017
Less:  Reimbursement from adviser                                                                                     (22,771)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                    65,246

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                    (4,139)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                   (113,725)
Net realized loss from securities sold short                                                                          (77,313)
Net change in unrealized appreciation on investments                                                                1,809,871
Net change in unrealized depreciation on securities sold short                                                        (78,852)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  1,539,981

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $    1,535,842
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD FROM AUGUST 1, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                            $       (4,139)
Net realized loss from investments                                                                                   (113,725)
Net realized loss from securities sold short                                                                          (77,313)
Net change in unrealized appreciation on investments                                                                1,809,871
Net change in unrealized depreciation on securities sold short                                                        (78,852)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                1,535,842

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       -
Realized gain on investments                                                                                                -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                         -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                                               29,481,294
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                                   29,481,294

------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                                                             31,017,136
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                                                           0
End of year                                                                                                    $   31,017,136
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                                9/30/96(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                     (0.01)
Net realized loss and net change in unrealized appreciation on investments                                               1.12
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                                     1.11

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                    -
Distributions from realized gain on investments                                                                             -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                         $11.11
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                            11.10%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                      $   31,017,136
Ratio of Expenses to Average Net Assets                                                                                  2.80%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (0.18)%(2)
Portfolio Turnover Rate                                                                                                    27%
------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on August 1, 1996.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended September 30, 1996, would have been 3.78%, respectively, and the ratio of net investment loss to average net assets would have been (1.16)%, respectively.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Diversified Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 1, 1996. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At September 30, 1996, 98.4% of the Fund's long portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product develop-ment and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, approximately 1.6% of the Fund's long portfolio was valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from August 1, 1996 (Commencement of Operations), through September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, was as follows:


8/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   3,291,169        $ 34,826,214
Share reinvested                                      -                   -
----------------------------------------------------------------------------
                                              3,291,169          34,826,214

----------------------------------------------------------------------------
Shares redeemed                                (498,112)         (5,344,920)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  2,793,057        $ 29,481,294
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $22,046 and $5,512, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees and dividend expense for short sales that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the Adviser agreed to reimburse $22,771 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $3,721 for the period from August 1, 1996 (Commencement of Operations), through September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's

THE DIVERSIFIED GROWTH FUND THIRD-QUARTER REPORT

Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the Fund incurred distribution fees of $5,512.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the Fund paid brokerage commissions of $10,823 to RS & Co., which represented 23.8% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, was 27%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $26,989,321. Accumulated net unrealized appreciation on investments was $1,809,871, consisting of gross unrealized appreciation and depreciation of $2,012,708 and $(202,837), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $30,578,920 and $3,476,769, respectively.

d. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At September 30, 1996, the Fund had 3.6% of its total assets in short positions. For the period from August 1, 1996 (Commencement of Operations), through September 30, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $1,878,130 and $2,943,528, respectively.

THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
Advertising - 4.3%
Lamar Advertising Company, Class A                                                                 89,100      $    3,697,650
Outdoor Systems, Inc.                                                                              62,000           2,914,000
Snyder Communications, Inc.                                                                         1,200              22,800
The Leap Group, Inc.                                                                               24,500             248,062
Universal Outdoor Holdings, Inc.                                                                   47,500           1,710,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,592,512
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.2%
Alteon, Inc.                                                                                      115,000             977,500
Applied Analytical Industries, Inc.                                                                   500              11,375
Dura Pharmaceuticals, Inc.                                                                         99,800           3,680,125
Jones Medical Industries, Inc.                                                                     10,000             485,000
Gensia, Inc.(1)                                                                                     1,175               5,728
Medicis Pharmaceutical Corporation, Class A                                                           200               9,650
Parexel International Corporation                                                                  21,600           1,360,800
Vertex Pharmaceuticals, Inc.                                                                       60,600           1,787,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,317,878
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 7.8%
Abacus Direct Corporation                                                                          20,000             420,000
Alternative Resources Corporation                                                                     500              14,062
American Residential Services, Inc.                                                                 1,200              22,950
CellNet Data Systems, Inc.                                                                         13,700             215,775
Computer Learning Centers, Inc.                                                                    50,000           1,400,000
Mail Boxes Etc.                                                                                    15,000             339,375
National Education Corporation                                                                     20,000             382,500
PhyMatrix Corporation                                                                              20,000             380,000
Precision Response Corporation                                                                     10,000             385,000
Romac International, Inc.                                                                         106,200           3,239,100
Service Experts, Inc.                                                                              35,000             708,750
Sitel Corporation                                                                                  50,000           2,225,000
Staffmark, Inc.                                                                                    60,000             847,500
Teletech Holdings, Inc.                                                                            35,000           1,277,500
The Vincam Group, Inc.                                                                             52,500           2,008,125
Whittman-Hart Inc.                                                                                 35,000           1,653,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,519,387
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 21.5%
America Online, Inc.                                                                               35,000           1,246,875
CBT Group PLC, ADR(5)                                                                              27,000           1,269,000
Ciber, Inc.                                                                                        50,000           1,900,000
Citrix Systems, Inc.                                                                                8,000             410,000
Claremont Technology Group, Inc.                                                                   95,000           3,420,000
Clarify, Inc.                                                                                      37,400           2,318,800
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE/SERVICES - 21.5% (CONTINUED)
Data Dimensions, Inc.                                                                              15,000      $      562,500
Document Sciences Corporation                                                                      29,500             372,437
Dynamic Healthcare Technologies, Inc.                                                              80,000             470,000
Excite, Inc.                                                                                      240,000           2,010,000
Industri-Matematik International Corporation                                                       81,500           1,008,565
Infoseek Corporation                                                                               25,000             228,125
Intelligroup, Inc.                                                                                  1,200              16,650
International Network Services                                                                      8,300             291,537
i2 Technologies, Inc.                                                                              40,000           1,520,000
Legato Systems, Inc.                                                                               25,000           1,187,500
National TechTeam, Inc.                                                                            45,400           1,231,475
PeopleSoft, Inc.                                                                                   30,000           2,497,500
Rational Software Corporation                                                                      60,000           2,047,500
Remedy Corporation                                                                                 35,700           2,856,000
Saville Systems Ireland, ADR(5)                                                                    10,000             352,500
Scopus Technology, Inc.                                                                            20,000             605,000
Security Dynamics Technologies, Inc.                                                               22,000           1,578,500
Siebel Systems, Inc.                                                                               30,000           1,248,750
SQA, Inc.                                                                                          66,100           1,784,700
Sterling Software, Inc.                                                                            25,000           1,909,375
Technology Modeling Associates, Inc.                                                                5,000              65,000
Vanstar Corporation                                                                               110,000           2,667,500
Vantive Corporation                                                                                80,000           5,180,000
Viasoft, Inc.                                                                                      10,000             420,000
Xionics Document Technologies, Inc.                                                                 1,000              15,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   42,690,789
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 7.2%
Abercrombie & Fitch Company, Class A                                                                  500              12,250
Barnett, Inc.                                                                                      68,200           1,611,225
Bed Bath & Beyond, Inc.                                                                            60,000           1,642,500
Coinmach Laundry Corporation                                                                       10,000             208,750
Cross Continent Auto Retailers, Inc.                                                                1,400              32,200
Henry Schein, Inc.                                                                                 52,500           2,021,250
The North Face, Inc.                                                                               40,000           1,130,000
Opta Food Ingredients, Inc.                                                                        50,000             450,000
PETsMART, Inc.                                                                                    104,300           2,698,762
Regal Cinemas, Inc.                                                                                43,650           1,091,250
Rental Service Corporation                                                                         42,000             908,250
Renter's Choice, Inc.                                                                              77,100           1,445,625
Rockshox, Inc.                                                                                      1,500              22,500
Sport-Haley, Inc.                                                                                  80,000           1,000,000
TAG Heuer International, ADR(5)                                                                     4,400              86,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,361,462
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

DATA COMMUNICATIONS/TELECOMMUNICATIONS - 9.9%
APAC Teleservices, Inc.                                                                            10,000      $      512,500
Cascade Communications Corporation                                                                 54,000           4,401,000
IXC Communications, Inc.                                                                           50,000           1,025,000
LCI International, Inc.                                                                            45,000           1,417,500
LCC International Inc., Class A                                                                    12,500             228,125
Lightbridge, Inc.                                                                                   4,000              47,000
Midcom Communications, Inc.                                                                        96,000           1,320,000
Natural Microsystems Corporation                                                                   38,000           1,828,750
Orckit Communications, Ltd.                                                                         1,400              25,725
Pacific Gateway Exchange, Inc.                                                                     65,000           1,917,500
PairGain Technologies, Inc.                                                                        32,000           2,500,000
Sync Research, Inc.                                                                                30,000             465,000
Tellabs, Inc.                                                                                      55,000           3,884,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,572,475
------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 15.3%
Affiliated Computer Services, Inc., Class A                                                       115,000           6,756,250
Billing Information Concepts                                                                       35,000             778,750
Computer Management Sciences, Inc.                                                                153,250           3,639,688
Concord EFS, Inc.                                                                                  47,500           1,223,125
Envoy Corporation                                                                                  25,000             968,750
First Data Corporation(1)                                                                          46,000           3,754,750
First USA Paymentech, Inc.                                                                         68,000           2,762,500
National Data Corporation(1)                                                                       25,000           1,090,625
NOVA Corporation                                                                                   53,000           1,749,000
Renaissance Solutions, Inc.                                                                        85,000           3,601,875
Transaction Network Services                                                                       45,000             646,875
Transaction Systems Architects, Inc., Class A                                                      79,000           3,337,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   30,309,938
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.8%
Sawtek, Inc.                                                                                       64,000           1,664,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,664,000
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
Hollywood Entertainment Corporation                                                                45,000             922,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      922,500
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.2%
Cuno Inc.                                                                                          10,000             155,000
Tetra Technologies, Inc.                                                                           10,000             237,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      392,500
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - 3.4%
Bank United Corporation, Class A                                                                    3,100      $       77,112
Financial Federal Corporation                                                                      10,000             157,500
First USA, Inc.(1)                                                                                 30,000           1,661,250
MBNA Corporation(1)                                                                                60,000           2,085,000
RAC Financial Group, Inc.                                                                          20,000             912,500
Southern Pacific Funding Corporation                                                               70,000           1,767,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,660,862
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 4.8%
Emeritus Corporation                                                                               17,700             278,775
Foundation Health Corporation(3)                                                                       73                   0
IDX Systems Corporation                                                                            10,000             350,000
Lincare Holdings, Inc.                                                                             40,000           1,600,000
Pediatrix Medical Group, Inc.                                                                      45,000           2,255,625
Quintiles Transnational Corporation                                                                20,100           1,472,325
Renal Care Group, Inc.                                                                             67,800           2,508,600
Renal Treatment Centers, Inc.                                                                      20,000             665,000
TheraTx, Inc.                                                                                      25,000             296,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,427,200
------------------------------------------------------------------------------------------------------------------------------
LODGING - 1.4%
Doubletree Corporation                                                                             35,000           1,395,625
Renaissance Hotel Group N.V.                                                                       30,000             600,000
Signature Resorts, Inc.                                                                            35,000             831,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,826,875
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.2%
American Radio Systems Corporation, Class A                                                        62,400           2,324,400
Cox Radio, Inc., Class A                                                                           10,000             220,000
Emmis Broadcasting Corporation, Class A                                                            22,000           1,017,500
Jacor Communications, Inc.                                                                         20,000             690,000
Univision Communications, Inc., Class A                                                             5,400             180,900
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,432,800
------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES - 0.7%
Endosonics Corporation                                                                            100,000           1,400,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,400,000
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 6.7%
Cardiac Pathways Corporation                                                                          500               6,625
Enterprise Systems, Inc.                                                                           66,300           1,707,225
HBO & Company(1)                                                                                   65,000           4,338,750
NCS Healthcare, Inc., Class A                                                                      33,500           1,051,063
Physician Sales & Services, Inc.                                                                   73,300           1,722,550
Shared Medical Systems Corporation(1)                                                              80,000           4,560,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,386,213
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 1.5%
Landry's Seafood Restaurants, Inc.                                                                 81,600          $2,040,000
Rainforest Cafe, Inc.                                                                              30,000             930,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,970,000
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Etec Systems, Inc.                                                                                 20,000             680,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      680,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 92.7% (Cost: $146,992,090)                                                                  184,127,391
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
Applied Micro Circuits Corporation, Series 3, Restricted(2,3)                                       2,381              43,953
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 0.0% (Cost: $50,001)                                                              43,953
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
Midcom Communications, 8.25%, Due 8/15/03, 144A(1,3,4)                                          1,000,000           1,140,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 0.6% (Cost: $1,000,000)                                                                   1,140,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 93.3% (Cost: $148,042,091)                                                                    185,311,344
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           $          922
Repurchase Agreement
     State Street Bank & Trust Company, 4.85%, dated 9/30/96,
     due 10/1/96, maturity value $17,874,408 (collateralized by
     $12,915,000 par value U.S. Treasury Note, 12.00%, due 8/15/13)                                                17,872,000
------------------------------------------------------------------------------------------------------------------------------
Total Cash and Cash Equivalents - 9.0%                                                                             17,872,922

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (2.3)%                                                                                    (4,606,281)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  198,577,985
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  See 4.d. in Notes to Financial Statements.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4) These securities may be resold in transactions exempt from registration, under Rule 144A of the Securities Act of 1933, normally to qualified buyers.

(5)  ADR - American Depository Receipt.


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $148,042,091)                                                                     $  185,311,344
Cash and cash equivalents                                                                                          17,872,922
Receivable for investments sold                                                                                     5,736,043
Receivable for fund shares subscribed                                                                               2,365,985
Dividends/interest receivable                                                                                          41,353
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      211,327,647

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                  10,914,203
Payable for fund shares redeemed                                                                                    1,514,404
Payable to adviser                                                                                                    165,518
Accrued expenses                                                                                                      114,823
Payable to distributor                                                                                                 40,714
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                  12,749,662

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  198,577,985
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   143,645,659
Accumulated net investment loss                                                                                    (1,186,764)
Accumulated net realized gain from investments                                                                     18,849,837
Net unrealized appreciation on investments                                                                         37,269,253
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  198,577,985
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        22.68
Net Asset Value, offering and redemption price per share
(net assets of $198,577,985 applicable to 8,754,983 shares
of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $      714,168
Dividends                                                                                                             100,522
Other                                                                                                                 102,175
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               916,865

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            1,284,519
Distribution fees                                                                                                     321,130
Custodian and transfer agent fees                                                                                     240,140
Professional fees                                                                                                     108,080
Shareholder reports                                                                                                    94,470
Registration and filing fees                                                                                           38,576
Trustees' fees and expenses                                                                                            16,714
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      2,103,629

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (1,186,764)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                  7,615,228
Net change in unrealized appreciation on investments                                                               18,570,700
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 26,185,928

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $   24,999,164
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE NINE        FOR THE NINE
                                                                                             MONTHS ENDED        MONTHS ENDED
                                                                                                  9/30/96            12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $   (1,186,764)     $   (1,275,816)
Net realized gain from investments                                                              7,615,228          22,504,993
Net change in unrealized appreciation/(depreciation) on investments                            18,570,700            (731,214)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           24,999,164          20,497,963

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -         (13,460,981)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -         (13,460,981)

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from capital share transactions                 5,850,334         (21,583,831)
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                5,850,334         (21,583,831)

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                                        30,849,498         (14,546,849)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           167,728,487         182,275,336
End of period                                                                              $  198,577,985      $  167,728,487
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

                                           FOR THE      FOR THE                               FOR THE
                                       NINE MONTHS  NINE MONTHS     FOR THE     FOR THE  THREE MONTHS     FOR THE     FOR THE
FOR A SHARE OUTSTANDING                      ENDED        ENDED  YEAR ENDED  YEAR ENDED         ENDED  YEAR ENDED  YEAR ENDED
THROUGHOUT EACH PERIOD:                    9/30/96     12/31/95     3/31/95     3/31/94       3/31/93    12/31/92    12/31/91
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period      $  19.21     $  18.36    $  18.37    $  14.71      $  16.77    $  17.50    $  11.67
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (0.14)       (0.15)      (0.17)      (0.40)        (0.02)      (0.15)      (0.09)
Net realized gain/(loss) and net change
  in unrealized appreciation/
  (depreciation) on investments               3.61         2.58        2.26        4.06         (2.04)      (0.31)       6.82
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting From Operations                   3.47         2.43        2.09        3.66         (2.06)      (0.46)       6.73

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income         -            -           -           -             -           -           -
Distributions from realized gains on
   investments                                   -        (1.58)       (2.1)         -             -        (0.27)      (0.90)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $  22.68     $  19.21    $  18.36    $  18.37      $  14.71    $  16.77    $  17.50
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 18.06%       13.50%      12.01%      24.88%       (12.28)%     (2.55)%     58.70%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (000s)          $198,578     $167,728    $182,275    $168,192      $228,893    $277,531    $141,929
Ratio of Expenses to Average Net Assets       1.64%        1.64%       1.56%       1.60%         1.54%       1.49%       1.59%
Ratio of Net Investment Loss to
  Average Net Assets                         (0.92)%      (0.99)%     (0.96)%     (1.27)%       (0.61)%     (0.92)%     (0.68)%
Portfolio Turnover Rate                        170%         147%        280%        274%           43%        124%        147%
------------------------------------------------------------------------------------------------------------------------------


Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Emerging Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 30, 1987. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At September 30, 1996, 99.9% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, approximately 0.1% of the Fund's portfolio was valued using these guidelines and procedures.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to

                                                   ROBERTSON, STEPHENS & COMPANY

report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the nine months ended December 31, 1995, were as follows:

1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   6,157,872       $ 131,953,433
Shares reinvested                                 5,517             107,188
----------------------------------------------------------------------------
                                              6,163,389         132,060,621

----------------------------------------------------------------------------
Shares redeemed                              (6,140,926)       (126,210,287)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase/(decrease)                         (22,463)         $5,850,334
----------------------------------------------------------------------------

4/1/95 - 12/31/95                                SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   2,181,298         $41,669,243
Shares reinvested                               686,387          13,000,659
----------------------------------------------------------------------------
                                              2,867,685          54,669,902

----------------------------------------------------------------------------
Shares redeemed                              (4,060,471)        (76,253,733)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net decrease                                 (1,192,786)       $(21,583,831)
----------------------------------------------------------------------------

NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, Inc. ("RSIM Inc.") an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees of $1,284,519. RSIM Inc. has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended September 30, 1996, there was no expected reimbursement of the advisory fees and other expenses.

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM Inc., the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM Inc., a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $321,130.

THE EMERGING GROWTH FUND THIRD-QUARTER REPORT

e.   BROKERAGE COMMISSIONS:
RSIM Inc. may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $8,055 to RS & Co., which represented 3.1% of the total commissions paid for the period.


NOTE 4    INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 170%.

b.   TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $148,042,091. Accumulated net unrealized appreciation on investments was $37,269,253, consisting of gross unrealized appreciation and depreciation of $38,575,601 and ($1,306,348), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $292,043,746 and $266,694,542, respectively.

d.   RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At September 30, 1996, the Fund held restricted securities with an aggregate value of $43,953. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in
Note 1.a., paragraph 2.

                                                                ACQUISITION
SECURITY                          SHARES      COST     VALUE           DATE
----------------------------------------------------------------------------
Applied Micro Circuits
  Corporation, Convertible
  Preferred Stock, Series 3        2,381   $50,001   $43,953        9/14/87
----------------------------------------------------------------------------

THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
Automobile Parts/Equipment - 2.8%
Sudbury, Inc.                                                                                      72,500      $      879,063
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      879,063
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.5%
Enterprise Solutions Asia Pacific, Ltd.                                           AUD              40,000              36,415
Insignia Systems, Inc.                                                                            181,500             431,062
U-Ship, Inc.                                                                                      100,000             325,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      792,477
------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS - 5.7%
Cathay Investment Fund, Ltd.(1)                                                   HKD           1,173,000           1,365,188
Fleming Poland Fund                                                                                15,500             170,500
Greenchip Development Capital, Ltd.(1)                                            AUD              33,640              21,571
Greenchip Emerging Growth, Ltd.                                                   AUD              40,610              28,934
Greenchip Investments, Ltd.(1)                                                    AUD              30,722              15,565
Sporitelni Privatiz Cesky                                                         CZK               9,625             120,544
Sporitelni Privatiz Vseobecny                                                     CZK              14,999              37,803
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,760,105
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 1.8%
CD Radio, Inc.                                                                                     61,000             442,250
Telecard, Ltd.                                                                    PKR              98,500             122,682
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      564,932
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 4.0%
L&M Group Investments, Ltd.(1)                                                    SGD             210,000             269,919
Overseas & General, Ltd.                                                          AUD             678,751             120,898
PT Super Indah Makmur, Foreign(1,3,6)                                             IDR             125,000             197,751
Van Der Horst, Ltd.(1)                                                            SGD             100,000             376,367
Vietnam Industrial Investments, Ltd.                                              AUD           1,521,301             289,037
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,253,972
------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS - 2.4%
Royal Appliance Manufacturing Company                                                              50,000             318,750
Wuxi Little Swan Company, Ltd.                                                    HKD             649,300             436,617
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      755,367
------------------------------------------------------------------------------------------------------------------------------
DIAMOND MINING - 0.2%
Carson Gold Corporation                                                           CAD              33,800              63,774
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       63,774
------------------------------------------------------------------------------------------------------------------------------
EDUCATION/TRAINING - 0.3%
Industrial Training Corporation                                                                    15,900             103,350
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      103,350
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 1.8%
AER Energy Resources, Inc.                                                                         46,000             140,875
Benchmarq Microelectronics, Inc.                                                                   15,000             155,625
Spectrum Control, Inc.                                                                             70,000             271,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      567,750
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY - 8.2%
Aztec Resources, Ltd.                                                             CAD              79,700      $      140,430
Basin Exploration, Inc.                                                                            25,000             175,000
Calahoo Petroleum, Ltd.                                                           CAD             494,000             250,245
Canadian Conquest Exploration, Inc.                                               CAD             295,100             454,967
Discovery West Corporation                                                        CAD             116,500             295,077
Highridge Exploration, Ltd.                                                       CAD             156,800             379,884
Nugas, Ltd.                                                                       CAD              30,000              49,556
Olympia Energy, Inc., Class A                                                     CAD             400,000             208,501
Paragon Petroleum Corporation                                                     CAD              95,600             178,974
Place Resources Corporation                                                       CAD             294,200             431,980
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,564,614
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 4.6%
3-D Geophysical, Inc.                                                                              14,000             115,500
Computalog, Ltd.                                                                  CAD              68,400             665,370
DI Industries, Inc.                                                                                60,400              98,150
Grant Geophysical, Inc.                                                                           205,000             294,687
Veritas DGC, Inc.                                                                                  14,000             253,359
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,427,066
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.5%
Stake Technology, Ltd.                                                                            225,000             478,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      478,125
------------------------------------------------------------------------------------------------------------------------------
FOOD SERVICE - 2.8%
ABR Holdings, Ltd.(1)                                                             SGD             271,000             309,835
New World Coffee, Inc.                                                                            213,000             479,250
Want Want Holdings, Ltd., 144A(5)                                                                  39,000              92,820
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      881,905
------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS - 2.4%
Sino-Forest Corporation, Class A                                                  CAD             689,500             733,995
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      733,995
------------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 6.2%
Bakyrchik Gold PLC                                                                GBP              61,000             262,561
Brazilian Resources, Inc.                                                         CAD              91,828              31,012
Emperor Mines, Ltd.                                                               AUD             151,000             306,016
First Dynasty Mines, Ltd.                                                         CAD             105,000             335,328
First Dynasty Mines, Ltd., Restricted(3,7)                                        CAD             100,000             255,488
General Gold Resources NL1                                                        AUD             490,220             190,158
Ghana Gold Mines, Ltd.                                                            AUD             337,500              64,123
Guyanor Resources, S.A.                                                           CAD              49,900             402,981
Solomon Resources, Ltd., Restricted(3,7)                                          CAD              75,000              86,723
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,934,390
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 1.0%
Techniche, Ltd.                                                                   AUD             226,700             314,063
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      314,063
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.4%
Valuevision International, Inc.                                                                   131,000             736,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      736,875
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)

SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(2)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

MEDICAL SERVICES - 1.8%
In Home Health, Inc.                                                                              250,000      $      546,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      546,875
------------------------------------------------------------------------------------------------------------------------------
OTHER BASE METALS - 1.3%
Farallon Resources, Ltd.                                                          CAD              20,000             212,907
NDU Resources, Ltd.                                                               CAD             100,000             106,453
NDU Resources, Ltd., Restricted(3,7)                                              CAD              75,000              75,848
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      395,208
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
PT Bayer Indonesia, Foreign(1,3,6)                                                IDR              40,000              32,071
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       32,071
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.4%
Catellus Development Corporation                                                                   76,700             757,412
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      757,412
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.2%
New York Bagel Enterprises                                                                         40,000             360,000
Taco Cabana, Inc.                                                                                  55,000             316,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      676,250
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY PAPER - 2.9%
Climax International Company(1)                                                   HKD           3,770,400             589,962
Geographics, Inc.                                                                                 100,000             306,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      896,212
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 7.5%
Paul Harris Stores, Inc.                                                                          120,000           1,200,000
Topps Company, Inc.                                                                               150,000             637,500
Video Update, Inc.                                                                                100,000             481,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,318,750
------------------------------------------------------------------------------------------------------------------------------
TEXTILES - 2.7%
Crown Crafts, Inc.(1)                                                                              50,000             475,000
PT Apac Centertex Corporation, Foreign(1,6)                                       IDR             962,000             372,708
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      847,708
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT/SERVICES - 4.2%
China Yuchai International, Ltd.(1)                                                                80,000             410,000
PST Vans, Inc.                                                                                    100,000             337,500
PT Steady Safe Transportation Services, Foreign(1,3,6)                            IDR             605,333             560,252
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,307,752
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 75.7% (Cost $24,256,648)                                                                      23,590,061
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK
------------------------------------------------------------------------------------------------------------------------------
Energy - 1.8%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A(1)                                                   106,214             544,346
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      544,346
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
Tyco Toys Inc., 8.25%, Expires 7/1/00, Series C(1)                                                 60,000             375,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      375,000
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCK - 3.0% (Cost $801,959)                                                       $      919,346
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
WARRANTS
Brazilian Resources, Inc., 1/2 Warrants, Strike CAD 0.50,
 Expire 3/4/99(3,4,7)                                                             CAD              45,914              12,749
Calahoo Petroleum, Ltd., 3/4 Warrants, Strike CAD 0.65,
 Expire 6/28/97(3,4)                                                              CAD             292,500              68,860
Farallon Resources, Ltd., Warrants, Strike CAD 6.25,
 Expire 5/7/97(3,4)                                                               CAD              20,000             126,594
First Dynasty Mines, Ltd., Warrants, Strike CAD 4.50, Expire
 3/13/97(3,4,7)                                                                   CAD             100,000              39,162
Fleming Poland Fund, Warrants, Strike $10.00, Expire 1/1/99(4)                                      3,100               9,300
Help At Home, Inc., Warrants, Strike $6.00, Expire 12/5/00(4)                                     239,500             508,938
NDU Resources, Ltd., 1/2 Warrants, Strike CAD 2.31,
 Expire 5/17/98(3,4,7)                                                            CAD              75,000                   -
PT Apac Centertex Corporation Warrants, Strike IDR 1000,
 Expire 1/16/97(4)                                                                IDR             150,000              13,883
Solomon Resources Ltd., 1/2 Warrants, Strike CAD 1.05,
 Expire 1/3/98(3,4,7)                                                             CAD              75,000              51,466
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 2.7% (Cost $466,483)                                                                                 830,952

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 81.4% (Cost $25,525,090)                                                                       25,340,359
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      574
Repurchase Agreement
State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value $5,438,732 (collateralized by $3,930,000 par value
     U.S. Treasury Bond, 12.00%, due 8/15/13)                                                                       5,438,000
U.S. Treasury Bill, 4.60%, due 10/3/96,  $1,000,000 par value                                                         999,744
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 20.7%                                                                             6,438,318

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (2.1)%                                                                                      (636,833)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $   31,141,844
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2) Foreign-denominated security; AUD - Australian Dollar; CAD - Canadian Dollar; CZK - Czech Koruna; GBP - British Pound; HKD - Hong Kong Dollar; IDR - Indonesian Rupiah; PKR - Pakistani Rupee; SGD - Singapore Dollar.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4)  See 4.e. in Notes to Financial Statements.

(5) These securities may be resold in transactions exempt from registration, under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(6)  Shares registered for foreign investors.

(7)  See 4.d. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $25,525,090)                                                                      $   25,340,359
Cash and cash equivalents                                                                                           6,438,318
Receivable for investments sold                                                                                       402,459
Receivable for fund shares subscribed                                                                                 199,808
Receivable from adviser                                                                                               132,051
Dividend/interest receivable                                                                                           16,268
Organizational cost                                                                                                    16,681
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       32,545,944
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   1,227,348
Payable for fund shares redeemed                                                                                       92,171
Accrued expenses                                                                                                       84,581
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   1,404,100

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   31,141,844
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    31,178,732
Accumulated net investment loss                                                                                       (61,086)
Accumulated net realized gain from investments                                                                        209,264
Net unrealized depreciation on investments                                                                           (185,066)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   31,141,844
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        12.99
     Net Asset Value, offering and redemption price per share
     (Net assets of $31,141,844 applicable to 2,397,674 shares
     of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $      137,159
Dividends (net of foreign tax withheld of $3,228)                                                                      36,143
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               173,302

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              120,664
Custodian and transfer agent fees                                                                                     102,452
Professional fees                                                                                                      65,201
Shareholder reports                                                                                                    31,675
Administrative expense                                                                                                 30,166
Distribution fees                                                                                                      30,166
Registration and filing fees                                                                                           28,152
Trustees' fees and expenses                                                                                            16,714
Organizational expense                                                                                                  2,882
Insurance fees                                                                                                            283
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        428,355
Less:  Reimbursement from adviser                                                                                    (192,109)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   236,246

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (62,944)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                      209,264
Net change in unrealized depreciation on investments                                                                 (205,875)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                      3,389

------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 ($59,555)
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE NINE             FOR THE
                                                                                             MONTHS ENDED        PERIOD ENDED
                                                                                                  9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                               $      (62,944)     $        1,858
Net realized gain from investments                                                                209,264                   -
Net change in unrealized (depreciation)/appreciation on investments                              (205,875)             20,809
------------------------------------------------------------------------------------------------------------------------------
Net (Decrease)/Increase in Net Assets Resulting From Operations                                   (59,555)             22,667

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gain on investments                                                                            -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           29,558,011           1,620,721
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               29,558,011           1,620,721

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   29,498,456           1,643,388
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             1,643,388                   0
End of period                                                                                 $31,141,844          $1,643,388
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

                                                                                             FOR THE NINE             FOR THE
                                                                                             MONTHS ENDED        PERIOD ENDED
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                                    9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        10.45      $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                                        (0.05)               0.03
Net realized gain and net change in unrealized appreciation on investments                           2.59                0.42
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                 2.54                0.45

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                -                   -
Distributions from realized gain on investments                                                         -                   -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        12.99      $        10.45
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        24.31%               4.50%

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                     $31,141,844          $1,643,388
Ratio of Expenses to Average Net Assets                                                              1.94%(2)            1.91%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets                                         (0.52)%(2)           2.06%(2)
Portfolio Turnover Rate                                                                                38%                  0%
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the nine months ended September 30, 1996, and the period ended December 31, 1995, would have been 3.53% and 9.04%, respectively, and the ratio of net investment loss to average net assets would have been (2.11%) and (5.07)%, respectively.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

     Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At September 30, 1996, 94.8% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At September 30, 1996, 5.2% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterpart to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income taxes for the nine months ended, September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

                                                   ROBERTSON, STEPHENS & COMPANY

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996 and for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, were as follows:

1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   3,720,970        $ 48,862,128
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                              3,720,970          48,862,128

----------------------------------------------------------------------------
Shares redeemed                              (1,480,563)        (19,304,117)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  2,240,407        $ 29,558,011
----------------------------------------------------------------------------

11/15/95 - 12/31/95                              SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                     164,230          $1,691,739
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                                164,230           1,691,739

----------------------------------------------------------------------------
Shares redeemed                                  (6,963)            (71,018)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                    157,267          $1,620,721
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, LP ("RSIM"), of which Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor, is the sole Limited Partner, an investment advisory fee and an administrative services

THE GLOBAL LOW-PRICED STOCK FUND THIRD-QUARTER REPORT fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $120,664 and $30,166, respectively. RSIM has voluntarily agreed to reimburse the Fund for any annual operating expenses exceeding an annual expense ratio of 1.95%. For the nine months ended September 30, 1996, the Adviser agreed to reimburse $192,109 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, LLC ("RS Group"), the managing member of RS & Co., the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, RS & Co. agreed to waive distribution fees worth $30,166.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwriting in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions $1,910 to RS & Co., which represented 2.0% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 38%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $25,525,090. Accumulated net unrealized depreciation on investments was $185,066,

                                                   ROBERTSON, STEPHENS & COMPANY

consisting of gross unrealized appreciation and depreciation of $3,153,479 and $(3,338,545), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $29,495,463 and $4,803,571, respectively.

d. RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At September 30, 1996, the Fund held restricted securities with an aggregate value of $521,436, which represented 1.6% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                                                ACQUISITION
                                  SHARES      COST     VALUE           DATE
SECURITY                            (000)     (000)     (000)          (000)
----------------------------------------------------------------------------
Brazilian Resources,
  Inc., 1/2 Warrants                  46       $ 0      $ 13        3/01/96
First Dynasty Mines, Ltd.            100       310       255        9/13/96
First Dynasty Mines,
  Ltd., Warrants                     100         0        39        9/13/96
NDU Resources, Ltd.                   75       110        76        5/16/96
NDU Resources,
  Ltd., 1/2 Warrants                  75         0         0        5/16/96
Solomon Resources Ltd.                75        47        87        7/03/96
Solomon Resources
  Ltd., 1/2 Warrants                  75         0        51        7/03/96
----------------------------------------------------------------------------


e. OPTIONS AND WARRANTS:
Options and warrants normally entitle the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations were not readily available were valued such that when the exercise price of the option or warrant was less than that of the underlying common stock, the option or warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the option or warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

f. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At September 30, 1996, the Fund had its largest concentrated foreign investments, worth 15.1% of the Fund's total assets, in Canada.

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS

SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(4)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
Aluminum - 4.7%
Alumax, Inc.                                                                                       19,000      $      636,500
Kaiser Aluminum Corporation                                                                        98,500           1,145,062
MAXXAM, Inc.                                                                                       47,600           2,106,300
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,887,862
------------------------------------------------------------------------------------------------------------------------------
COPPER & MINING - 0.4%
Indochina Goldfields, Ltd.                                                        CAD              43,000             320,424
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      320,424
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 30.1%
Abacan Corporation                                                                CAD             200,000           1,365,538
Alberta Energy Company, Ltd.(1)                                                   CAD              23,400             465,560
Alberta Energy Company, Ltd.(1)                                                                    13,000             258,375
Aztec Resources, Ltd.                                                             CAD             411,500             725,057
Basin Exploration, Inc.                                                                            80,000             560,000
Beau Canada Exploration, Ltd.                                                     CAD             509,600             931,579
Burlington Resources, Inc.(1)                                                                      30,000           1,331,250
Burner Exploration, Ltd.                                                          CAD             473,038             524,402
Calahoo Petroleum, Ltd.                                                           CAD           2,070,000           1,048,600
Canadian Conquest Exploration, Inc.                                               CAD             721,600           1,112,517
Discovery West Corporation                                                        CAD             163,000             412,855
Encal Energy, Ltd.                                                                CAD              39,100              97,599
Morrison Petroleum, Ltd.(1)                                                       CAD             280,400           1,821,849
New Cache Petroleums, Ltd.                                                        CAD              18,000             105,058
Noble Affiliates, Inc.(1)                                                                          10,000             422,500
Olympia Energy, Inc., Class A                                                     CAD             465,000             242,383
Paloma Petroleum, Ltd.                                                            CAD              40,800              71,889
Paragon Petroleum, Ltd.                                                           CAD             294,300             550,962
Petro-Canada Installment Receipts                                                 CAD             177,800           1,716,519
Petroleum Securities Australia, Ltd., ADR(2)                                                       51,500           1,197,375
Place Resources Corporation, Class A                                              CAD             553,100             812,128
Ranger Oil, Ltd.(1)                                                                               100,000             750,000
Remington Energy, Ltd.                                                            CAD              50,000             321,195
Tarragon Oil & Gas, Ltd.                                                          CAD              50,000             479,040
Ulster Petroleums, Ltd.                                                           CAD             338,900           2,239,263
United Meridian Corporation                                                                        42,000           1,911,000
Vastar Resources, Inc.(1)                                                                         100,000           3,225,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   24,699,493
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY
SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(4)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY SERVICES - 10.7%
3-D Geophysical, Inc.                                                                               5,000      $       41,250
Coastal Corporation(1)                                                                             32,000           1,320,000
Computalog, Ltd.                                                                  CAD             195,800           1,904,669
Dailey Petroleum Services Corporation                                                             250,000           2,187,500
Enerflex Systems, Ltd.(1)                                                         CAD              31,000             716,908
KN Energy, Inc.(1)                                                                                 35,800           1,261,950
USX Delhi Group(1)                                                                                 96,400           1,361,650
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,793,927
------------------------------------------------------------------------------------------------------------------------------
GOLD MINING - 13.1%
Bakyrchik Gold PLC                                                                GBP             265,000           1,140,632
Cambiex Exploration, Inc.                                                         CAD             781,500             717,183
Corona Goldfields, Inc., Restricted(3,6)                                          CAD             412,500             302,841
Da Capo Resources, Ltd.                                                           CAD              12,000              31,716
Eagle Mining Corporation NL                                                       AUD             161,000             354,322
Emperor Mines, Ltd.                                                               AUD             128,500             260,418
Euro-Nevada Mining Corporation, Ltd.(1)                                           CAD              11,900             344,655
First Dynasty Mines, Ltd.                                                         CAD             224,400             716,643
Franco-Nevada Mining Corporation, Ltd.(1)                                         CAD              36,740           1,376,974
General Gold Resources NL                                                         AUD             518,198             201,011
Golden Star Resources, Ltd.                                                       CAD              78,000           1,219,734
Guyanor Resources, S.A., Class B                                                  CAD              74,400             600,837
Harmony Gold Mining Company, Ltd., ADR(2)                                                          30,000             251,250
Leo Shield Exploration NL                                                         AUD           1,479,671             691,105
Menzies Gold NL                                                                   AUD             492,311             233,840
Normandy Mining Limited(1)                                                        AUD             742,969           1,011,642
Randgold and Exploration Company, Ltd.(1)                                         SGD             107,500             776,066
Solomon Resources, Ltd., Restricted(3,6)                                          CAD              75,000              86,723
Tan Range Exploration Corporation                                                 CAD             490,000             408,303
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,725,895
------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES - 0.5%
Fresenius Medical Care AG, ADR(1)                                                                  18,436             428,644
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      428,644
------------------------------------------------------------------------------------------------------------------------------
MINING AND CONSTRUCTION EQUIPMENT - 0.6%
KCI Konecranes International Corporation                                          FIM              18,000             500,087
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      500,087
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(4)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

OTHER BASE METALS - 4.6%
Amarc Resources, Ltd.                                                             CAD              30,900             $77,131
Amarc Resources, Ltd., Restricted(3,6)                                            CAD              65,000             105,462
Anooraq Resources Corporation                                                     CAD             100,000             256,956
Anooraq Resources Corporation, Restricted(3,6)                                    CAD              65,000             125,266
Farallon Resources, Ltd.                                                          CAD             270,800           2,882,755
NDU Resources, Ltd., Restricted(3,6)                                              CAD              75,000              75,848
Valerie Gold Resources, Ltd.                                                      CAD              32,000             263,123
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,786,541
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.2%
Catellus Development Corporation                                                                  148,000           1,461,500
Horsham Corporation(1)                                                                             70,000           1,137,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,599,000
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 9.0%
Cabot Corporation(1)                                                                               50,000           1,393,750
NL Industries, Inc.(1)                                                                             21,500             225,750
W. R. Grace & Company                                                                             110,000           5,775,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,394,500
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 76.9% (Cost: $59,852,697)                                                                     63,136,373
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK
Fresenius Medical Care AG(1)                                                                       70,000              16,100
Mesa, Inc. - Series A, 8.000%, 6/30/08(1)                                                         267,557           1,371,227
------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK - 1.7% (Cost: $1,135,603)                                                                     1,387,327
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
------------------------------------------------------------------------------------------------------------------------------
Randgold and Exploration Company, Ltd., 7.000%, Due 10/03/01(1)                                   750,000             753,750
------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 0.9% (Cost: $765,750)                                                                       753,750



                                                                   FOREIGN CURRENCY(4)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Amarc Resources, Ltd., Warrants, Strike CAD2.05,
 Expire 07/16/97(3,5,6)                                                           CAD              65,000              55,741
Anooraq Resources Corporation, Warrants, Strike CAD2.07,
 Expire 09/12/97(3,5,6)                                                           CAD              65,000              65,220
Brazilian Resources, Inc., 1/2 Warrants, Strike CAD0.50,
 Expire 03/04/99(3,5)                                                             CAD              61,218              16,998
Calahoo Petroleum, Ltd., 3/4 Warrants, Strike CAD0.65,
 Expire 06/28/97(3,5)                                                             CAD           1,327,500             312,517
Farallon Resources, Ltd. Warrants, Strike CAD6.25,
 Expire 05/07/97(3,5)                                                             CAD              45,000             284,837
NDU Resources, Ltd., Warrants, Strike CAD2.31,
 Expire 05/17/98(3,5,6)                                                           CAD              75,000                   -
Solomon Resources, Ltd., 1/2 Warrants, Strike CAD1.05,
 Expire 01/03/98(3,5,6)                                                           CAD              75,000              51,466
Valerie Gold Resources, Ltd., 1/2 Warrants, Strike CAD20.00,
 Expire 12/27/97(3,5)                                                             CAD               3,500                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.0% (Cost: $0.00)                                                                                   786,779


The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY
SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(4)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

OPTIONS
------------------------------------------------------------------------------------------------------------------------------
Menzies Gold NL., Options, Strike AUD1.00, Expire 04/30/98(3,5)                   AUD              57,437      $            -
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 0.0% (COST: $0.00)                                                                                          -


                                                                                                CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------
December 96    650                                                                                    175             133,437
------------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 0.2% (Cost: $208,337)                                                                             133,437

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 80.7% (Cost: $61,962,387)                                                                      66,197,666
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      972
Australian Dollars                                                                                                      1,013
U.S. Treasury Bill, 4.60%, Due 10/03/96, $5,000,000 par                                                             4,998,722
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/1/96, maturity value $12,123,633 (collateralized by $8,760,000 par value
     U.S. Treasury Notes, 12.00%, due 8/15/13)                                                                     12,122,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 20.9%                                                                            17,122,707
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (1.6)%                                                                                    (1,267,205)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $   82,053,168
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  ADR - American Depository Receipts.

(3)  Fair-valued security. See 1.a. in Notes to Financial Statements.

(4) Foreign-denominated security; AUD - Australian Dollar; CAD - Canadian Dollar; FIM - Finnish Markka; GBP - British Pound; SGD - Singapore Dollar.

(5)  See 4.f. in Notes to Financial Statements.

(6)  See 4.e. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $61,962,387)                                                                      $   66,197,666
Cash and cash equivalents                                                                                          17,122,707
Receivable for investments sold                                                                                     1,636,229
Receivable for fund shares subscribed                                                                               1,044,546
Receivable from adviser                                                                                                51,665
Organizational cost                                                                                                    28,010
Dividend/interest receivable                                                                                           16,919
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       86,097,742

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                                                   3,816,147
Payable for fund shares redeemed                                                                                      131,875
Accrued expenses                                                                                                       81,141
Payable to distributor                                                                                                 15,411
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   4,044,574

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   82,053,168
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    77,435,304
Accumulated net investment loss                                                                                       (21,487)
Accumulated net realized gain on investments                                                                          404,044
Net unrealized appreciation on investments                                                                          4,235,307
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   82,053,168
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        13.14
     Net Asset Value, offering and redemption price per share
     (Net assets of $82,053,168 applicable to 6,245,663 shares
     of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $     306,356
Dividends (net of foreign tax withheld of $3,692)                                                                     122,247
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               428,603

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              231,097
Custodian and transfer agent fees                                                                                      96,292
Professional fees                                                                                                      62,788
Administrative expense                                                                                                 57,774
Distribution fees                                                                                                      57,774
Shareholder reports                                                                                                    31,800
Registration and filing fees                                                                                           20,352
Trustees' fees and expenses                                                                                            16,714
Organizational expense                                                                                                  4,891
Insurance fees                                                                                                            213
Other                                                                                                                      22
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        579,717
Less:  Reimbursement from adviser                                                                                    (128,721)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   450,996

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (22,393)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                                      404,044
Net change in unrealized appreciation on investments                                                                4,229,217
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  4,633,261

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $    4,610,868
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS


                                                                                             FOR THE NINE             FOR THE
                                                                                             MONTHS ENDED        PERIOD ENDED
                                                                                                  9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                               $      (22,393)     $          906
Net realized gain on investments                                                                  404,044                   -
Net change in unrealized appreciation on investments                                            4,229,217               6,090
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            4,610,868               6,996

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gain on investments                                                                            -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           76,650,556             784,748
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               76,650,556             784,748

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   81,261,424             791,744
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               791,744                   0
End of period                                                                                 $82,053,168            $791,744
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS


                                                                                             FOR THE NINE             FOR THE
FOR A SHARE OUTSTANDING                                                                      MONTHS ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                           9/30/96           12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $       10.12       $       10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                                                        (0.01)               0.02
Net realized gain and change in unrealized appreciation on investments                               3.03                0.10
------------------------------------------------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting From Operations                                                 3.02                0.12

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                                                -                   -
Distributions from realized gains on investments                                                        -                   -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        13.14      $        10.12
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        29.84%               1.20%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $   82,053,168      $      791,744
Ratio of Expenses to Average Net Assets                                                              1.93%(2)            2.60%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets                                         (0.10)%(2)           1.84%(2)
Portfolio Turnover Rate                                                                                60%                  0%
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the nine months ended September 30, 1996, and the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, would have been 2.48% and 14.25%, respectively, and the ratio of net investment loss to average net assets would have been (0.65)% and (9.81)%, respectively.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

     Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Global Natural Resources Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1

SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities, including options and foreign securities, are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At September 30, 1996, 97.9% of the Fund's positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At September 30, 1996, 2.1% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

                                                   ROBERTSON, STEPHENS & COMPANY

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2

CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the period from November 15, 1995 (commencement of operations), through December 31, 1995, were as follows:


1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   8,184,634        $101,922,661
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                              8,184,634         101,922,661

----------------------------------------------------------------------------
Shares redeemed                              (2,017,182)        (25,272,105)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  6,167,452        $ 76,650,556
----------------------------------------------------------------------------

11/15/95 - 12/31/95                              SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                      79,226        $    794,930
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                                 79,226             794,930

----------------------------------------------------------------------------
Shares redeemed                                  (1,015)            (10,182)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                     78,211            $784,748
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the

THE GLOBAL NATURAL RESOURCES FUND THIRD-QUARTER REPORT average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $231,097 and $57,774, respectively. RSIM has voluntarily agreed to reimburse the Fund for any annual operating expenses exceeding an annual expense ratio of 1.95%. For the nine months ended September 30, 1996, the Adviser agreed to reimburse $128,721 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $57,774.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $2,302 to RS & Co., which represented 0.9% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 60%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $61,962,387. Accumulated net unrealized appreciation on investments was $4,235,307, consisting of gross unrealized appreciation and depreciation of $6,914,068 and $(2,678,761), respectively.

                                                   ROBERTSON, STEPHENS & COMPANY

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $78,973,852 and $14,655,458, respectively.

d. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At September 30, 1996, the Fund had its largest concentration of foreign investments, worth 33% of the Fund's total assets, in Canada.

e. RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At September 30, 1996, the Fund held restricted securities with an aggregate value of $868,567, which represented 1.0% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                  SHARES      COST     VALUE    ACQUISITION
SECURITY                            (000)     (000)     (000)          DATE
----------------------------------------------------------------------------
Amarc Resources, Ltd.                 65      $ 97     $ 105        7/17/96
Amarc Resources, Ltd. Warrants        65         0        56        7/17/96
Anooraq Resources Corporation         65        98       125        9/11/96
Anooraq Resources Corporation
   Warrants                           65         0        65        9/11/96
Corona Goldfields, Inc.              413       300       303        6/18/96
NDU Resources, Ltd.                   75       110        76        5/16/96
NDU Resources, Ltd. Warrants          75         0         0        5/16/96
Solomon Resources, Ltd.               75        47        87        7/03/96
Solomon Resources, Ltd.
   Warrants                           75         0        51        7/03/96
----------------------------------------------------------------------------


f. OPTIONS AND WARRANTS:
Options and warrants normally entitle the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations were not readily available were valued such that when the exercise price of the option or warrant was less than that of the underlying common stock, the option or warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the option or warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
BANKS - 3.3%
Bank United Corporation, Class A(1)                                                                50,000      $    1,243,750
Collective Bancorp, Inc.                                                                           80,000           2,280,000
Commercial Federal Corporation                                                                     70,000           3,010,000
Corestates Financial Corporation                                                                   80,000           3,460,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,993,750
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
FemRx, Inc.(1)                                                                                    130,000           1,072,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,072,500
------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 2.6%
BMC West Corporation(1)                                                                           240,000           3,330,000
Royal Plastics Group, Ltd.(1)                                                     CAD             125,000           2,133,654
Texas Industries, Inc.                                                                             40,000           2,395,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,858,654
------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.7%
National Education Corporation(1)                                                                 220,000           4,207,500
U-Ship, Inc.(1)                                                                                   250,000             812,500
Wallace Computer Services, Inc.                                                                   105,000           2,966,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,986,250
------------------------------------------------------------------------------------------------------------------------------
CLOTHING/RETAIL - 5.9%
Adidas AG, ADR, 144A(3,4,6)                                                                        60,000           2,730,000
Brown Group, Inc.                                                                                 110,000           2,557,500
Regis Corporation                                                                                  85,000           2,210,000
Saks Holdings, Inc.(1)                                                                             93,000           3,255,000
Sport-Haley, Inc.(1)                                                                              230,000           2,875,000
Vans, Inc.(1)                                                                                     200,000           3,825,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   17,452,500
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.6%
ADT, Ltd.(1)                                                                                      180,000           3,442,500
Pittston Brink's Group                                                                            110,000           3,451,250
Western Staff Services, Inc.(1)                                                                   170,000           2,571,250
Youth Services International, Inc.(1)                                                              90,000           1,248,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,713,750
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 3.2%
Applied Magnetics Corporation(1)                                                                  100,000           1,775,000
Data Translation, Inc.(1)                                                                         125,000           1,406,250
Scientific Games Holdings Corporation(1)                                                          145,000           3,026,875
Sun Microsystems, Inc.(1)                                                                          55,000           3,416,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,625,000
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.2%
BMC Software, Inc.(1)                                                                              50,000      $    3,975,000
Computer Associates International, Inc.(1)                                                         47,000           2,808,250
Cylink Corporation(1)                                                                              60,000             862,500
Dynamic Healthcare Technologies, Inc.(1)                                                          230,000           1,351,250
Eagle Point Software Corporation(1)                                                               100,000             525,000
Platinum Technology, Inc.(1)                                                                      140,000           1,767,500
Synopsys, Inc.(1)                                                                                  30,000           1,383,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,673,250
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 3.0%
Compuware Corporation(1)                                                                           85,000           3,888,750
Software 2000, Inc.(1)                                                                            135,000           1,316,250
Vanstar Corporation(1)                                                                            150,000           3,637,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,842,500
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 2.1%
Abercrombie & Fitch Company, Class A(1)                                                             9,100             222,950
CompUSA, Inc.(1)                                                                                   60,000           3,240,000
Gap, Inc.                                                                                          95,000           2,743,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,206,075
------------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 1.6%
Cabletron Systems, Inc.(1)                                                                         40,000           2,735,000
FORE Systems, Inc.(1)                                                                              50,000           2,068,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,803,750
------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 3.2%
Affiliated Computer Services, Inc., Class A(1)                                                     50,000           2,937,500
Electronic Data Systems Corporation                                                                55,000           3,375,625
SunGard Data Systems, Inc.(1)                                                                      45,000           2,025,000
Equifax, Inc.                                                                                      50,000           1,318,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,656,875
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.9%
American Power Conversion Corporation(1)                                                          170,000           2,486,250
Harman International Industries, Inc.                                                              62,500           3,046,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,533,125
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 2.8%
El Paso Natural Gas Company                                                                        70,000           3,080,000
Noble Affiliates, Inc.                                                                             60,000           2,535,000
Questar Corporation                                                                                80,500           2,847,688
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,462,688
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(2)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY SERVICES - 4.1%
3-D Geophysical, Inc.(1)                                                                          100,000      $      825,000
Drilex International, Inc.(1)                                                                     110,000           1,608,750
Smith International, Inc.(1)                                                                      100,000           3,512,500
Tuboscope Vetco International Corporation(1)                                                      165,000           2,578,125
Varco International, Inc.(1)                                                                      115,000           2,026,875
Veritas DGC, Inc.(1)                                                                               90,000           1,620,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,171,250
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
Anchor Gaming(1)                                                                                   12,500             778,125
Hollywood Entertainment Corporation(1)                                                            135,000           2,767,500
International Game Technology, Inc.(1)                                                            120,000           2,460,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,005,625
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.7%
Philip Environmental, Inc.(1)                                                                     260,000           2,470,000
Tetra Technologies, Inc.(1)                                                                       140,000           2,572,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,042,500
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.6%
Amresco, Inc.(1)                                                                                  100,000           2,287,500
Conseco, Inc.                                                                                      60,000           2,955,000
Federal National Mortgage Association                                                              75,000           2,615,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,858,125
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/HMO - 1.7%
Diagnostic Health Services, Inc.(1)                                                               200,000           1,675,000
Renal Care Group, Inc.(1)                                                                          20,000             740,000
TheraTx, Inc.(1)                                                                                  100,000           1,187,500
Vencor, Inc.(1)                                                                                    50,000           1,612,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,215,000
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.5%
Everest Reinsurance Holdings, Inc.                                                                 80,000           1,980,000
GCR Holdings, Ltd.                                                                                120,000           2,895,000
W.R. Berkley Corporation                                                                           55,000           2,516,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,391,250
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.6%
American Homestar Corporation(1)                                                                   42,000           1,021,125
Cavalier Homes, Inc.                                                                              120,000           2,220,000
LSI Industries, Inc.                                                                              140,000           2,240,000
Oregon Metallurgical Corporation                                                                   15,000             487,500
Skyline Corporation                                                                               160,000           4,400,000
UNR Industries, Inc.                                                                               75,000             496,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,865,500
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

MEDIA - 1.7%
Liberty Media Corporation, Grade A(1)                                                             100,000      $    2,862,500
Lin Television Corporation(1)                                                                      40,000           1,640,000
Univision Communications, Inc., Class A(1)                                                         17,000             569,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,072,000
------------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.2%
Meridian Diagnostics, Inc.                                                                        155,000           2,073,125
Novoste Corporation(1)                                                                            194,000           2,570,500
Spine-Tech, Inc.(1)                                                                                65,000           1,820,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    6,463,625
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 1.0%
Biosource International, Inc.(1)                                                                  130,000           1,170,000
PLC Systems, Inc.(1)                                                                               70,000           1,925,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,095,000
------------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES/PARTS SUPPLIERS - 0.8%
Boyds Wheels, Inc.(1)                                                                             190,000           2,493,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,493,750
------------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 2.3%
3Com Corporation(1)                                                                                40,000           2,402,500
Storage Technology Corporation(1)                                                                  85,000           3,219,375
Teledata Communications, LTD.(1)                                                                   75,000           1,378,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,000,000
------------------------------------------------------------------------------------------------------------------------------
OIL/GAS DRILLING - 4.4%
Diamond Offshore Drilling, Inc.(1)                                                                 52,500           2,887,500
Global Marine, Inc.(1)                                                                            115,000           1,811,250
Noble Drilling Corporation(1)                                                                     220,000           3,327,500
Rowan Companies, Inc.(1)                                                                           75,000           1,396,875
Transocean Offshore, Inc.                                                                          60,003           3,675,183
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,098,308
------------------------------------------------------------------------------------------------------------------------------
PUBLISHING - 1.0%
Deluxe Corporation                                                                                 75,000           2,831,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,831,250
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.4%
Allergan, Inc.                                                                                     70,000           2,668,750
Bergen Brunswig Corporation, Class A                                                              100,000           3,175,000
Cardinal Health, Inc.                                                                              15,000           1,239,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,083,125
------------------------------------------------------------------------------------------------------------------------------
R.E.I.T. - 1.4%
Ambassador Apartments, Inc.(1)                                                                     80,000           1,430,000
Bedford Property Investors, Inc.                                                                   95,000           1,353,750
Storage Technology Corporation(1)                                                                  85,000           1,331,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,115,000
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(2)             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - 1.9%
Monsanto Company                                                                                  100,000      $    3,650,000
Olin Corporation                                                                                   25,000           2,100,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,750,000
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 1.3%
Fisher Scientific International, Inc.                                                              92,500           3,815,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,815,625
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.5%
Comsat Corporation                                                                                125,000           2,828,125
Loral Space & Communications(1)                                                                   100,000           1,575,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,403,125
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.4%
Atlantic Southeast Airlines, Inc.                                                                 100,000           2,200,000
Genesee & Wyoming, Inc., Class A(1)                                                               100,000           2,725,000
Hvide Marine, Inc., Class A(1)                                                                    175,000           2,275,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,200,000
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.3%
Houston Industries, Inc.                                                                           90,000           1,991,250
Montana Power Company                                                                              55,000           1,175,625
Oklahoma Gas and Electric Company                                                                  60,000           2,400,000
Unicom Corporation                                                                                 50,000           1,256,250
Western Resources, Inc.                                                                           105,000           3,058,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,881,250
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 86.3% (Cost: $229,133,251)                                                                  257,731,975
------------------------------------------------------------------------------------------------------------------------------


                                                                                                CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------
S&P INDEX PUT OPTIONS
December 96  665                                                                                      500             525,000
December 96  675                                                                                      300             371,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      896,250
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 0.3% (Cost: 1,363,650)                                                                            896,250
------------------------------------------------------------------------------------------------------------------------------


                                                                                                   SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.4%
The Sakura Bank, Ltd. 7.50%, Expires 10/01/01, 144A(3,4)                                               18           1,065,530
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,065,530
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.8%
Mesa, Inc., 8.00%, Expires 6/30/08, Series A                                                      470,374           2,410,664
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,410,664
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL COMPONENTS - 0.7%
Westinghouse Electric Corporation, $1.30, Expires 6/01/97,
 Series C(3)                                                                                      125,000      $    2,140,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,140,625
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.9%
Tyco Toys Inc., 8.25%, Expires 7/01/00, Series C                                                  410,000           2,562,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,562,500
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
Merrill Lynch 'COX', STRYPES, 6.00%, Expires 6/01/99(5)                                            60,000           1,200,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,200,000
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.9%
Trans World Airlines, Inc., 8.00%, Expires 12/31/49, 144A(3,4)                                     75,000           2,606,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,606,250
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
CalEnergy Capital Trust, 6.25%, Expires 3/10/16, 144A(3,4)                                         30,000           1,845,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,845,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS -  4.6% (Cost: $13,633,203)                                                     13,830,569
------------------------------------------------------------------------------------------------------------------------------


                                                                                                      PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.4%
SoftKey International, Inc., 5.50%, Due 11/01/00, 144A(3,4)                                     1,500,000           1,209,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,209,375
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 0.1%
Sports and Recreation, Inc. 4.25%, Due 11/01/00(3)                                                500,000             370,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      370,000
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.2%
Intermagnetics General Corporation, 5.75%, Due 9/15/03, 144A(3,4)                                 500,000             507,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      507,500
------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.8%
Molten Metal Technology, Inc., 5.50%, Due 5/01/06, 144A(3,4)                                    2,250,000           2,295,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,295,000
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 0.4%
Healthsource, Inc., 5.00% Due 3/01/03, 144A(3,4)                                                1,750,000           1,371,563
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,371,563
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 0.8%
Empresas ICA Sociedad 5.00%, Due 3/15/04(3)                                                     3,500,000           2,450,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,450,000
------------------------------------------------------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL - 0.2%
Robbins & Myers, Inc. 6.50%, Due 09/01/03(3)                                                      500,000             515,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      515,000
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                 FOREIGN CURRENCY(2)                PAR               VALUE
------------------------------------------------------------------------------------------------------------------------------

MEDICAL SERVICES - 0.7%
ARV Assisted Living Concepts, Inc., 6.75%, Due 4/01/06, 144A(3,4)                               1,000,000      $      970,000
Renal Treatment Centers, Inc., 5.625%, Due 7/15/06, 144A3, 4                                    1,000,000           1,162,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,132,500
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 0.4%
Rotech Medical Corporation, 5.25%, Due 6/01/03, 144A(3,4)                                       1,250,000           1,075,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,075,000
------------------------------------------------------------------------------------------------------------------------------
OIL/GAS SERVICES - 0.7%
Nabors Industries, Inc., 5.00%, Due 5/15/06(3)                                                  1,500,000           1,528,125
Pride Petroleum Services, Inc., 6.25%, Due 2/15/06                                                500,000             650,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,178,125
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.7%
Midcom Communications, 144A, 8.25%, Due 9/15/03(3,4)                                            1,900,000           2,166,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,166,000
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 0.5%
Broadband Technologies, Inc., 5.00%, Due 5/15/01, 144A(3,4)                                     1,750,000           1,408,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,408,750
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 5.9% (Cost: $17,724,226)                                                                 17,678,813
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIP, Due 11/15/24                                                               9,140,000           1,284,810
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL GOVERNMENT BONDS - 0.4% (Cost:$1,264,231)                                                                     1,284,810
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.5% (Cost: $263,118,561)                                                                    291,422,417
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                1,432,819
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value, $7,814,053 (collateralized by
     $5,650,000 par value U.S. Treasury Notes, 12.00%, due 8/15/13)                                                 7,813,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES
 SOLD SHORT - 3.1%                                                                                                  9,245,819
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 1.8%                                                            5,389,997
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT - (2.6)%  (Proceeds: $5,389,997)                                                         $   (7,852,812)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.2%                                                                                              621,423
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  298,826,844
------------------------------------------------------------------------------------------------------------------------------


(1)  Non-income-producing security.

(2)  Foreign-denominated security; CAD - Canadian Dollar.

(3)  Fair-value security. See 1.a. in Notes to Financial Statements.

(4) These securities may be resold in transactions exempt from registration, under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.

(5) STRYPES -- Structured Yield Product Exchangeable for Stock. (Cox Communications), Due 1999.

(6)  ADR - American Depository Receipt.


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS

SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $263,118,561)                                                                     $  291,422,417
Deposits with brokers and custodian bank for securities sold short                                                  9,245,819
Receivable from brokers for securities sold short                                                                   5,389,997
Receivable for investments sold                                                                                    11,376,176
Receivable for fund shares subscribed                                                                               1,385,052
Dividends/interest receivable                                                                                         583,552
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      319,403,013
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Securities sold short (Proceeds: $5,389,997)                                                                        7,852,812
Payable for investments purchased                                                                                   5,660,665
Payable to adviser                                                                                                    232,683
Payable for fund shares redeemed                                                                                      200,698
Accrued expenses                                                                                                      197,609
Payable to distributor                                                                                                 58,171
Payables, other                                                                                                     6,373,531
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                  20,576,169
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  298,826,844
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   262,476,087
Accumulated undistributed net investment income                                                                        58,734
Accumulated net realized gain from investments                                                                      9,142,947
Accumulated net realized gain from securities sold short                                                            1,308,035
Net unrealized appreciation on investments                                                                         28,303,856
Net unrealized depreciation on securities sold short                                                               (2,462,815)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  298,826,844
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        13.34
     Net Asset Value, offering and redemption price per share
     (net assets of $298,826,844 applicable to 22,398,626 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax withheld of $3,737)                                                              $    2,069,070
Interest                                                                                                              981,366
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             3,050,436
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            1,682,791
Distribution fees                                                                                                     420,698
Administrative fees                                                                                                   420,698
Custodian and transfer agent fees                                                                                     228,178
Shareholder reports                                                                                                    80,978
Registration and filing fees                                                                                           71,580
Professional fees                                                                                                      65,070
Trustees' fees and expense                                                                                             18,528
Interest expense                                                                                                        2,069
Insurance fees                                                                                                          1,112
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                      2,991,702

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  58,734
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND SECURITIES SOLD SHORT
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 12,654,922
Net realized gain from securities sold short                                                                        1,243,660
Net change in unrealized appreciation on investments                                                               14,943,456
Net change in unrealized depreciation on securities sold short                                                     (2,508,627)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS AND SECURITIES SOLD SHORT                       26,333,411

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $   26,392,145
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE NINE             FOR THE
                                                                                             MONTHS ENDED        PERIOD ENDED
                                                                                                  9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                               $       58,734      $       (5,124)
Net realized gain/(loss) from investments                                                      12,654,922          (3,511,975)
Net realized gain from securities sold short                                                    1,243,660              64,375
Net change in unrealized appreciation on investments                                           14,943,456          13,360,400
Net change in unrealized (depreciation)/appreciation on securities sold short                  (2,508,627)             45,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           26,392,145           9,953,488

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                          135,532,733         126,948,478
------------------------------------------------------------------------------------------------------------------------------
Total Capital Share Transactions                                                              135,532,733         126,948,478

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  161,924,878         136,901,966
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           136,901,966                   0
End of period                                                                              $  298,826,844      $  136,901,966
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

                                                                                             FOR THE NINE             FOR THE
FOR A SHARE OUTSTANDING                                                                      MONTHS ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                           9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period                                                       $        11.24      $        10.00

------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   0                   0
Net realized gain and net change in unrealized appreciation from investments
     and securities sold short                                                                       2.10                1.24
Net Increase in Net Assets Resulting From Operations                                                 2.10                1.24

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                -                   -
Distributions from realized gains on investments                                                        -                   -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        13.34      $        11.24
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        18.68%              12.40%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                    $298,826,844        $136,901,966
Ratio of Expenses to Average Net Assets                                                              1.77%               1.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets                                          0.03%              (0.01)%
Portfolio Turnover Rate                                                                               160%                 97%
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period.
     Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At September 30, 1996, 91% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, approximately 9% of the Fund's long positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

                                                   ROBERTSON, STEPHENS & COMPANY

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


Note 2    Capital Shares:

a. Transactions:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, were as follows:


1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  20,811,254        $267,827,596
Share reinvested                                      0                   0
----------------------------------------------------------------------------
                                             20,811,254         267,827,596

----------------------------------------------------------------------------
Shares redeemed                             (10,595,960)       (132,294,863)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                 10,215,294        $135,532,733
----------------------------------------------------------------------------

7/12/95 - 12/31/95                               SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  14,440,164        $150,810,508
Share reinvested                                      0                   0
----------------------------------------------------------------------------
                                             14,440,164         150,810,508

----------------------------------------------------------------------------
Shares redeemed                              (2,256,832)        (23,862,030)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                 12,183,332        $126,948,478
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from January 1, 1996, through September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $1,682,791 and $420,698, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees and dividend expense for short sales that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. At September 30, 1996, there was no expected reimbursement of advisory fees and other expenses.

Robertson Stephens Investment Management has agreed to waive its fee under its Administrative Services Agreement with the Growth & Income Fund, and to bear certain expenses of the Fund, to the extent necessary so that Other Expenses (excluding any brokerage, interest, taxes, deferred organizational expenses, and extraordinary expenses) will not exceed 0.05% of the Fund's average daily net assets.

THE GROWTH & INCOME FUND THIRD-QUARTER REPORT

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $18,528 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from January 1, 1996, through September 30, 1996, the Fund incurred distribution fees of $420,698.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $118,610 to RS & Co., which represented 13% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold

                                                   ROBERTSON, STEPHENS & COMPANY

short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 160%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments and securities sold short for federal income tax purposes was $268,508,558. Accumulated net unrealized appreciation on investments and securities sold short was $25,841,041, consisting of gross unrealized appreciation and depreciation of $38,269,088 and $(12,428,047), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $502,834,514 and $355,927,786, respectively.

d. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be fully collateralized.

The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales against the box) to 25% of the Fund's total assets. At September 30, 1996, the Fund had 2% of its total assets in short positions. For the nine months ended September 30, 1996, the cost of investments purchased to cover short sales and proceeds from investments sold short were $26,920,978 and $32,241,698, respectively.

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING - 0.1%
The Leap Group, Inc.                                                                                  500      $        5,062
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        5,062
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.0%
Cambridge Technology Partners, Inc.                                                                20,000             605,000
CellNet Data Systems, Inc.                                                                          6,700             105,525
Claremont Technology Group, Inc.                                                                   25,000             900,000
Omnicare, Inc.(1)                                                                                  20,000             610,000
Precision Response Corporation                                                                     20,000             770,000
Renaissance Solutions, Inc.                                                                        25,000           1,059,375
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,049,900
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 9.4%
Adaptec, Inc.                                                                                      30,000           1,800,000
Compaq Computer Corporation                                                                        45,000           2,885,625
Dell Computer Corporation                                                                          40,000           3,110,000
Gateway 2000, Inc.                                                                                 35,000           1,675,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,471,250
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 21.7%
Clarify, Inc.                                                                                      10,000             620,000
Datastream Systems, Inc.                                                                           20,000             605,000
Forte Software, Inc.                                                                               29,000           1,138,250
Informix Corporation                                                                               20,000             557,500
Legato Systems, Inc.                                                                               25,000           1,187,500
McAfee Associates, Inc.                                                                            20,000           1,380,000
Microsoft Corporation                                                                              17,500           2,307,812
Netscape Communications Corporation                                                                45,000           2,086,875
Oracle Corporation                                                                                 15,000             638,438
PeopleSoft, Inc.                                                                                   30,000           2,497,500
Rational Software Corporation                                                                      54,000           1,842,750
Remedy Corporation                                                                                 45,000           3,600,000
Synopsys, Inc.                                                                                     20,000             922,500
Vantive Corporation                                                                                37,500           2,428,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   21,812,250
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.7%
National TechTeam, Inc.                                                                             3,200              86,800
Vanstar Corporation                                                                                30,000             727,500
Wind River Systems, Inc.                                                                           20,000             885,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,699,300
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

CONSUMER/SPECIALTY RETAIL - 1.7%
Abercrombie & Fitch Company, Class A                                                                2,100      $       51,450
CDW Computer Centers, Inc.                                                                         25,000           1,706,250
TAG Heuer International SA, ADR(3)                                                                  1,200              23,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,781,400
------------------------------------------------------------------------------------------------------------------------------
DATA COMMUNICATIONS - 14.3%
3Com Corporation                                                                                   43,500           2,612,719
Ascend Communications, Inc.                                                                        60,000           3,967,500
Cabletron Systems, Inc.                                                                            34,500           2,358,937
Cisco Systems, Inc.                                                                                40,000           2,482,500
FORE Systems, Inc.                                                                                 70,000           2,896,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,317,906
------------------------------------------------------------------------------------------------------------------------------
DESIGN/ENGINEERING - 5.2%
Cadence Design Systems, Inc.                                                                       73,000           2,609,750
Parametric Technology Corporation                                                                  52,000           2,567,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,177,250
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 3.9%
GMIS, Inc.                                                                                         81,000           1,954,125
HBO & Company(1)                                                                                   30,000           2,002,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,956,625
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.8%
PRI Automation, Inc.                                                                               25,000             818,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      818,750
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 13.6%
Altera Corporation                                                                                 20,000           1,012,500
Atmel Corporation                                                                                  57,500           1,775,313
Intel Corporation(1)                                                                               10,000             954,375
Level One Communications, Inc.                                                                     30,000           1,027,500
Linear Technology Corporation(1)                                                                   40,000           1,475,000
Microchip Technology, Inc.                                                                         50,000           1,868,750
Micron Technology, Inc.(1)                                                                        110,000           3,355,000
S3, Incorporated                                                                                   30,000             592,500
Triquint Semiconductor, Inc.                                                                       34,000             790,500
Vitesse Semiconductor Corporation                                                                  20,000             772,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,623,938
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT - 16.0%
ADC Telecommunications, Inc.                                                                       20,000      $    1,280,000
Andrew Corporation                                                                                 20,000             997,500
Cascade Communications Corporation                                                                 40,000           3,260,000
DSP Communications, Inc.                                                                           20,000           1,117,500
Newbridge Networks Corporation                                                                     30,000           1,912,500
PairGain Technologies, Inc.                                                                        56,800           4,437,500
Sawtek, Inc.                                                                                       35,000             910,000
Tellabs, Inc.                                                                                      30,000           2,118,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   16,033,750
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK - 92.4% (Cost: $79,421,664)

------------------------------------------------------------------------------------------------------------------------------
WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Intel Corporation, Warrants, Strike $40.75, Expire 3-14-97(2)                                      34,500           1,957,875
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 1.9% (Cost $1,202,469)                                                                             1,957,875

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 94.3% (Cost $80,624,133)                                                                       94,705,256
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  401,314
Repurchase Agreement
     State Street Bank & Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value $13,790,847 (collateralized by $9,905,000 par value
     U.S. Treasury Note, 12.00%, due 8/15/13)                                                                      13,708,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 14.1%                                                                            14,109,314

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (8.4)%                                                                                    (8,427,186)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $  100,387,384
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2)  See 4.d. in Notes to Financial Statements.

(3)  ADR - American Depository Receipt.


The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS

SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $80,624,133)                                                                      $   94,705,256
Cash and cash equivalents                                                                                          14,109,314
Receivable for investments sold                                                                                     4,946,395
Receivable for fund shares subscribed                                                                               2,644,205
Receivable, other                                                                                                      29,857
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      116,435,027

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                  15,537,181
Payable for fund shares redeemed                                                                                      316,803
Payable to adviser                                                                                                     77,998
Payable to distributor                                                                                                 15,600
Accrued expenses                                                                                                      100,061
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                  16,047,643

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                  100,387,384
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    88,633,976
Accumulated net investment loss                                                                                      (873,743)
Accumulated net realized loss from investments                                                                     (1,453,972)
Net unrealized appreciation on investments                                                                         14,081,123
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  100,387,384
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        11.79
     Net Asset Value, offering, and redemption price per share
     (Net assets of $100,387,384 applicable to 8,516,174 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT

STATEMENT OF OPERATIONS


FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $       90,500
Dividends                                                                                                               6,065
Other                                                                                                                   2,557
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                99,122

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              454,204
Custodian and transfer agent fees                                                                                     118,042
Distribution fees                                                                                                     113,551
Administrative expense                                                                                                113,551
Professional fees                                                                                                      70,627
Shareholder reports                                                                                                    47,103
Registration and filing fees                                                                                           32,320
Trustees' fees and expenses                                                                                            16,714
Organizational expense                                                                                                  4,891
Interest expense                                                                                                        1,450
Insurance fee                                                                                                             412
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                        972,865

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                  (873,743)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                    662,549
Net change in unrealized appreciation on investments                                                               13,825,537
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 14,488,086

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $   13,614,343
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE             FOR THE
                                                                                        NINE MONTHS ENDED        PERIOD ENDED
                                                                                                  9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $     (873,743)     $      (23,511)
Net realized gain/(loss) from investments                                                         662,549          (2,116,521)
Net change in unrealized appreciation on investments                                           13,825,537             255,586
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                13,614,343          (1,884,446)

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           53,947,405          34,710,082
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               53,947,405          34,710,082

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   67,561,748          32,825,636
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                              32,825,636                   0
End of year                                                                                $  100,387,384      $   32,825,636
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.


The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT

FINANCIAL HIGHLIGHTS


                                                                                                  FOR THE             FOR THE
FOR A SHARE OUTSTANDING                                                                 NINE MONTHS ENDED        PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                            9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $         9.30      $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 (0.14)              (0.01)
Net realized gain/(loss) and net change in unrealized
     appreciation/(depreciation) on investments                                                      2.63               (0.69)
------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
     Resulting From Operations                                                                       2.49               (0.70)

------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        11.79      $         9.30
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        26.77%              (7.00)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $  100,387,384      $   32,825,636
Ratio of Expenses to Average Net Assets                                                              2.14%               2.13%
Ratio of Net Investment Loss to Average Net Assets                                                  (1.93)%             (0.89)%
Portfolio Turnover Rate                                                                               256%                 89%
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on November 15, 1995.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS


The Information Age Fund-TM- (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities, including options, are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At September 30, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product develop-

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT ment and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to

                                                   ROBERTSON, STEPHENS & COMPANY

report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the period from November 15, 1995 (commencement of operations), to December 31, 1995, were as follows:

1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  12,526,840        $128,920,361
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             12,526,840         128,920,361

----------------------------------------------------------------------------
Shares redeemed                              (7,541,301)        (74,972,956)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  4,985,539        $ 53,947,405
----------------------------------------------------------------------------

11/15/95 - 12/31/95                              SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   3,937,648        $ 38,546,017
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                              3,937,648          38,546,017

----------------------------------------------------------------------------
Shares redeemed                                (407,013)         (3,835,935)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  3,530,635        $ 34,710,082
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $454,204 and $113,551, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended September 30, 1996, there was no expected reimbursement of advisory fees and other expenses.

THE INFORMATION AGE FUND-TM- THIRD-QUARTER REPORT

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $113,551.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $16,455 to RS & Co., which represented 13% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 256%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $80,624,133. Accumulated net unrealized appreciation on investments was $14,081,123, consisting of gross unrealized appreciation and depreciation of $15,319,162 and $(1,238,039), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $205,163,315 and $155,176,367, respectively.

d. WARRANTS:
A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period. The Intel Corporation Warrants held by the Fund at September 30, 1996, were valued at the last sale price on the principal exchange or market on which they were traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS AND EQUIPMENT - 1.7%
Motorcar Parts and Accessories, Inc.                                                                6,000      $       79,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       79,500
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.1%
Biotransplant, Inc.                                                                                 7,500              52,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       52,500
------------------------------------------------------------------------------------------------------------------------------
CLOTHING-RETAIL - 5.6%
American Eagle Outfitters, Inc.                                                                     3,000              63,750
Sport-Haley, Inc.                                                                                   3,500              43,750
Supreme International Corporation                                                                   5,000              83,125
Vans, Inc.                                                                                          4,000              76,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      267,125
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 11.4%
Data Processing Resources Corporation                                                               3,500              77,000
E*Trade Group, Inc.                                                                                 8,000             105,500
Esmor Correctional Services, Inc.                                                                   3,000              42,375
Guest Supply, Inc.                                                                                  3,500              46,375
Rent Way, Inc.                                                                                      4,500              56,813
Staffmark, Inc.                                                                                    10,000             141,250
Youth Services International, Inc.                                                                  5,500              76,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      545,625
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 1.3%
Transact Technologies, Inc.                                                                         6,000              60,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       60,750
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.6%
Desktop Data, Inc.                                                                                  3,000              87,000
Hyperion Software Corporation                                                                       4,500              69,188
Imnet Systems, Inc.                                                                                 4,000              78,000
OrCAD, Inc.                                                                                         7,000              63,000
Peerless Systems Corporation                                                                        6,000              69,000
Smith Micro Software, Inc.                                                                          7,500              46,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      413,063
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 8.4%
Excite, Inc.                                                                                       12,000             100,500
Silicon Valley Research, Inc.                                                                      12,000              58,500
SS&C Technologies, Inc.                                                                             9,500              96,188
STB Systems, Inc.                                                                                   3,500              65,625
Visigenic Software, Inc.                                                                            7,000              78,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      399,563
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 3.1%
Cannondale Corporation                                                                              2,500              58,125
Norwood Promotional Products, Inc.                                                                  5,000              87,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      145,625
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

8


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

DATA PROCESSING SERVICES - 0.7%
Transaction Network Systems, Inc.                                                                   2,500      $       35,937
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       35,937
------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
Lodgenet Entertainment Corporation                                                                  6,000              73,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       73,500
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.5%
Willis Lease Finance Corporation                                                                    8,000              74,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       74,000
------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 1.7%
Opta Food Ingredients, Inc.                                                                         9,000              81,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       81,000
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 5.1%
American Oncology Resources, Inc.                                                                   4,000              45,000
Assisted Living Concepts, Inc.                                                                      5,000              95,000
Summit Medical Systems, Inc.                                                                        2,500              56,000
Vitalcom, Inc.                                                                                      9,000              46,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      242,125
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 1.3%
Horizon Mental Health Management, Inc.                                                              2,500              61,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       61,875
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.2%
Rockshox, Inc.                                                                                      4,000              60,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       60,000
------------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 2.0%
Lifeline Systems, Inc.                                                                              5,000              93,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       93,750
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 0.8%
Enterprise Systems, Inc.                                                                            1,500              38,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       38,625
------------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 1.8%
Molecular Devices Corporation                                                                       8,000              84,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       84,000
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.9%
Neurocrine Biosciences, Inc.                                                                        5,000              56,875
Pharmaceutical Product Development, Inc.                                                            3,000              81,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      137,875
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.4%
Rock Bottom Restaurants, Inc.                                                                       4,000              46,500
Taco Cabana, Inc., Class A                                                                         12,000              69,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      115,500
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                               9

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

RETAIL - 3.4%
Cost Plus, Inc.                                                                                     3,000      $       69,375
The Maxim Group, Inc.                                                                               6,000              95,250
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      164,625
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 2.6%
Asyst Technologies, Inc.                                                                            3,000              57,750
PRI Automation, Inc.                                                                                2,000              65,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      123,250
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.9%
ACT Manufacturing, Inc.                                                                             5,000              90,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       90,000
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.7%
Metro One Telecommunications, Inc.                                                                  6,000              81,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       81,000
------------------------------------------------------------------------------------------------------------------------------
TEXTILES - 1.6%
Quiksilver, Inc.                                                                                    3,000              75,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       75,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 75.3% (Cost $3,419,564)                                                                         3,595,813
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                       86
U.S. Treasury Bill, 5.49%, due 10/3/96, $400,000 par value                                                            399,898
Repurchase Agreement
     State Street Bank & Trust Company, 4.85%, dated 9/30/96, due 10/01/96, maturity value $1,125,152 (collateralized by $815,000 par value
     U.S. Treasury Note, 12%, due 8/15/13)                                                                          1,125,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 32.0%                                                                             1,524,984

------------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (7.3)%                                                                                      (348,079)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $    4,772,718
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS

SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $3,419,564)                                                                       $    3,595,813
Cash and cash equivalents                                                                                           1,524,984
Receivable for fund shares subscribed                                                                                 440,839
Receivable from adviser                                                                                                31,272
Receivable, other                                                                                                       4,363
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                        5,597,271
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments sold                                                                                          775,996
Payable for fund shares redeemed                                                                                       10,783
Accrued expenses                                                                                                       37,239
Payable to distributor                                                                                                    535
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     824,553

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $    4,772,718
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                     4,620,607
Accumulated net investment loss                                                                                        (3,013)
Accumulated net realized loss from investments                                                                        (21,125)
Net unrealized appreciation on investments                                                                            176,249
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $    4,772,718
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        10.57
     Net Asset Value, offering, and redemption price per share
     (Net assets of $4,772,718 applicable to 451,323 shares of
     beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM AUGUST 15, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       $        5,621
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                 5,621

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Custodian and transfer agent fees                                                                                      12,220
Professional fees                                                                                                       7,285
Investment advisory fees                                                                                                3,060
Trustees' fees and expenses                                                                                             2,867
Registration and filing fees                                                                                            2,444
Shareholder reports                                                                                                     1,457
Distribution fees                                                                                                         612
Administrative expense                                                                                                    612
Organizational expense                                                                                                    598
Insurance fee                                                                                                              14
------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                         31,169
Less: Reimbursement from adviser                                                                                      (22,535)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                     8,634

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                    (3,013)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                    (21,125)
Net change in unrealized appreciation on investments                                                                  176,249
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS                                                    155,124

------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                           $      152,111
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                      9/30/96(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                            $       (3,013)
Net realized loss from investments                                                                                    (21,125)
Net change in unrealized appreciation on investments                                                                  176,249
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  152,111

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       -
Realized gains on investments                                                                                               -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                         -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                                                4,620,607
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                                    4,620,607

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                                        4,772,718
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                         -
End of period                                                                                                  $    4,772,718
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on August 15, 1996.

The accompanying notes are an integral part of these financial statements.

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT

FINANCIAL HIGHLIGHTS


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                                9/30/96(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                                                     (0.02)
Net realized loss and net change in unrealized appreciation on investments                                               0.59
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                                     0.57

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                    -
Distributions from realized gains on investments                                                                            -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                 $        10.57
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                             5.70%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                          $4,772,718
Ratio of Expenses to Average Net Assets                                                                                  3.37%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (1.18)%(2)
Portfolio Turnover Rate                                                                                                     3%
------------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on August 15, 1996.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended September 30, 1996, would have been 12.15%, and the ratio of net investment loss to average net assets would have been (9.96)%.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens MicroCap Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 15, 1996. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At September 30, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include,

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, no security of the Fund was valued using these guidelines and procedures.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the period ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and

                                                   ROBERTSON, STEPHENS & COMPANY

accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, were as follows:

8/15/96 - 9/30/96                                SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                     492,055         $ 5,035,799
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                                492,055           5,035,799

----------------------------------------------------------------------------
Shares redeemed                                 (40,732)           (415,192)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                    451,323         $ 4,620,607
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, the Fund incurred investment advisory fees and administrative fees of $3,060 and $612, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, the Adviser agreed to reimburse $22,535 of its fees and other expenses.

THE MICROCAP GROWTH FUND THIRD-QUARTER REPORT

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $2,867 for the period from August 15, 1996 (Commencement of Operations), through September 30, 1996.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services effective on January 1, 1996, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, the Fund incurred distribution fees of $612.

                                                   ROBERTSON, STEPHENS & COMPANY

e.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, the Fund paid no brokerage commissions to RS & Co.


NOTE 4    INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, was 3%.

b.   TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $3,419,564. Accumulated net unrealized appreciation on investments was $176,249, consisting of gross unrealized appreciation and depreciation of $266,007 and ($89,758), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the period from August 15, 1996 (Commencement of Operations), through September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $3,521,939 and $40,625, respectively.

THE PARTNERS FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 5.7%
Lockheed Martin Corporation(1)                                                                     41,500      $    3,740,188
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,740,188
------------------------------------------------------------------------------------------------------------------------------
ALUMINUM - 3.6%
Kaiser Aluminum Corporation                                                                        57,500             668,438
MAXXAM, Inc.                                                                                       38,700           1,712,475
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,380,913
------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS/EQUIPMENT - 0.6%
Wescast Industries, Inc., Class A(1)                                                               20,000             380,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      380,000
------------------------------------------------------------------------------------------------------------------------------
BANKS - 2.6%
Bank United Corporation, Class A                                                                   66,800           1,661,650
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,661,650
------------------------------------------------------------------------------------------------------------------------------
CLOSED-END FUNDS - 0.7%
Cathay Investment Fund, Ltd.(1)                                                   HKD             375,000             436,441
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      436,441
------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 1.4%
American Buildings Company                                                                        35,000              927,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      927,500
------------------------------------------------------------------------------------------------------------------------------
CONSUMER & BUSINESS SERVICES - 6.9%
Harper Group, Inc.(1)                                                                              20,000             410,000
Pittston Burlington Group(1)                                                                       50,000             906,250
Ralcorp Holdings, Inc.                                                                            110,000           2,282,500
SunSource LP, Class B(1)                                                                          200,000             875,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,473,750
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 8.1%
Aztec Resources, Ltd.                                                             CAD             329,800             581,103
Basin Exploration, Inc.                                                           CAD              60,000             420,000
Calahoo Petroleum, Ltd.                                                           CAD             431,000             218,332
Calahoo Petroleum, Ltd., Restricted(3,4)                                          CAD             840,000             425,520
Canadian Conquest Exploration, Inc.                                               CAD             619,000             954,335
Discovery West Corporation                                                        CAD             144,500             365,997
New Cache Petroleums, Ltd.                                                        CAD              46,200             269,650
Nugas, Ltd.                                                                       CAD             189,500             313,028
Ocelot Energy, Inc.,  Class B                                                     CAD             136,200             749,945
Olympia Energy, Inc., Class A                                                     CAD             125,000              65,157
Paloma Petroleum, Ltd.                                                            CAD              85,000             149,769
Paragon Petroleum, Ltd.                                                           CAD              99,600             186,461
Place Resources Corporation                                                       CAD             380,000             557,961
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,257,258
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

8


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                FOREIGN CURRENCY(2)              SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

ENERGY SERVICES - 7.3%
3-D Geophysical, Inc.                                                                              45,000      $      371,250
Bowridge Corporation                                                              CAD             700,000             195,286
Computalog, Ltd.                                                                  CAD             109,400           1,064,202
Dailey Petroleum Services Corporation                                                             150,000           1,312,500
Enerflex Systems, Ltd.(1)                                                         CAD              31,600             730,783
Intertech Minerals Corporation                                                    CAD             127,500             191,891
Veritas Energy Services, Inc.                                                     CAD              48,000             868,660
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,734,572
------------------------------------------------------------------------------------------------------------------------------
HOLDING COMPANIES, DIVERSIFIED - 0.5%
Valhi, Inc.(1)                                                                                     59,000             354,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      354,000
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
Gardner Denver Machinery, Inc.                                                                     10,000             305,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      305,000
------------------------------------------------------------------------------------------------------------------------------
MINING/CONSTRUCTION EQUIPMENT - 1.7%
KCI Konecranes International Corporation                                          FIM              35,000             972,392
NQL Drilling Tools, Inc., Class A                                                 CAD              45,600             122,194
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,094,586
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.5%
Catellus Development Corporation                                                                  100,000             987,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      987,500
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 41.1% (Cost: $23,297,966)                                                                    26,733,358
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
WARRANTS
------------------------------------------------------------------------------------------------------------------------------
Calahoo Petroleum, Ltd., 3/4  Warrants, Strike CAD 0.65,
 Expire 6/28/97(3,4,5)                                                            CAD             630,000             148,313
------------------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.2% (Cost: $0)                                                                                      148,313


                                                                                                CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Put Options
December 96     650                                                                                    75              57,188
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPTIONS - 0.1% (Cost $89,287)                                                                                    57,188

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 41.4% (Cost: $23,387,253)                                                                      26,938,859
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                                               9

THE PARTNERS FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS (CONTINUED)


SEPTEMBER 30, 1996                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           $          833
U. S. Treasury Bill, 4.6%, due 10/3/96, $25,000,000 par value                                                      24,993,660
Repurchase Agreement
     State Street Bank and Trust Company, 4.85%, dated 9/30/96, due 10/1/96, maturity value $12,951,745 (collateralized by
     $9,360,000 par value U.S. Treasury Note, 12.00%, due 8/15/13)                                                 12,950,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 58.2%                                                                            37,944,493

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.4%                                                                                              236,778
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                      $   65,120,130
------------------------------------------------------------------------------------------------------------------------------


(1)  Income-producing security.

(2) Foreign-denominated security; CAD - Canadian Dollar, FIM - Finnish Markka, HKD - Hong Kong Dollar.

(3)  Fair-value security.  See 1.a. in Notes to Financial Statements.

(4)  See 4.e. in Notes to Financial Statements.

(5)  See 4.f. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS

SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $23,387,253)                                                                      $   26,938,859
Cash and cash equivalents                                                                                          37,944,493
Receivable for investments sold                                                                                       211,228
Receivable for fund shares subscribed                                                                               1,347,983
Receivable from adviser                                                                                                73,325
Dividends/interest receivable                                                                                          10,175
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       66,526,063

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                   1,247,631
Payable for fund shares redeemed                                                                                       90,366
Accrued  expenses                                                                                                      57,138
Payable to distributor                                                                                                 10,798
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                   1,405,933

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   65,120,130
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    59,948,135
Accumulated undistributed net investment income                                                                       104,651
Accumulated net realized gain from investments                                                                      1,515,724
Net unrealized appreciation on investments                                                                          3,551,620
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $   65,120,130

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        14.07
     Net Asset Value, offering and redemption price per share
     (net assets of $65,120,130 applicable to 4,627,654 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND THIRD-QUARTER REPORT

STATEMENT OF OPERATIONS


FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $     328,168
Dividends (net of foreign withholding tax of $1,270)                                                                   40,461
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                               368,629

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                              197,742
Custodian and transfer agent fees                                                                                      88,616
Professional fees                                                                                                      61,409
Distribution fees                                                                                                      39,548
Shareholder reports                                                                                                    19,648
Trustees' fees and expenses                                                                                            16,714
Registration and filing fees                                                                                           13,974
Insurance                                                                                                                  39
------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                        437,690
Less: Reimbursement from adviser                                                                                     (127,317)
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   310,373

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  58,256
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND OPTIONS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                  1,506,642
Net change in unrealized appreciation on investments                                                                3,375,640
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  4,882,282

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $    4,940,538
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE NINE             FOR THE
                                                                                             MONTHS ENDED        PERIOD ENDED
                                                                                                  9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $       58,256      $       46,395
Net realized gain from investments                                                              1,506,642               9,082
Net change in unrealized appreciation on investments                                            3,375,640             175,980
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            4,940,538             231,457


------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                -                   -
Distributions from realized gains on investments                                                        -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                           52,699,248           7,248,887
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                               52,699,248           7,248,887

------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                   57,639,786           7,480,344
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             7,480,344                   -
End of period                                                                              $   65,120,130      $    7,480,344
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND THIRD-QUARTER REPORT

FINANCIAL HIGHLIGHTS


                                                                                             FOR THE NINE             FOR THE
FOR A SHARE OUTSTANDING                                                                      MONTHS ENDED        PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                                           9/30/96            12/31/95(1)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                       $        10.39      $        10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                0.04                0.06
Net realized gain and net change in unrealized appreciation on investments                           3.64                0.33
------------------------------------------------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting From Operations                                                 3.68                0.39

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                -                   -
Distributions from realized gains on investments                                                        -                   -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $        14.07      $        10.39
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        35.42%               3.90%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                  $   65,120,130      $    7,480,344
Ratio of Expenses to Average Net Assets                                                              1.94%(2)            2.41%(2)
Ratio of Net Investment Income to Average Net Assets                                                 0.37%(2)            1.34%(2)
Portfolio Turnover Rate                                                                                55%                 71%
------------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on July 12, 1995.

(2) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the nine months ended September 30, 1996, and for the period ended December 31, 1995, would have been 2.74% and 5.12%, respectively, and the ratio of net investment loss to average net assets would have been (0.43)% and (1.37)%, respectively.

     Per-share data has been determined by using the average number of shares outstanding throughout the period. Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Partners Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens MicroCap Growth Fund, and The Robertson Stephens Diversified Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities, including options and foreign securities, are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At September 30, 1996, 97.9% of the Fund's positions were valued in this manner.

THE PARTNERS FUND THIRD-QUARTER REPORT

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources, including quotations from market-makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At September 30, 1996, 2.1% of the Fund's positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                                   ROBERTSON, STEPHENS & COMPANY

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2    CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the period from July 12, 1995 (commencement of operations), through December 31, 1995, were as follows:


1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                   4,995,946         $67,183,655
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                              4,995,946          67,183,655

----------------------------------------------------------------------------
Shares redeemed                              (1,088,510)        (14,484,407)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                  3,907,436         $52,699,248
----------------------------------------------------------------------------

7/12/95 - 12/31/95                               SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                     993,987         $10,001,278
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                                993,987          10,001,278

----------------------------------------------------------------------------
Shares redeemed                                (273,769)         (2,752,391)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                    720,218         $ 7,248,887
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred investment advisory fees of $197,742. RSIM has voluntarily agreed to reimburse the Fund for any annual operating expenses exceeding an annual expense ratio of 1.95%. For the nine months ended September 30, 1996, the Adviser agreed to reimburse $127,317 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing

THE PARTNERS FUND THIRD-QUARTER REPORT
member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended September 30, 1996, the Fund incurred distribution fees of $39,548.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $680 to RS & Co., which represented 1.0% of the total commissions paid for the period.

                                                   ROBERTSON, STEPHENS & COMPANY

NOTE 4    INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 55%.

b. TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $23,387,253. Accumulated net unrealized appreciation on investments was $3,551,606, consisting of gross unrealized appreciation and depreciation of $4,016,402 and $(464,810), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $24,026,211 and $6,818,395, respectively.

d. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers.

Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At September 30, 1996, the Fund had its largest concentrated foreign investments, worth 12.9% of the Fund's total assets, in Canada.

e. RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At September 30, 1996, the Fund held restricted securities with an aggregate value of $573,833 which represented 0.9% of the Fund's total assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in Note 1.a., paragraph 2.


                                  SHARES      COST     VALUE    ACQUISITION
SECURITY                            (000)     (000)     (000)          DATE
----------------------------------------------------------------------------
Calahoo Petroleum, Ltd.              840      $333      $425        6/28/96
Calahoo Petroleum, Ltd.
  3/4 Warrants                       630         0      $148        6/28/96
----------------------------------------------------------------------------

THE PARTNERS FUND THIRD-QUARTER REPORT

f. OPTIONS AND WARRANTS:
Options and warrants normally entitle the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

Options and warrants for which market quotations are not readily available were valued such that when the exercise price of the option and warrant was less than that of the underlying common stock, the option or warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the option or warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of return on the stock, option or warrant. If the exercise price was greater than that of the underlying common stock, the option or warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.

THE VALUE + GROWTH FUND THIRD-QUARTER REPORT

SCHEDULE OF NET ASSETS


SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.9%
Boeing Company                                                                                    225,000      $   21,262,500
United Technologies Corporation                                                                    87,700          10,534,963
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   31,797,463
------------------------------------------------------------------------------------------------------------------------------
AIRCRAFT COMPONENTS - 1.4%
Precision Castparts Corporation                                                                   191,700           9,297,450
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    9,297,450
------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.3%
Delta Airlines, Inc.                                                                               70,000           5,040,000
UAL Corporation(1)                                                                                 80,000           3,760,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    8,800,000
------------------------------------------------------------------------------------------------------------------------------
BANKS - 8.6%
BankAmerica Corporation                                                                           120,000           9,855,000
Boatmen's Bancshares, Inc.                                                                        150,000           8,381,250
Chase Manhattan Corporation                                                                       120,000           9,615,000
Citicorp                                                                                          119,400          10,820,625
Comerica, Inc.                                                                                    175,000           9,012,500
First Bank System, Inc.                                                                           100,000           6,687,500
Northern Trust Corporation                                                                         25,000           1,643,750
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   56,015,625
------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.9%
Amgen, Inc.(1)                                                                                    350,000          22,093,750
Biogen, Inc.(1)                                                                                   130,000           9,880,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   31,973,750
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 9.0%
3Com Corporation(1)                                                                               405,000          24,325,312
Cabletron Systems, Inc.(1)                                                                        278,200          19,021,925
Cisco Systems, Inc.(1)                                                                            250,000          15,515,625
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   58,862,862
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 8.3%
Compaq Computer Corporation(1)                                                                    458,000          29,369,250
Dell Computer Corporation(1)                                                                      316,000          24,569,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   53,938,250
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.5%
Cadence Design Systems, Inc.(1)                                                                   715,000          25,561,250
Informix Corporation(1)                                                                           215,000           5,993,125
Parametric Technology Corporation(1)                                                              482,750          23,835,781
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   55,390,156
------------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 13.4%
Abercrombie & Fitch Company, Class A(1)                                                           173,500           4,250,750
CompUSA, Inc.(1)                                                                                  784,900          42,384,600
Fred Meyer, Inc.(1)                                                                               175,000           5,796,875
Nike, Inc.                                                                                        124,100          15,078,150
Ross Stores, Inc.                                                                                 200,000           7,200,000
Staples, Inc.(1)                                                                                  388,500           8,619,844
TAG Heuer International SA, ADR(1,2)                                                               21,700             428,575
Williams-Sonoma, Inc.(1)                                                                          125,000           3,546,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   87,305,669
------------------------------------------------------------------------------------------------------------------------------
CONTRACT MANUFACTURING - 2.0%
SCI Systems, Inc.(1)                                                                              190,000          10,687,500
Solectron Corporation(1)                                                                           50,000           2,450,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,137,500
------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

SEPTEMBER 30, 1996                                                                                 SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------

DATA PROCESSING SERVICES - 1.2%
Computer Sciences Corporation(1)                                                                  100,000      $    7,687,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7,687,500
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.4%
Charter One Financial, Inc.                                                                       100,000           4,000,000
First USA, Inc.                                                                                   200,000          11,075,000
Household International, Inc.                                                                     130,000          10,692,500
MBNA Corporation                                                                                  252,700           8,781,325
The Money Store, Inc.                                                                             300,000           7,950,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   42,498,825
------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 2.3%
Albertson's, Inc.                                                                                 150,000           6,318,750
Safeway, Inc.(1)                                                                                  205,000           8,738,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   15,056,875
------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 6.0%
Healthsource, Inc.(1)                                                                             415,000           6,121,250
Oxford Health Plans, Inc.(1)                                                                      409,400          20,367,650
United Healthcare Corporation                                                                     300,000          12,487,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   38,976,400
------------------------------------------------------------------------------------------------------------------------------
HOSPITALS - 2.9%
Columbia/HCA Healthcare Corporation                                                               204,800          11,648,000
Health Management Associates, Inc.(1)                                                             300,000           7,462,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   19,110,500
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT - 4.3%
Charles Schwab Corporation                                                                        293,000           6,775,625
Merrill Lynch and Company, Inc.                                                                   325,000          21,328,125
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   28,103,750
------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES - 3.2%
Invacare Corporation                                                                              287,300           8,044,400
Medtronic, Inc.                                                                                   200,000          12,825,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   20,869,400
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 8.6%
Atmel Corporation(1)                                                                              500,000          15,437,500
Intel Corporation                                                                                 236,000          22,523,250
Micron Technology, Inc.                                                                           600,000          18,300,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   56,260,750
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY WHOLESALE - 0.5%
Central Garden & Pet Company(1)                                                                   160,000           3,220,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    3,220,000
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.7%
LCI International, Inc.(1)                                                                        347,800          10,955,700
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   10,955,700
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4% (Cost: $492,972,168)                                                                    649,258,425
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.6%                                                                                            3,679,496
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                                                                        $  652,937,921
------------------------------------------------------------------------------------------------------------------------------


(1)  Non-income-producing security.

(2)  ADR - American Depository Receipt


The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF NET ASSETS


SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $492,972,168)                                                                     $  649,258,425
Receivable for investments sold                                                                                    37,079,723
Receivable for fund shares subscribed                                                                               1,401,405
Dividends receivable                                                                                                  248,059
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                      687,987,612

------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                  26,530,058
Payable for fund shares redeemed                                                                                    3,017,176
Payable to adviser                                                                                                    513,129
Payable to distributor                                                                                                132,526
Accrued expenses                                                                                                      217,884
Payable, other                                                                                                      4,638,918
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                  35,049,691

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  652,937,921
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   474,110,367
Accumulated net investment loss                                                                                    (6,948,668)
Accumulated net realized gain from investments                                                                     29,489,965
Net unrealized appreciation on investments                                                                        156,286,257
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                               $  652,937,921
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                             $        24.07
     Net Asset Value, offering and redemption price per share
     (Net assets of $652,937,921 applicable to 27,122,669 shares of beneficial interest outstanding with no par value)
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.


                                                                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                      $    2,861,825
Interest                                                                                                              336,134
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                             3,197,959

------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                            6,539,751
Distribution fees                                                                                                   1,634,843
Custodian and transfer agent fees                                                                                   1,061,600
Shareholder reports                                                                                                   353,440
Registration and filing fees                                                                                          322,780
Professional fees                                                                                                     151,000
Interest expense                                                                                                       59,649
Trustees' fees and expenses                                                                                            16,714
Insurance                                                                                                               6,850
------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                     10,146,627

------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                (6,948,668)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                 56,266,673
Net change in unrealized appreciation on investments                                                              (23,772,459)
------------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                 32,494,214

------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $   25,545,546
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND THIRD-QUARTER REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE             FOR THE
                                                                                        NINE MONTHS ENDED   NINE MONTHS ENDED
                                                                                                  9/30/96            12/31/95
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $   (6,948,668)     $   (8,122,358)
Net realized gain/(loss) from investments                                                      56,266,673         (25,249,381)
Net change in unrealized appreciation on investments                                          (23,772,459)        139,393,491
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           25,545,546         106,021,752

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   -                   -
Realized gains on investments                                                                           -                   -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                     -                   -

------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions              (512,758,792)        605,226,408
------------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                             (512,758,792)        605,226,408

------------------------------------------------------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS                                                      (487,213,246)        711,248,160
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         1,140,151,167         428,903,007
End of period                                                                                $652,937,921      $1,140,151,167
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                                                                 ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

                                                        FOR THE          FOR THE        FOR THE        FOR THE        FOR THE
FOR A SHARE OUTSTANDING                             NINE MONTHS      NINE MONTHS     YEAR ENDED     YEAR ENDED   PERIOD ENDED
THROUGHOUT THE PERIOD:                            ENDED 9/30/96   ENDED 12/31/95        3/31/95        3/31/94        3/31/93
------------------------------------------------------------------------------------------------------------------------------


Net Asset Value, beginning of period               $      22.66   $        18.25   $      13.56    $     11.94    $     10.00
Net investment (loss)/income                              (0.18)           (0.16)         (0.18)         (0.04)          0.12
Net realized gain and net change in
     unrealized appreciation on investments                1.59             4.57           5.07           1.99           1.88
------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Resulting From Operations                             1.41             4.41           4.89           1.95           2.00

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                      -                -              -          (0.03)         (0.06)
Distributions from realized gains on investments              -                -          (0.20)         (0.30)             -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      24.07   $        22.66   $      18.25    $     13.56    $     11.94
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               6.22%           24.16%         36.27%         16.32%         20.05%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                          $652,937,921   $1,140,151,167   $428,903,007    $44,500,363    $17,833,350
Ratio of Expenses to Average Net Assets                    1.55%            1.45%          1.68%          1.55%(2)       1.33%(2)
Ratio of Net Investment (Loss)/Income to
     Average Net Assets                                   (1.06)%          (1.04)%        (1.09)%        (0.51)%(2)      1.26%(2)
Portfolio Turnover Rate                                     177%             104%           232%           250%           210%
------------------------------------------------------------------------------------------------------------------------------



(1)  From April 21, 1992 (Commencement of Operations), to March 31, 1993.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended March 31, 1994, and March 31, 1993, would have been 2.35% and 2.71%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (1.31)% and (0.12)%, respectively.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND THIRD-QUARTER REPORT

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Value + Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on May 12, 1992. Prior to the public offering, shares were offered in a private placement offering on April 21, 1992, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.


NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At

September 30, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At September 30, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

B.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the nine months ended September 30, 1996. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

                                                   ROBERTSON, STEPHENS & COMPANY


D.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

F.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income or loss and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended September 30, 1996, and for the nine months ended December 31, 1995, were as follows:

1/1/96 - 9/30/96                                 SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  16,805,719      $  379,974,681
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             16,805,719         379,974,681

----------------------------------------------------------------------------
Shares redeemed                             (40,001,638)       (892,733,473)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net decrease                                (23,195,919)     $ (512,758,792)

----------------------------------------------------------------------------


4/1/95 - 12/31/95                                SHARES              AMOUNT
----------------------------------------------------------------------------
Shares sold                                  71,113,394      $1,642,232,001
Shares reinvested                                     -                   -
----------------------------------------------------------------------------
                                             71,113,394       1,642,232,001

----------------------------------------------------------------------------
Shares redeemed                             (44,296,835)     (1,037,005,593)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase                                 26,816,559      $  605,226,408
----------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. (As of January 1, 1996, the rate was reduced to 1% of the average daily net assets of the Fund from an annual rate of 1.25%.) For the nine months ended September 30, 1996, the Fund incurred investment advisory fees of $6,539,751. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended September 30, 1996, there was no expected reimbursement of advisory fees and other expenses.

B.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of

THE VALUE + GROWTH FUND THIRD-QUARTER REPORT

RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,714 for the nine months ended September 30, 1996.

D.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services effective on January 1, 1996, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended
September 30, 1996, the Fund incurred distribution fees of $1,634,843.

E.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended September 30, 1996, the Fund paid brokerage commissions of $328,880 to RS & Co., which represented 12% of total commissions paid for the period.


NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended September 30, 1996, was 177%.

B.   TAX BASIS OF INVESTMENTS:
At September 30, 1996, the cost of investments for federal income tax purposes was $492,972,168. Accumulated net unrealized appreciation on investments was $156,286,257, consisting of gross unrealized appreciation and depreciation of $161,691,158 and ($5,404,901), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the nine months ended September 30, 1996, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $1,554,302,946 and $2,066,001,597, respectively.

D.   SHORT SALES:
For the nine months ended September 30, 1996, the Fund did not sell any securities short.

                            -------------------------

                                    FORM N-lA


                                     PART C

                            -------------------------

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)    Financial Statements

       1. The following audited financial statements for The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Growth & Income Fund, The Information Age Fund, The Robertson Stephens Partners Fund, and The Robertson Stephens Value + Growth Fund, each a series of Registrant, are included in Part B:

              Schedules of Net Assets as of December 31, 1995; Schedules of Securities Sold Short as of December 31, 1995 (the Contrarian Fund and the Growth & Income Fund only); Statements of Assets and Liabilities as of December 31, 1995; Statements of Operations for the periods ended December 31, 1995; Statements of Changes in Net Assets for the periods ended December 31, 1995; Financial Highlights for each of the periods presented; Notes to Financial Statements; and Reports of Independent Accountant.


       2. The following unaudited financial statements for The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Growth & Income Fund, The Information Age Fund, The Robertson Stephens MicroCap Growth Fund, The Robertson Stephens Partners Fund, and The Robertson Stephens Value + Growth Fund, each a series of Registrant, are included in Part B:

              Schedules of Net Assets as of September 30, 1996; Schedules of Securities Sold Short as of September 30, 1996 (the Contrarian Fund and the Growth & Income Fund only); Statements of Assets and Liabilities as of September 30, 1996; Statements of Operations for the periods ended September 30, 1996; Statements of Changes in Net Assets for the periods ended September 30, 1996; Notes to Financial Statements; and Reports of Independent Accountant.

(b)    Exhibits

       1.(a) Copy of Amended and Restated Agreement and Declaration of Trust of Registrant.(A)
       1.(b) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(C)
       1.(c) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(D)
       1.(d) Copy of Certificate of Amendment of Agreement and Declaration of Trust of Registrant.(L)
       1.(e) Form of Amended and Restated Agreement and Declaration of Trust of Registrant.+

       2.(a) Copy of Amended and Restated By-Laws of Registrant.(A) 2.(b) Form of Amended and Restated By-Laws of Registrant.+

       3.     Inapplicable.

       4.     Specimen Share Certificate.(A)

       5.(a) Investment Advisory Agreement between Avon Capital Management Corporation (now Robertson Stephens Investment Management, Inc.) and Registrant on behalf of Robertson Stephens Emerging Growth Fund.(B)

       5.(b) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, Inc. and Registrant on behalf of Robertson Stephens Value Plus Fund.(D)

       5.(c) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Contrarian Fund.(G)

       5.(d) Agreement between Robertson Stephens Investment Management, Inc., Robertson Stephens Investment Management, L.P., Robertson, Stephens & Company, L.P. and Registrant on behalf of Robertson Stephens Value Plus Fund.(H)

       5.(e) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Emerging Markets Fund.(I)

       5.(f) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Partners Fund.(L)

       5.(g) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant on behalf of Robertson Stephens Growth & Income Fund.(M)

       5.(h) Form of Investment Advisory Agreement between Robertson Stephens Investment Management, L.P. and Registrant (on behalf of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund, and Robertson Stephens Information Age Fund).(N)

       5.(i) Form of Letter Agreement regarding the Investment Advisory Agreement listed in 5(d), above.(O)

       5.(j) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens Asia Fund).(P)

       5.(k) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Diversified Growth Fund).(P)

       5.(l) Form of Investment Advisory Agreement between Robertson, Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Emerging Europe Fund).(P)

       5.(m) Form of Investment Advisory Agreement between Robertson, Stephens & Company, L.P. and Registrant (on behalf of Robertson Stephens MicroCap Growth Fund).*

       6.(a)  Underwriting Agreement and Selling Group Agreement.(F)

       6.(b)  Consent of the Board of Trustees of Registrant.(H)

       7.     Inapplicable.

       8. Custodian Agreement between Registrant and State Street Bank and Trust.(E)

       9.     (A)  -  Form of Administrative Services Agreement.(P)
              (B)  -  Form of Shareholder Service Plan *

       10.    Inapplicable.

       11.    Consent of Independent Accountants.*

       12.    Inapplicable.

       13.    Letter of Understanding Relating to Initial Capital.(A,J)

       14. Disclosure Statement, Custodial Account Agreement and related documents for an Individual Retirement Account (State Street Bank and Trust).(E)

       15.(a) Distribution Plan Pursuant to Rule 12b-l adopted by Registrant for
              Robertson Stephens Emerging Growth Fund.(A)

       15.(b) Form of Distribution Plan Pursuant to Rule 12b-l adopted by
              Registrant for Robertson Stephens Contrarian Fund.(G)

       15.(c) Form of Distribution Plan Pursuant to Rule 12b-l adopted by
              Registrant for Robertson Stephens Emerging Markets Fund (now, Robertson Stephens Developing Countries Fund).(I)

       15.(d) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by
              Registrant for Robertson Stephens Partners Fund.(L)

       15.(e) Form of Distribution Plan Pursuant to Rule 12b-1 adopted by
              Registrant for Robertson Stephens  Growth & Income Fund.(L)

       15.(f) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Global Low-Priced Stock Fund, Robertson Stephens Global Natural Resources Fund and Robertson Stephens Information Age Fund).(N)

       15.(g) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of
              Robertson Stephens Value + Growth Fund).(O)

       15.(h) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of each of Robertson Stephens Asia Fund, Robertson Stephens Diversified Growth Fund, Robertson Stephens Emerging Europe Fund, and Robertson Stephens MicroCap Growth Fund).(P)

       15.(i) Form of Distribution Plan Pursuant to Rule 12b-1 (in respect of
              Class C shares).*

       16.    Schedule of Computation of Performance Quotation.(D)

       17.(a) Power of Attorney.(H)
       17.(b) Power of Attorney of Terry R. Otton.(M)
       17.(c) Power of Attorney.(P)

       27.A-

       27.I   Financial Data Schedules.

                     (a) For the fiscal year ended December 31, 1995.(P)

                     (b) For the periods ended September 30, 1996*

              Incorporated by a reference to like-numbered exhibits:

              (A) Previously filed as part of the Registration Statement filed August 12, 1987.

              (B) Previously filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on March 3, 1988.
              (C)    Previously filed as part of the Post-Effective Amendment
                     No. 4 to the Registration Statement on May 1, 1991.
              (D)    Previously filed as part of the Post-Effective Amendment
                     No. 6 to the Registration Statement on March 12, 1992.
              (E) Previously filed as part of the Post-Effective Amendment No. 8 to the Registration Statement on June 30, 1992.
              (F) Previously filed as part of the Post-Effective Amendment No. 11 to the Registration Statement on February 5, 1993.
              (G) Previously filed as part of the Post-Effective Amendment No. 13 to the Registration Statement on April 30, 1993.
              (H) Previously filed as part of the Post-Effective Amendment No. 16 to the Registration Statement on December 8, 1993.
              (I) Previously filed as part of the Post-Effective Amendment No. 18 to the Registration Statement on April 29, 1994.
              (J) Previously filed as part of the Post-Effective Amendment No. 19 to the Registration Statement on July 5, 1994.
              (K) Previously filed as part of the Post-Effective Amendment No. 20 to the Registration Statement on October 14, 1994.
              (L) Previously filed as part of the Post-Effective Amendment No. 21 to the Registration Statement on April 28, 1995.
              (M) Previously filed as part of the Post-Effective Amendment No. 22 to the Registration Statement on July 3, 1995.
              (N) Previously filed as part of the Post-Effective Amendment No. 23 to the Registration Statement on September 1, 1995.
              (O) Previously filed as part of the Post-Effective Amendment No. 24 to the Registration Statement on January 16, 1996.

              (P)    Previously Filed as part of the Post-Effective Amendment
                     No. 25 to the Registration Statement on May 17, 1996.
              *      Filed herewith.
              +      To be filed by amendment.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

       As of the date of this Registration Statement, there is no person controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

       On December 15, 1996, Registrant had the following number of security holders of its Class A shares:

   Title of Class                         Number of Record Holders
   --------------                         ------------------------

Shares of Beneficial Interest of                        0
  The Robertson Stephens
  Asia Fund

Shares of Beneficial Interest of                   22,878
  The Robertson Stephens
  Contrarian Fund

Shares of Beneficial Interest of                    1,872
  The Robertson Stephens
  Developing Countries Fund

Shares of Beneficial Interest of                      890
  The Robertson Stephens
  Diversified Growth Fund

Shares of Beneficial Interest of                        0
  The Robertson Stephens
  Emerging Europe Fund

Shares of Beneficial Interest of                    8,233
  The Robertson Stephens
  Emerging Growth Fund

Shares of Beneficial Interest of                    1,043
  The Robertson Stephens
  Global Low-Priced Stock
  Fund

Shares of Beneficial Interest of                    2,274
  The Robertson Stephens
  Global Natural Resources
  Fund

Shares of Beneficial Interest of                    7,216
  The Robertson Stephens
  Growth & Income Fund

Shares of Beneficial Interest of                    3,209
  The Robertson Stephens
  Information Age Fund

Shares of Beneficial Interest of                    2,310
  The Robertson Stephens
  Partners Fund

Shares of Beneficial Interest of                        0
  The Robertson Stephens
  Fund

Shares of Beneficial Interest of                   24,928
  The Robertson Stephens
  Value + Growth Fund

ITEM 27.  INDEMNIFICATION

       Under the terms of Registrant's By-laws, Article XI (See Exhibit 2 to this Registration Statement), Registrant may indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

       Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

       Registrant also participates in a policy of insurance which insures Registrant, its present, past and future trustees, officers, employees, agents and investment advisers against any liability incurred on account of any alleged negligent act, error or omission committed in connection with the operation of the Trust, but excluding losses incurred by reason of any fraudulent breach of trust or intention to deceive or defraud, or dishonest, criminal or malicious act finally adjudicated. Coverage for the insureds generally includes losses incurred by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission committed by such person in such capacity, but generally excludes losses incurred on account of personal dishonesty, fraudulent breach of trust, lack of good faith or intention to deceive or defraud or willful failure to act prudently.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

       Robertson Stephens Investment Management, Inc. ("RSIM, Inc."), a Delaware corporation, and Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."), a California limited partnership, are the investment advisers to Registrant. Since they commenced operations in March 1986 and June 1993, respectively, RSIM Inc.'s and RSIM, L.P.'s principal businesses have been to render investment advisory services to clients, including Registrant, limited partnerships and various private accounts.

       RSIM, Inc. is wholly owned by Robertson, Stephens & Company LLC, a Delaware limited liability company, of which Robertson, Stephens & Company Group, L.L.C., a Delaware limited liability company, is the managing member and Robertson, Stephens & Company, Inc., a California corporation, is the only other member. Robertson, Stephens & Company LLC is a registered securities broker-dealer and the principal underwriter for each of the Funds.

       RSIM, L.P.'s sole general partner is Robertson, Stephens & Company, Inc., and its sole limited partner is Robertson, Stephens & Company LLC.

       Information about G. Randy Hecht, an officer of RSIM, L.P. and a director of RSIM, Inc., is set forth in Part A herein and under Item 29 below.

       Information about David J. Evans, Secretary and Security Analyst of RSIM, Inc., and Portfolio Manager of RSIM, Inc. for Robertson Stephens Emerging Growth Fund, is set forth in Part A herein.

       Information about Paul H. Stephens, Portfolio Manager of RSIM, L.P. for Robertson Stephens Contrarian Fund, is set forth in Part A herein and under Item 29 below.

       Information about Ronald E. Elijah, Portfolio Manager of RSIM, L.P. for Robertson Stephens Information Age Fund and for Robertson Stephens Value + Growth Fund, is set forth in Part A herein and under Item 29 below.

       Information about Michael Hoffman, Portfolio Manager of RSIM, L.P. for Robertson Stephens Developing Countries Fund, is set forth in Part A herein.

       Information about Andrew P. Pilara, Jr., Portfolio Manager of RSIM, L.P. for Robertson Stephens Partners Fund and for Robertson Stephens Global Natural Resources Fund, is set forth in Part A herein and under Item 29 below.

       Information about M. Hannah Sullivan, Portfolio Manager of RSIM, L.P. for Robertson Stephens Global Low-Priced Stock Fund, is set forth in Part A herein.

       Information about John L. Wallace, Portfolio Manager of RSIM, L.P. for Robertson Stephens Growth & Income Fund and for Robertson Stephens Diversified Growth Fund, is set forth in Part A herein and under Item 29 below.

       Herbert L. Damner, Jr., a Director of RSIM, Inc., has been a partner of Damner, Pike & Co., a real estate firm located at 345 California Street, 21st Floor, San Francisco, CA 94104, since January 1984.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) Robertson, Stephens & Company LLC is the principal underwriter of each of the Funds.

(b) The table below sets forth certain information as of January 2, 1997 as to the members of Robertson, Stephens & Company LLC, the principal underwriter of Registrant's shares. The managing member of Robertson, Stephens & Company LLC is Robertson, Stephens & Company Group, L.L.C., a Delaware limited liability company. The principal business address for each of the persons named below is 555 California Street, San Francisco, CA 94104.


                                 POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER                    WITH REGISTRANT

Mary Katherine Barger         Managing Director and Member             None
Brian S. Bean                 Managing Director and Member             None
M. Kathleen Behrens           Managing Director and Member             None
Keith E. Benjamin             Managing Director and Member             None
Lars-Christian Brask          Managing Director and Member             None
Richard G. Bianchina          Managing Director and Member             None
Frank W. Birnie, Jr.          Managing Director and Member             None
Clark Callendar               Managing Director and Member             None
Georgene R. Carambat          Managing Director and Member             None
Farah H. Champsi              Managing Director and Member             None
Brendan Dyson                 Managing Director and Member             None
Thomas P. Eddy, Jr.           Managing Director and Member             None
Richard C. Edwards            Managing Director and Member             None
Ronald E. Elijah              Managing Director and Member             None


                                       C-7


Robert L. Emery               Managing Director and Member             None
Brian Farr                    Managing Director and Member             None
Kenneth R. Fitzsimmons, Jr.   Managing Director and Member             None
James P. Foster               Managing Director and Member             None
David L. Goldsmith            Managing Director and Member             None
Robert Grady                  Managing Director and Member             None
Tony M. Haertl                Managing Director and Member             None
Charles A. Hamilton           Managing Director and Member             None
Kenneth C. Haupt              Managing Director and Member             None
William Hazen                 Managing Director and Member             None
G. Randy Hecht                Managing Director and Member             President, Chief
                                                                       Executive Officer,
                                                                       and Trustee
E. David Hetz                 Managing Director and Member             None
Thomas E. Hodapp              Managing Director and Member             None
Paul Johnson                  Managing Director and Member             None
Seymour F. Kaufman            Managing Director and Member             None
John F. Keating, Jr.          Managing Director and Member             None
Daniel L. Klesken             Managing Director and Member             None
Janet J. Kloppenburg          Managing Director and Member             None
Michael G. McCaffery          Managing Director and Member             None
Douglas C. Moore              Managing Director and Member             None
Daniel J. Murphy              Managing Director and Member             None
Robert J. Nowlin              Managing Director and Member             None
Terry R. Otton                Managing Director and Member             Treasurer, Chief
                                                                       Financial Officer,
                                                                       and Principal
                                                                       Accounting Officer
J. Misha Petkevich            Managing Director and Member             None
Andrew P. Pilara, Jr.         Managing Director and Member             None
Karl Power                    Managing Director and Member             None
John Powers                   Managing Director and Member             None
William Ring                  Managing Director and Member             None
George V. Robertson           Managing Director and Member             None
Sanford R. Robertson          Managing Director and Member             None
Andrew H. Roediger            Managing Director and Member             None
John P. Rohal                 Managing Director and Member             Trustee
John Rossi                    Managing Director and Member             None
Neil J. Sandler               Managing Director and Member             None
Stephen Schweich              Managing Director and Member             None
Thomas Sheedy                 Managing Director and Member             None
Paul G. Sherer                Managing Director and Member             None
Russell R. Silvestri          Managing Director and Member             None
Mark J. Simon                 Managing Director and Member             None
Paul C. Slivon                Managing Director and Member             None
Sheryl R. Skolnick            Managing Director and Member             None
Michael J. Stark              Managing Director and Member             None
Paul H. Stephens              Managing Director and Member             None
John L. Wallace               Managing Director and Member             None
Dana K. Welch                 Managing Director and Member             Secretary
Edward Weller                 Managing Director and Member             None


                                       C-8


William S. Wisialowski        Managing Director and Member             None
Vivian R. Wohl                Managing Director and Member             None
Joseph Yurman                 Managing Director and Member             None
Donald E. Zimmer              Managing Director and Member             None


(c)    Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 555 California Street, San Francisco, CA 94104 except that pursuant to Rule 31a-3 under the 1940 Act, the Transfer Agent (located at 1004 Baltimore, Kansas City, MO 64105) and Custodian (located at 225 Franklin Street, Boston, MA 02110) for Registrant, will maintain the records required by subparagraphs (b)(1) and (b)(2)(D) of Rule 31a-1.

ITEM 31.  MANAGEMENT SERVICES.

       Registrant has entered into an agreement with State Street Bank and Trust Company for certain transfer agency and shareholder services. Pursuant to the agreement, State Street Bank and Trust Company, among other things, maintains accounts for shareholders of record of registrant, processes requests to purchase and redeem shares and mails communications by Registrant to its shareholders.

ITEM 32.  UNDERTAKINGS.

       The Registrant has made the following undertakings which are still applicable:

(a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

(b)    Not applicable.

(c) Registrant has undertaken to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders when available, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco and State of California, on the 21st day of January, 1997.

                                          ROBERTSON STEPHENS INVESTMENT TRUST


                                          By:      G. Randy Hecht*
                                             ----------------------------------
                                          President and Chief Executive Officer


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below, on January 21, 1997, by the following persons in the capacities indicated.



SIGNATURE                          CAPACITY

G. RANDY HECHT*                    Principal Executive Officer
-------------------------          and Trustee
George R. Hecht

/s/  TERRY R. OTTON                Treasurer, Chief Financial Officer,
-------------------------          and Principal Accounting Officer
Terry R. Otton

LEONARD B. AUERBACH*               Trustee
-------------------------
Leonard B. Auerbach

DANIEL R. COONEY*                  Trustee
-------------------------
Daniel R. Cooney

JAMES K. PETERSON*                 Trustee
-------------------------
James K. Peterson

JOHN P. ROHAL*                     Trustee
-------------------------
John P. Rohal


*By /s/ Terry R. Otton
    ---------------------------------------
  Terry R. Otton, Attorney-in-Fact pursuant
   to the Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NO.          TITLE                                         PAGE NO.
-----------          -----                                         --------

5(m)                 Form of Investment Advisory Agreement for
                     Micro Cap Growth Fund

9(B)                 Form of Shareholder Services Plan

11                   Consent of Independent Accountants

15(i)                Form of Distribution Plan Pursuant to
                     Rule 12b-1 in respect of Class C shares

27.A-27.I(b)         Financial Data Schedules